UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Carrie M. Schoffman 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

2015 SEMIANNUAL REPORT

ICON DIVERSIFIED FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Bond Fund

ICON Equity Income Fund

ICON Fund

ICON High Yield Bond Fund

ICON Long/Short Fund

ICON Opportunities Fund

ICON Risk-Managed Balanced Fund

1-800-764-0442 | www.iconfunds.com

SAR-DIV-15

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442     •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2015, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund and ICON Equity Income Fund may invest up

2	ABOUT THIS REPORT

to 25% of its assets in high-yield bonds that are below investment grade. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. The ICON High Yield Bond Fund invests at least 80% of its assets in high-yield bonds that are below investment grade, under normal circumstances. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds (68.3%)
Basic Materials (1.4%)
$1,250,000	Alcoa, Inc.	5.13%	10/01/24	$1,337,890

Communications (10.1%)
950,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.25%	10/30/17	990,375
1,977,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	1,974,529
3,450,000	Clearwire Communications LLC / Clearwire Finance, Inc.(a)	14.75%	12/01/16	4,122,750
1,500,000	Goodman Networks, Inc.(b)	12.13%	07/01/18	1,395,000
900,000	Windstream Corp.	8.13%	09/01/18	941,625

				9,424,279
Consumer Staples (3.9%)
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,590,061

Consumer, Non-cyclical (13.7%)
1,000,000	Brightstar Corp.(a)	7.25%	08/01/18	1,067,500
350,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	366,625
3,000,000	Hospira, Inc.	5.80%	08/12/23	3,612,759
1,000,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	1,050,000
3,912,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	4,145,077
1,200,000	MDC Holdings, Inc.	5.50%	01/15/24	1,170,000
1,000,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	1,062,500
300,000	Salix Pharmaceuticals Ltd.(a)(b)	6.50%	01/15/21	332,625

				12,807,086
Energy (2.1%)
500,000	Chesapeake Energy Corp.(c)	5.75%	03/15/23	487,500
500,000	Denbury Resources, Inc.	4.63%	07/15/23	428,750
1,000,000	United Refining Co.	10.50%	02/28/18	1,050,000

				1,966,250
Financial (29.8%)
1,000,000	Deutsche Bank Capital Trust V, VRN(a)(d)	4.90%	06/30/15	1,000,000
1,300,000	Everest Reinsurance Holdings, Inc.(d)	6.60%	05/01/67	1,333,150
1,000,000	Fulton Capital Trust I Ltd.(e)	6.29%	02/01/36	992,600
2,500,000	General Electric Capital Corp., Series A(d)	7.13%	06/15/22	2,934,375

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value

$1,000,000	General Electric Capital Corp., Series B(d)	6.25%	12/15/22	$1,125,000
1,030,000	Goldman Sachs Group, Inc., MTN	5.25%	08/15/24	1,135,531
1,500,000	Highmark, Inc.(a)	4.75%	05/15/21	1,575,618
1,000,000	Highmark, Inc.(a)	6.13%	05/15/41	1,063,186
1,500,000	KCG Holdings, Inc.(a)	6.88%	03/15/20	1,463,250
1,094,000	KeyCorp Capital II	6.88%	03/17/29	1,234,645
1,000,000	Liberty Mutual Group, Inc.(a)(c)(d)	7.00%	03/07/67	1,025,500
2,439,000	MBIA, Inc.	6.63%	10/01/28	2,481,682
1,000,000	PNC Preferred Funding Trust II, FRN(a)(d)	1.49%	03/15/17	915,000
2,500,000	Prudential Financial, Inc.(d)	8.88%	06/15/68	2,946,875
2,000,000	Prudential Insurance Co. of America(a)	8.30%	07/01/25	2,742,954
1,000,000	Regions Financial Corp.	7.75%	09/15/24	1,243,949
2,800,000	USB Realty Corp., FRN(a)(d)	1.40%	01/15/17	2,548,000

				27,761,315
Industrials (5.1%)
230,000	ADT Corp.(c)	4.13%	04/15/19	234,313
1,260,000	Ingersoll-Rand Co.	6.39%	11/15/27	1,535,073
500,000	LSB Industries, Inc.	7.75%	08/01/19	521,250
1,000,000	Masco Corp.	5.95%	03/15/22	1,122,500
300,000	PaperWorks Industries, Inc.(a)	9.50%	08/15/19	307,500
975,000	USG Corp.(a)	5.88%	11/01/21	1,035,937

				4,756,573
Technology (2.2%)
171,000	First Data Corp.	12.63%	01/15/21	202,635
1,701,000	Freescale Semiconductor, Inc.	10.75%	08/01/20	1,849,837

				2,052,472

Total Corporate Bonds (Cost $63,928,280)				63,695,926
U.S. Treasury Obligations (6.4%)
1,995,080	Treasury Inflation Protected Security	0.13%	04/15/19	2,032,021
1,968,800	Treasury Inflation Protected Security	0.13%	07/15/24	1,968,030
2,000,000	U.S. Treasury Note	2.00%	02/15/25	2,012,656

Total U.S. Treasury Obligations (Cost $5,913,158)				6,012,707

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Value
Closed-End Mutual Funds (9.0%)
86,952	Alliance New York Municipal Income Fund, Inc.	$1,213,850
187,643	Diversified Real Asset Income Fund	3,400,091
16,258	Federated Enhanced Treasury Income Fund	219,646
28,289	Firsthand Technology Value Fund, Inc.(c)	405,664
29,808	MFS InterMarket Income Trust I	252,772
44,079	Montgomery Street Income Securities, Inc.(c)	744,494

Shares or Principal Amount		Value
50,154	Nuveen Global High Income Fund	$856,129
43,812	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	496,828
68,741	Western Asset/Claymore Inflation-Linked Securities & Income Fund	792,584

Total Closed-End Mutual Funds (Cost $8,386,681)		8,382,058

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations (7.1%)
$1,461,934	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, CMO	5.50%	08/25/34	$1,576,092
1,560,203	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO	6.62%	09/25/32	1,707,822
1,927,234	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(a)(e)	3.59%	08/25/43	1,807,990
1,489,810	Sequoia Mortgage Trust, Inc., Series 2014-4, Class B2, CMO, VRN(a)(e)	3.91%	11/25/44	1,482,202

Total Collateralized Mortgage Obligations (Cost $6,649,208)				6,574,106

Shares or Principal Amount		Value
Preferred Stocks (4.4%)
Diversified Banks (2.5%)
92,993	RBS Capital Funding Trust V, Series E	$2,282,978

Shares or Principal Amount		Value
Office REIT’s (1.9%)
67,733	Gramercy Property Trust, Inc., Series B(c)(e)	$1,788,151

Total Preferred Stocks (Cost $3,960,821)		4,071,129

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Foreign Corporate Bonds (1.7%)
Basic Materials (1.1%)
$1,000,000	Kissner Milling Co. Ltd.(a)	7.25%	06/01/19	$1,032,500

Energy (0.6%)
962,000	CHC Helicopter S.A.	9.38%	06/01/21	577,200

Total Foreign Corporate Bonds (Cost $2,077,013)				1,609,700

6	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.1%)
2,004,800	State Street Navigator Prime Portfolio, 0.16%	$2,004,800

Total Collateral for Securities on Loan (Cost $2,004,800)		2,004,800

Shares or Principal Amount		Value
Short-Term Investments (4.9%)
$4,562,697	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	$4,562,697

Total Short-Term Investments (Cost $4,562,697)		4,562,697
Total Investments 103.9% (Cost $97,482,658)		96,913,123
Liabilities Less Other Assets (3.9)%		(3,643,536)

Net Assets 100.0%		$93,269,587

The accompanying notes are an integral part of the financial statements.

(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2015.

(c)	All or a portion of the security was on loan as of March 31, 2015.

(d)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(e)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2015 was $6,070,943, which represent 6.5% of the Fund’s Net Assets.

FRN	Floating Rate Note

MTN	Medium Term Note

VRN	Variable Rate Note

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	7

ICON Bond Fund

Credit Diversification

March 31, 2015 (unaudited)

Aaa	6.4%
A3	2.9%
A-	1.8%	*
Baa1	13.9%
Baa2	6.2%
Baa3	11.7%
Ba1	15.3%
Ba2	2.8%
Ba3	1.7%
B1	5.7%
B2	3.8%
B3	5.0%
Caa1	2.8%
NR	3.5%

	83.5%

* Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of March 31, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

8	SCHEDULE OF INVESTMENTS

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (85.9%)
Asset Management & Custody Banks (6.4%)
39,700	Ares Capital Corp.	$681,649
18,700	Invesco, Ltd.	742,203
25,400	Main Street Capital Corp.(a)	784,860
28,700	Triangle Capital Corp.(a)	654,647

		2,863,359
Automobile Manufacturers (4.0%)
48,200	Ford Motor Co.	777,948
20,900	Nissan Motor Co. Ltd., ADR	424,897
4,000	Toyota Motor Corp., ADR(a)	559,560

		1,762,405
Biotechnology (1.7%)
7,700	Gilead Sciences, Inc.†	755,601

Cable & Satellite (1.8%)
5,400	Time Warner Cable, Inc.	809,352

Commodity Chemicals (1.5%)
7,800	LyondellBasell Industries, Class A	684,840

Communications Equipment (2.0%)
12,500	QUALCOMM, Inc.	866,750

Computer & Electronics Retail (1.9%)
21,800	GameStop Corp., Class A(a)	827,528

Construction & Farm Machinery & Heavy Trucks (1.6%)
5,000	Cummins, Inc.	693,200

Diversified Banks (4.1%)
16,300	JPMorgan Chase & Co.	987,454
15,500	Wells Fargo & Co.	843,200

		1,830,654

Shares or Principal Amount		Value

Diversified Chemicals (1.6%)
14,800	Dow Chemical Co.	$710,104

Electric Utilities (4.0%)
16,200	ALLETE, Inc.	854,712
34,000	Great Plains Energy, Inc.	907,120

		1,761,832
Electronic Equipment & Instruments (1.8%)
73,800	Daktronics, Inc.	797,778

Gas Utilities (1.7%)
12,400	National Fuel Gas Co.	748,092

Health Care REITs (3.5%)
20,800	HCP, Inc., REIT	898,768
9,100	Ventas, Inc., REIT	664,482

		1,563,250
Home Furnishings (2.1%)
20,300	Leggett & Platt, Inc.	935,627

Home Improvement Retail (1.9%)
7,500	Home Depot, Inc.	852,075

Housewares & Specialties (2.0%)
13,200	Tupperware Brands Corp.	911,064

Insurance Brokers (2.1%)
19,800	Arthur J Gallagher & Co.	925,650

Integrated Telecommunication Services (4.2%)
20,500	BCE, Inc.	868,380
20,400	Verizon Communications, Inc.	992,052

		1,860,432
Multi-line Insurance (4.3%)
29,600	Horace Mann Educators Corp.	1,012,320

SCHEDULE OF INVESTMENTS	9

Shares or Principal Amount		Value

22,900	Kemper Corp.	$892,184

		1,904,504
Multi-Utilities (3.7%)
17,600	Black Hills Corp.	887,744
21,900	CMS Energy Corp.	764,529

		1,652,273
Oil & Gas Drilling (2.3%)
15,100	Helmerich & Payne, Inc.	1,027,857

Oil & Gas Equipment & Services (1.3%)
10,800	Bristow Group, Inc.	588,060

Oil & Gas Exploration & Production (1.2%)
49,200	Encana Corp.	548,580

Packaged Foods & Meats (2.1%)
31,900	B&G Foods, Inc.	938,817

Paper Packaging (3.5%)
15,400	Avery Dennison Corp.	814,814
9,500	Packaging Corp. of America	742,805

		1,557,619
Pharmaceuticals (2.0%)
15,100	AbbVie, Inc.	883,954

Regional Banks (6.4%)
31,300	Fifth Third Bancorp	590,005

Shares or Principal Amount		Value

63,200	First Commonwealth Financial Corp.	$568,800
32,900	Glacier Bancorp, Inc.	827,435
23,200	Webster Financial Corp.	859,560

		2,845,800
Residential REIT’s (1.3%)
7,300	Camden Property Trust, REIT	570,349

Semiconductors (1.3%)
9,800	Texas Instruments, Inc.	560,413

Soft Drinks (2.9%)
10,700	Coca-Cola Enterprises, Inc.	472,940
10,200	Dr. Pepper Snapple Group, Inc.	800,496

		1,273,436
Tobacco (1.7%)
15,200	Altria Group, Inc.	760,304

Trading Companies & Distributors (2.0%)
21,600	Fastenal Co.	894,996

Total Common Stocks (Cost $36,923,729)		38,166,555

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (5.4%)
Basic Materials (1.0%)
$400,000	Alcoa, Inc.	5.13%	10/01/24	$428,125

Energy (3.0%)
500,000	California Resources Corp.(a)(b)	6.00%	11/15/24	438,750
500,000	Chesapeake Energy Corp.(a)	5.75%	03/15/23	487,500
500,000	Denbury Resources, Inc.	4.63%	07/15/23	428,750

				1,355,000
Financial (1.4%)
500,000	Ironshore Holdings US, Inc.(b)	8.50%	05/15/20	607,179

Total Corporate Bonds (Cost $2,382,160)				2,390,304

10	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Preferred Stocks (4.3%)
Consumer Finance (1.1%)
19,600	Discover Financial Services, Series B(a)	$508,032

Diversified Banks (1.3%)
23,117	RBS Capital Funding Trust V, Series E	567,522

Industrial Machinery (1.9%)
33,300	Stanley Black & Decker, Inc.(a)	855,144

Total Preferred Stocks (Cost $1,877,105)		1,930,698
Convertible Preferred Stock (1.9%)
Diversified Banks (1.9%)
700	Wells Fargo & Co., Series L	856,100

Total Convertible Preferred Stocks (Cost $828,278)		856,100
Exchange Traded Fund (1.0%)
11,300	SPDR Barclays High Yield Bond ETF	443,186

Total Exchange Traded Funds (Cost $449,464)		443,186

Shares or Principal Amount		Value

Collateral for Securities on Loan (9.3%)
4,121,010	State Street Navigator Prime Portfolio, 0.16%	$4,121,010

Total Collateral for Securities on Loan (Cost $4,121,010)		4,121,010
Short-Term Investments (1.6%)
$693,244	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	693,244

Total Short-Term Investments (Cost $693,244)		693,244
Total Investments 109.4% (Cost $47,274,990)		48,601,097
Liabilities Less Other Assets (9.4)%		(4,181,312)

Net Assets 100.0%		$44,419,785

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	11

ICON Equity Income Fund

Sector Composition

March 31, 2015 (unaudited)

Financial	32.4%
Consumer Discretionary	13.7%
Utilities	9.4%
Consumer Staples	6.7%
Materials	6.6%
Industrials	5.5%
Information Technology	5.1%
Energy	4.8%
Telecommunication	4.2%
Health Care	3.7%

92.1%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

March 31, 2015 (unaudited)

Diversified Banks	7.3%
Asset Management & Custody Banks	6.4%
Regional Banks	6.4%
Multi-line Insurance	4.3%
Integrated Telecommunication Services	4.2%
Automobile Manufacturers	4.0%
Electric Utilities	4.0%
Multi-Utilities	3.7%
Health Care REITs	3.5%
Paper Packaging	3.5%
Soft Drinks	2.9%
Oil & Gas Drilling	2.3%
Home Furnishings	2.1%
Insurance Brokers	2.1%
Packaged Foods & Meats	2.1%
Communications Equipment	2.0%
Housewares & Specialties	2.0%
Pharmaceuticals	2.0%
Trading Companies & Distributors	2.0%
Computer & Electronics Retail	1.9%

Home Improvement Retail	1.9%
Industrial Machinery	1.9%
Cable & Satellite	1.8%
Electronic Equipment & Instruments	1.8%
Biotechnology	1.7%
Gas Utilities	1.7%
Tobacco	1.7%
Construction & Farm Machinery & Heavy Trucks	1.6%
Diversified Chemicals	1.6%
Commodity Chemicals	1.5%
Oil & Gas Equipment & Services	1.3%
Residential REIT’s	1.3%
Semiconductors	1.3%
Oil & Gas Exploration & Production	1.2%
Consumer Finance	1.1%

92.1%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

ICON FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.2%)
Airlines (5.4%)
32,500	Alaska Air Group, Inc.	$2,150,850
35,700	Delta Air Lines, Inc.	1,605,072

		3,755,922
Asset Management & Custody Banks (2.3%)
94,900	Janus Capital Group, Inc.	1,631,331

Auto Parts & Equipment (1.5%)
16,900	BorgWarner, Inc.	1,022,112

Automobile Manufacturers (3.3%)
36,000	Thor Industries, Inc.	2,275,560

Biotechnology (10.3%)
7,200	Biogen Idec, Inc.†	3,040,128
35,900	Celgene Corp.†	4,138,552

		7,178,680
Broadcasting (6.7%)
41,500	CBS Corp., Class B	2,516,145
36,200	Discovery Communications, Inc., Class A†	1,113,512
36,200	Discovery Communications, Inc., Class C†	1,066,995

		4,696,652
Construction Materials (2.2%)
11,100	Martin Marietta Materials, Inc.	1,551,780

Consumer Finance (3.0%)
50,800	Encore Capital Group, Inc.†(a)	2,112,772

Diversified Banks (3.0%)
134,200	Bank of America Corp.	2,065,338

Electronic Components (3.2%)
27,300	Rogers Corp.†	2,244,333

Shares or Principal Amount		Value

Electronic Manufacturing Services (4.4%)
64,800	Methode Electronics, Inc.	$3,048,192

Health Care Distributors (1.9%)
5,900	McKesson Corp.	1,334,580

Home Furnishings (4.5%)
16,800	Mohawk Industries, Inc.†	3,120,600

Home Improvement Retail (6.2%)
38,200	Home Depot, Inc.	4,339,902

Hotels, Resorts & Cruise Lines (2.4%)
18,700	Wyndham Worldwide Corp.	1,691,789

Leisure Products (2.9%)
14,400	Polaris Industries, Inc.	2,031,840

Movies & Entertainment (2.6%)
26,100	Viacom, Inc., Class B	1,782,630

Paper Products (3.8%)
40,600	Clearwater Paper Corp.†	2,651,180

Pharmaceuticals (7.7%)
13,000	Jazz Pharmaceuticals PLC†	2,246,270
18,700	Perrigo Co. PLC	3,095,785

		5,342,055
Railroads (4.1%)
42,800	CSX Corp.	1,417,536
13,600	Union Pacific Corp.	1,473,016

		2,890,552
Real Estate Services (2.6%)
46,500	CBRE Group, Inc., Class A†	1,800,015

Regional Banks (2.6%)
13,800	Signature Bank†	1,788,204

SCHEDULE OF INVESTMENTS	13

Shares or Principal Amount		Value

Semiconductor Equipment (3.0%)
93,400	Applied Materials, Inc.	$2,107,104

Semiconductors (4.2%)
29,500	Skyworks Solutions, Inc.	2,899,555

Specialty Chemicals (4.5%)
24,800	Ashland, Inc.	3,157,288

Specialty Stores (1.9%)
15,900	Tractor Supply Co.	1,352,454

Total Common Stocks (Cost $58,128,496)		69,872,420

Shares or Principal Amount		Value

Collateral for Securities on Loan (2.0%)
1,363,939	State Street Navigator Prime Portfolio, 0.16%	$1,363,939

Total Collateral for Securities on Loan (Cost $1,363,939)		1,363,939
Total Investments 102.2% (Cost $59,492,435)		71,236,359
Liabilities Less Other Assets (2.2)%		(1,499,773)

Net Assets 100.0%		$69,736,586

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

14	SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

March 31, 2015 (unaudited)

Consumer Discretionary	32.0%
Health Care	19.9%
Information Technology	14.8%
Financial	13.5%
Industrials	9.5%
Materials	10.5%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

March 31, 2015 (unaudited)

Biotechnology	10.3%
Pharmaceuticals	7.7%
Broadcasting	6.7%
Home Improvement Retail	6.2%
Airlines	5.4%
Home Furnishings	4.5%
Specialty Chemicals	4.5%
Electronic Manufacturing Services	4.4%
Semiconductors	4.2%
Railroads	4.1%
Paper Products	3.8%
Automobile Manufacturers	3.3%
Electronic Components	3.2%
Consumer Finance	3.0%
Diversified Banks	3.0%

Semiconductor Equipment	3.0%
Leisure Products	2.9%
Movies & Entertainment	2.6%
Real Estate Services	2.6%
Regional Banks	2.6%
Hotels, Resorts & Cruise Lines	2.4%
Asset Management & Custody Banks	2.3%
Construction Materials	2.2%
Health Care Distributors	1.9%
Specialty Stores	1.9%
Auto Parts & Equipment	1.5%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	15

ICON HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds (73.8%)
Communications (24.8%)
$50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.25%	10/30/17	$52,125
25,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	6.38%	09/15/20	26,344
23,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	22,971
30,000	Goodman Networks, Inc.	12.13%	07/01/18	27,900
45,000	Level 3 Financing, Inc.	8.63%	07/15/20	48,769
25,000	Sprint Communications, Inc.	6.00%	11/15/22	23,750
50,000	Windstream Corp.	8.13%	09/01/18	52,312

				254,171
Consumer, Non-cyclical (17.5%)
18,000	Brightstar Corp.(a)	7.25%	08/01/18	19,215
50,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	52,375
18,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	18,900
52,000	MDC Holdings, Inc.	5.50%	01/15/24	50,700
15,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	15,937
20,000	Salix Pharmaceuticals Ltd.(a)	6.50%	01/15/21	22,175

				179,302
Energy (5.3%)
15,000	Chesapeake Energy Corp.	5.75%	03/15/23	14,625
25,000	Denbury Resources, Inc.	4.63%	07/15/23	21,438
18,000	United Refining Co.	10.50%	02/28/18	18,900

				54,963
Financial (6.3%)
15,000	Highmark, Inc.(a)	4.75%	05/15/21	15,756
50,000	KCG Holdings, Inc.(a)	6.88%	03/15/20	48,775

				64,531
Industrials (14.7%)
35,000	ADT Corp.	4.13%	04/15/19	35,656
20,000	Case New Holland Industrial, Inc.	7.88%	12/01/17	22,156
20,000	LSB Industries, Inc.	7.75%	08/01/19	20,850
15,000	PaperWorks Industries, Inc.(a)	9.50%	08/15/19	15,375
53,000	USG Corp.(a)	5.88%	11/01/21	56,313

				150,350

16	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Technology (5.2%)
$45,000	First Data Corp.	12.63%	01/15/21	$53,325

Total Corporate Bonds (Cost $761,300)				756,642

Shares or Principal Amount		Value
Closed-End Mutual Funds (10.1%)
1,287	Alliance New York Municipal Income Fund, Inc.	$17,967
3,700	Deutsche Global High Income Fund, Inc.	30,895
1,503	Diversified Real Asset Income Fund	27,234
1,599	Nuveen Global High Income Fund	27,295

Total Closed-End Mutual Funds (Cost $101,616)		103,391

Shares or Principal Amount		Value
Preferred Stock (4.8%)
Diversified Banks (4.8%)
2,004	RBS Capital Funding Trust V, Series E	$49,198

Total Preferred Stocks (Cost $48,664)		49,198

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Foreign Corporate Bonds (5.8%)
Communications (1.8%)
$18,000	Intelsat Jackson Holdings S.A.	7.25%	04/01/19	$18,657

Energy (1.5%)
26,000	CHC Helicopter S.A.	9.38%	06/01/21	15,600

Materials (2.5%)
25,000	Kissner Milling Co. Ltd.(a)	7.25%	06/01/19	25,813

Total Foreign Corporate Bonds (Cost $72,223)				60,070
Total Investments 94.5% (Cost $983,803)				969,301
Other Assets Less Liabilities 5.5%				56,184

Net Assets 100.0%				$1,025,485

The accompanying notes are an integral part of the financial statements.

(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

SCHEDULE OF INVESTMENTS	17

ICON High Yield Bond Fund

Credit Diversification

March 31, 2015 (unaudited)

Baa3	1.5%
Ba1	10.4%
Ba2	3.5%
Ba3	2.0%
B1	27.7%
B2	9.7%
B3	18.1%
Caa1	6.7%

79.6%

Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

18	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.8%)
Asset Management & Custody Banks (2.8%)
66,600	Janus Capital Group, Inc.	$1,144,854

Automobile Manufacturers (2.8%)
18,300	Thor Industries, Inc.(x)	1,156,743

Biotechnology (11.9%)
3,300	Biogen Idec, Inc.†	1,393,392
14,600	Celgene Corp.†	1,683,088
23,600	Ligand Pharmaceuticals, Inc.†(a)	1,819,796

		4,896,276
Broadcasting (5.6%)
22,500	CBS Corp., Class B	1,364,175
15,600	Discovery Communications, Inc., Class A†	479,856
15,600	Discovery Communications, Inc., Class C†	459,810

		2,303,841
Construction Materials (1.2%)
3,500	Martin Marietta Materials, Inc.	489,300

Consumer Finance (3.2%)
31,600	Encore Capital Group, Inc.†(a)	1,314,244

Data Processing & Outsourced Services (2.8%)
13,300	Mastercard, Inc., Class A(x)	1,148,987

Diversified Banks (2.8%)
75,100	Bank of America Corp.	1,155,789

Electronic Components (4.2%)
21,200	Rogers Corp.†	1,742,852

Shares or Principal Amount		Value

Electronic Manufacturing Services (5.5%)
48,200	Methode Electronics, Inc.	$2,267,328

Health Care Distributors (2.6%)
4,800	McKesson Corp.	1,085,760

Home Furnishings (3.9%)
8,700	Mohawk Industries, Inc.†	1,616,025

Home Improvement Retail (4.8%)
17,300	Home Depot, Inc.	1,965,453

Hotels, Resorts & Cruise Lines (2.7%)
12,400	Wyndham Worldwide Corp.	1,121,828

Housewares & Specialties (2.8%)
21,600	Jarden Corp.†	1,142,640

IT Consulting & Other Services (3.3%)
22,200	Cognizant Technology Solutions Corp., Class A† (x)	1,385,058

Leisure Products (2.6%)
7,700	Polaris Industries, Inc.	1,086,470

Paper Products (3.3%)
20,900	Clearwater Paper Corp.†	1,364,770

Pharmaceuticals (6.8%)
6,800	Jazz Pharmaceuticals PLC†	1,174,972
9,800	Perrigo Co. PLC	1,622,390

		2,797,362
Railroads (3.7%)
22,000	CSX Corp.	728,640
7,700	Norfolk Southern Corp.	792,484

		1,521,124

Real Estate Services (2.2%)
23,500	CBRE Group, Inc., Class A†	909,685

SCHEDULE OF INVESTMENTS	19

Shares or Principal Amount		Value

Regional Banks (2.9%)
9,300	Signature Bank†	$1,205,094

Semiconductor Equipment (3.0%)
54,900	Applied Materials, Inc.	1,238,544

Semiconductors (4.0%)
16,900	Skyworks Solutions, Inc.	1,661,101

Specialty Chemicals (4.2%)
13,600	Ashland, Inc.	1,731,416

Specialty Stores (3.2%)
15,400	Tractor Supply Co.	1,309,924

Total Common Stocks (Cost $32,688,892)		40,762,468

Shares or Principal Amount		Value

Collateral for Securities on Loan (6.0%)
2,479,870	State Street Navigator Prime Portfolio, 0.16%	$2,479,870

Total Collateral for Securities on Loan (Cost $2,479,870)		2,479,870
Short-Term Investments (0.4%)
$177,539	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	177,539

Total Short-Term Investments (Cost $177,539)		177,539
Total Investments 105.2% (Cost $35,346,301)		43,419,877
Liabilities Less Other Assets (5.2)%		(2,133,236)

Net Assets 100.0%		$41,286,641

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of March 31, 2015.

20	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2015 (UNAUDITED)

Shares	Short Security	Value
Integrated Telecommunication Services ((1.9)%)
225,000	Cincinnati Bell, Inc.†	$794,250

Total Securities Sold Short (Proceeds $803,622)		$794,250

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS	21

ICON Long/Short Fund

Sector Composition

March 31, 2015 (unaudited)

Consumer Discretionary	28.4%
Information Technology	22.8%
Health Care	21.3%
Financial	13.9%
Materials	8.7%
Industrials	3.7%

98.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

March 31, 2015 (unaudited)

Biotechnology	11.9%
Pharmaceuticals	6.8%
Broadcasting	5.6%
Electronic Manufacturing Services	5.5%
Home Improvement Retail	4.8%
Electronic Components	4.2%
Specialty Chemicals	4.2%
Semiconductors	4.0%
Home Furnishings	3.9%
Railroads	3.7%
IT Consulting & Other Services	3.3%
Paper Products	3.3%
Consumer Finance	3.2%
Specialty Stores	3.2%
Semiconductor Equipment	3.0%
Regional Banks	2.9%

Asset Management & Custody Banks	2.8%
Automobile Manufacturers	2.8%
Data Processing & Outsourced Services	2.8%
Diversified Banks	2.8%
Housewares & Specialties	2.8%
Hotels, Resorts & Cruise Lines	2.7%
Health Care Distributors	2.6%
Leisure Products	2.6%
Real Estate Services	2.2%
Construction Materials	1.2%

98.8%

Percentages are based upon common stocks as a percentage of net assets.

22	SCHEDULE OF INVESTMENTS

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.3%)
Aerospace & Defense (3.1%)
5,449	Curtiss-Wright Corp.	$402,899

Asset Management & Custody Banks (3.1%)
23,000	Janus Capital Group, Inc.	395,370

Auto Parts & Equipment (1.9%)
4,800	Dorman Products, Inc.†	238,800

Automobile Manufacturers (4.6%)
9,401	Thor Industries, Inc.	594,237

Biotechnology (5.9%)
9,931	Ligand Pharmaceuticals, Inc.†	765,779

Construction & Farm Machinery & Heavy Trucks (3.0%)
30,900	Meritor, Inc.†	389,649

Consumer Finance (5.2%)
8,873	Encore Capital Group, Inc.†	369,028
5,453	PRA Group, Inc.†	296,207

		665,235
Data Processing & Outsourced Services (1.3%)
4,400	Total System Services, Inc.	167,860

Diversified Chemicals (2.6%)
8,100	LSB Industries, Inc.†	334,773

Electronic Components (2.6%)
4,160	Rogers Corp.†	341,994

Electronic Equipment & Instruments (6.6%)
4,894	Coherent, Inc.†	317,914
16,500	Daktronics, Inc.	178,365
4,665	FEI Co.	356,126

		852,405

Shares or Principal Amount		Value

Electronic Manufacturing Services (5.3%)
14,618	Methode Electronics, Inc.	$687,631

Health Care Equipment (2.4%)
11,900	Exactech, Inc.†	304,997

Health Care Facilities (2.1%)
3,800	Acadia Healthcare Co., Inc.†	272,080

Health Care Supplies (1.9%)
4,600	Align Technology, Inc.†	247,411

Homefurnishing Retail (2.3%)
11,900	Haverty Furniture Cos., Inc.	296,072

Industrial Machinery (1.0%)
2,100	Crane Co.	131,061

Insurance Brokers (2.0%)
7,700	Brown & Brown, Inc.	254,947

Internet Retail (3.0%)
19,100	Nutrisystem, Inc.	381,618

Internet Software & Services (2.3%)
4,514	j2 Global, Inc.	296,480

Leisure Products (2.4%)
6,000	Brunswick Corp.	308,700

Life Sciences Tools & Services (4.5%)
14,800	Cambrex Corp.†	586,524

Multi-line Insurance (1.5%)
5,700	Horace Mann Educators Corp.	194,940

Packaged Foods & Meats (2.2%)
20,100	Landec Corp.†	280,395

Paper Packaging (2.7%)
6,600	Avery Dennison Corp.	349,206

SCHEDULE OF INVESTMENTS	23

Shares or Principal Amount		Value

Paper Products (3.8%)
7,566	Clearwater Paper Corp.†	$494,060

Pharmaceuticals (2.8%)
5,425	Lannett Co., Inc.†	367,327

Real Estate Services (2.9%)
5,800	FirstService Corp.	375,376

Restaurants (4.0%)
2,867	Buffalo Wild Wings, Inc.†	519,615

Semiconductor Equipment (3.1%)
20,992	Teradyne, Inc.	395,699

Semiconductors (2.3%)
8,500	Microsemi Corp.†	300,900

Shares or Principal Amount		Value

Specialty Chemicals (5.9%)
5,369	HB Fuller Co.	$230,169
7,333	Minerals Technologies, Inc.	536,042

		766,211

Total Common Stocks (Cost $11,594,307)		12,960,251
Total Investments 100.3% (Cost $11,594,307)		12,960,251
Liabilities Less Other Assets (0.3)%		(39,178)

Net Assets 100.0%		$12,921,073

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

24	SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Sector Composition

March 31, 2015 (unaudited)

Information Technology	23.5%
Health Care	19.6%
Consumer Discretionary	18.2%
Materials	17.2%
Financial	14.7%
Industrials	7.1%

100.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

March 31, 2015 (unaudited)

Electronic Equipment & Instruments	6.6%
Biotechnology	5.9%
Specialty Chemicals	5.9%
Electronic Manufacturing Services	5.3%
Consumer Finance	5.2%
Automobile Manufacturers	4.6%
Life Sciences Tools & Services	4.5%
Restaurants	4.0%
Paper Products	3.8%
Aerospace & Defense	3.1%
Asset Management & Custody Banks	3.1%
Semiconductor Equipment	3.1%
Construction & Farm Machinery & Heavy Trucks	3.0%
Internet Retail	3.0%
Real Estate Services	2.9%
Pharmaceuticals	2.8%
Paper Packaging	2.7%

Diversified Chemicals	2.6%
Electronic Components	2.6%
Health Care Equipment	2.4%
Leisure Products	2.4%
Homefurnishing Retail	2.3%
Internet Software & Services	2.3%
Semiconductors	2.3%
Packaged Foods & Meats	2.2%
Health Care Facilities	2.1%
Insurance Brokers	2.0%
Auto Parts & Equipment	1.9%
Health Care Supplies	1.9%
Multi-line Insurance	1.5%
Data Processing & Outsourced Services	1.3%
Industrial Machinery	1.0%

100.3%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	25

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (61.7%)
Consumer Discretionary (11.0%)
6,300	BorgWarner, Inc.	$381,024
6,200	CBS Corp., Class B	375,906
500	Chipotle Mexican Grill, Inc.†	325,270
2,800	Comcast Corp., Class A	158,116
2,200	Delphi Automotive plc	175,428
8,000	Gentherm, Inc.†	404,080
8,000	Gildan Activewear, Inc.	236,160
4,000	Home Depot, Inc.[x]	454,440
5,000	Jarden Corp.†	264,500
3,500	Macy’s, Inc.	227,185
3,400	Starbucks Corp.	321,980
3,500	Walt Disney Co.	367,115

		3,691,204
Consumer Staples (1.2%)
1,900	Reynolds American, Inc.[x]	130,929
7,000	Tyson Foods, Inc., Class A	268,100

		399,029
Energy (2.9%)
4,000	Bristow Group, Inc.	217,800
1,500	EQT Corp.[x]	124,305
2,100	Oceaneering International, Inc.	113,253
2,600	Range Resources Corp.[x]	135,304
3,600	Schlumberger, Ltd.	300,384
2,000	Whiting Petroleum Corp.†	61,800

		952,846
Financial (12.9%)
7,500	Arthur J Gallagher & Co.	350,625
10,000	Bank of America Corp.	153,900
14,000	CBRE Group, Inc., Class A†	541,940

Shares or Principal Amount		Value
7,900	Discover Financial Services[x]	$445,165
8,900	Encore Capital Group, Inc.†(a)	370,151
7,600	Invesco, Ltd.	301,644
3,000	Jones Lang LaSalle, Inc.	511,200
4,300	Signature Bankx†	557,194
5,000	SVB Financial Group†	635,200
6,000	Waddell & Reed Financial, Inc., Class A	297,240
3,000	Wells Fargo & Co.	163,200

		4,327,459
Health Care (8.0%)
5,000	AbbVie, Inc.	292,700
2,100	Actavis PLC†	625,002
1,000	Biogen Idec, Inc.†	422,240
3,200	Gilead Sciences, Inc.†	314,016
2,000	Jazz Pharmaceuticals PLC†	345,580
3,000	McKesson Corp.[x]	678,600

		2,678,138
Industrials (6.4%)
2,973	Curtiss-Wright Corp.	219,824
14,000	Delta Air Lines, Inc.[x]	629,440
1,900	Genesee & Wyoming, Inc., Class A†	183,236
1,100	Precision Castparts Corp.	231,000
5,000	Ryder System, Inc.	474,450
3,800	Union Pacific Corp.[x]	411,578

		2,149,528
Information Technology (11.8%)
4,400	Accenture PLC, Class A	412,236
1,800	Alliance Data Systems Corp.†	533,250
3,900	Apple, Inc.	485,277
13,000	Applied Materials, Inc.	293,280

26	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
1,500	DST Systems, Inc.	$166,065
6,000	Facebook, Inc., Class Ax†	493,290
500	Google, Inc., Class C†	274,000
5,000	Mastercard, Inc., Class Ax	431,950
11,000	Micron Technology, Inc.†	298,430
3,100	Synaptics, Inc.†	252,045
4,400	Visa, Inc., Class A	287,804

		3,927,627
Materials (5.4%)
4,000	Ashland, Inc.	509,240
2,000	Clearwater Paper Corp.†	130,600
3,000	Eagle Materials, Inc.	250,680

Shares or Principal Amount		Value
2,800	LyondellBasell Industries, Class Ax	$245,840
7,300	Methanex Corp.[x]	391,061
2,500	Monsanto Co.	281,350

		1,808,771
Telecommunication (0.6%)
4,000	Verizon Communications, Inc.	194,520

Utilities (1.5%)
2,700	Atmos Energy Corp.	149,310
6,200	CMS Energy Corp.	216,442
2,600	Laclede Group, Inc.	133,172

		498,924

Total Common Stocks (Cost $18,770,826)		20,628,046

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (21.2%)
Communications (2.7%)
$225,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(b)	6.38%	09/15/20	$237,094
400,000	Clearwire Communications LLC / Clearwire Finance, Inc.(b)	14.75%	12/01/16	478,000
150,000	Goodman Networks, Inc.(c)	12.13%	07/01/18	139,500
50,000	Windstream Corp.	8.13%	09/01/18	52,312

				906,906
Consumer Staples (1.2%)
328,000	Altria Group, Inc.	9.25%	08/06/19	420,851

Consumer, Non-cyclical (4.2%)
150,000	Brightstar Corp.(b)	7.25%	08/01/18	160,125
100,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	104,750
300,000	Hospira, Inc.	5.80%	08/12/23	361,276
525,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	556,279
100,000	MDC Holdings, Inc.	5.50%	01/15/24	97,500
100,000	Salix Pharmaceuticals Ltd.(b)(c)	6.50%	01/15/21	110,875

				1,390,805
Energy (1.0%)
100,000	Chesapeake Energy Corp.(a)	5.75%	03/15/23	97,500
100,000	Denbury Resources, Inc.	4.63%	07/15/23	85,750
150,000	United Refining Co.	10.50%	02/28/18	157,500

				340,750

SCHEDULE OF INVESTMENTS	27

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Financial (10.5%)
$355,000	AIG Retirement	8.13%	04/28/23	$468,294
378,000	City National Corp.	5.25%	09/15/20	433,377
100,000	Deutsche Bank Capital Trust V, VRN(b)(d)	4.90%	06/30/15	100,000
100,000	Everest Reinsurance Holdings, Inc.(d)	6.60%	05/01/67	102,550
170,000	Highmark, Inc.(b)	4.75%	05/15/21	178,570
225,000	Highmark, Inc.(b)	6.13%	05/15/41	239,217
150,000	KCG Holdings, Inc.(b)	6.88%	03/15/20	146,325
250,000	Liberty Mutual Group, Inc.(b)(d)	7.00%	03/07/67	256,375
151,000	PNC Preferred Funding Trust II, FRN(b)(d)	1.49%	03/15/17	138,165
500,000	Prudential Financial, Inc.(d)	8.88%	06/15/68	589,375
500,000	Prudential Insurance Co. of America(b)	8.30%	07/01/25	685,739
200,000	USB Realty Corp., FRN(b)(d)	1.40%	01/15/17	182,000

				3,519,987
Industrials (1.4%)
110,000	Ingersoll-Rand Co.	6.39%	11/15/27	134,014
50,000	LSB Industries, Inc.	7.75%	08/01/19	52,125
250,000	Masco Corp.	5.95%	03/15/22	280,625

				466,764
Technology (0.2%)
50,000	First Data Corp.	12.63%	01/15/21	59,250

Total Corporate Bonds (Cost $7,150,725)				7,105,313
U.S. Treasury Obligations (7.6%)
295,320	Treasury Inflation Protected Security	0.13%	07/15/24	295,205
199,508	Treasury Inflation Protected Security	0.13%	04/15/19	203,202
500,000	U.S. Treasury Note	2.13%	09/30/21	514,375
500,000	U.S. Treasury Note	2.25%	11/15/24	514,023
500,000	U.S. Treasury Note	1.00%	09/15/17	503,438
500,000	U.S. Treasury Note	2.00%	02/15/25	503,164

Total U.S. Treasury Obligations (Cost $2,486,816)				2,533,407

Shares or Principal Amount		Value
Closed-End Mutual Funds (3.3%)
7,981	Alliance New York Municipal Income Fund, Inc.	$111,415
1,062	BlackRock Enhanced Government Fund, Inc.	14,730
15,233	Deutsche Global High Income Fund, Inc.	127,196
17,112	Diversified Real Asset Income Fund	310,069
3,617	Federated Enhanced Treasury Income Fund	48,866
2,813	Firsthand Technology Value Fund, Inc.	40,338
5,180	LMP Real Estate Income Fund, Inc.	67,444

28	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,762	MFS InterMarket Income Trust I	$23,422
3,577	Montgomery Street Income Securities, Inc.	60,415
8,396	Nuveen Global High Income Fund	143,320
6,342	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	71,918
6,467	Western Asset/Claymore Inflation-Linked Securities & Income Fund	74,564

Total Closed-End Mutual Funds (Cost $1,112,241)		1,093,697

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (2.1%)
472,789	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO	6.62%	09/25/32	$517,522
192,723	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(b)(e)	3.59%	08/25/43	180,799

Total Collateralized Mortgage Obligations (Cost $706,198)				698,321
Preferred Stocks (1.2%)
Diversified Banks (0.8%)
10,505	RBS Capital Funding Trust V, Series E			257,898

Office REIT’s (0.4%)
5,700	Gramercy Property Trust, Inc., Series B(e)			150,480

Total Preferred Stocks (Cost $397,894)				408,378
Foreign Corporate Bonds (0.5%)
Basic Materials (0.3%)
100,000	Kissner Milling Co. Ltd.(b)	7.25%	06/01/19	103,250

Energy (0.2%)
100,750	CHC Helicopter S.A.	9.38%	06/01/21	60,450

Total Foreign Corporate Bonds (Cost $211,297)				163,700

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
Put Options Purchased (0.2%)
S+P 500 Index, April 2015, 2,000.00	20	$15,700
S+P 500 Index, April 2015, 1,900.00	15	1,950
S+P 500 Index, April 2015, 1,950.00	10	3,050

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
S+P 500 Index, June 2015, 1,900.00	5	$9,925
S+P 500 Index, May 2015, 2,000.00	10	22,950

Total Put Options Purchased (Cost $138,719)		53,575

SCHEDULE OF INVESTMENTS	29

Shares or Principal Amount		Value
Collateral for Securities on Loan (1.4%)
480,225	State Street Navigator Prime Portfolio, 0.16%	$480,225

Total Collateral for Securities on Loan (Cost $480,225)		480,225
Short-Term Investments (5.8%)
$1,937,772	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	1,937,772

Shares or Principal Amount	Value
Total Short-Term Investments (Cost $1,937,772)	$1,937,772
Total Investments 105.0% (Cost $33,392,713)	35,102,434
Liabilities Less Other Assets (5.0)%	(1,672,684)

Net Assets 100.0%	$33,429,750

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

x	All or a portion of the security is pledged as collateral for call options written.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2015.

(d)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(e)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2015 was $331,279, which represent 1.0% of the Fund’s Net Assets.

FRN	Floating Rate Note

REIT	Real Estate Investment Trust

VRN	Variable Rate Note

30	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

MARCH 31, 2015 (UNAUDITED)

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
S+P 500 Index, June 2015, 2,175.00	5	$3,975
S+P 500 Index, May 2015, 2,150.00	5	2,450

Total Options Written (Premiums received $11,526)		$6,425

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS	31

ICON Risk-Managed Balanced Fund

Sector Composition

March 31, 2015 (unaudited)

Financial	14.1%
Information Technology	11.8%
Consumer Discretionary	11.0%
Health Care	8.0%
Industrials	6.4%
Materials	5.4%
Energy	2.9%
Utilities	1.5%
Consumer Staples	1.2%
Telecommunication	0.6%

62.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

March 31, 2015 (unaudited)

Data Processing & Outsourced Services	4.3%
Pharmaceuticals	3.8%
Regional Banks	3.6%
Real Estate Services	3.1%
Auto Parts & Equipment	2.8%
Consumer Finance	2.4%
Internet Software & Services	2.3%
Biotechnology	2.2%
Health Care Distributors	2.0%
Restaurants	2.0%
Airlines	1.9%
Commodity Chemicals	1.9%
Oil & Gas Equipment & Services	1.9%
Asset Management & Custody Banks	1.8%
Diversified Banks	1.8%
Railroads	1.7%
Semiconductors	1.7%

Specialty Chemicals	1.5%
Aerospace & Defense	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Trucking	1.4%
Home Improvement Retail	1.3%
IT Consulting & Other Services	1.2%
Broadcasting	1.1%
Movies & Entertainment	1.1%
Insurance Brokers	1.0%
Oil & Gas Exploration & Production	1.0%
Other Industries (each less than 1%)	9.3%

62.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

32	SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Credit Diversification

March 31, 2015 (unaudited)

Aaa	7.6%
A3	3.4%
A-	1.6%	*
Baa1	3.1%
Baa2	2.5%
Baa3	4.1%
Ba1	3.6%
Ba2	0.8%
Ba3	0.5%
B1	1.1%
B2	0.8%
B3	1.4%
Caa1	0.4%
NR	0.5%

	31.4%

* Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of March 31, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

SCHEDULE OF INVESTMENTS	33

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON High Yield Bond Fund
Assets
Investments, at cost	$97,482,658	$47,274,990	$59,492,435	$983,803

Investments, at value†	96,913,123	48,601,097	71,236,359	969,301
Foreign currency, at value(a)	-	2	-	-
Cash	56,982	2,859	119,203	21,178
Receivables:
Fund shares sold	254,996	118,023	41,901	-
Investments sold	1,355,317	1,488,906	-	32,383
Interest	1,181,990	47,978	-	-
Dividends	32,935	106,135	26,279	15,776
Expense reimbursements due from Adviser	39,064	2,452	1,323	18,962
Foreign tax reclaims	-	3,056	476	-
Other assets	27,378	27,430	23,196	1

Total Assets	99,861,785	50,397,938	71,448,737	1,057,601

Liabilities
Payables:
Due to custodian bank	-	–	114,361	11,334
Expense recoupment due to adviser	-	6,085	-	-
Investments purchased	4,159,280	1,675,938	-	-
Payable for collateral received on securities loaned	2,004,800	4,121,010	1,363,939	-
Fund shares redeemed	280,990	73,946	135,719	9,691
Distributions due to shareholders	49,154	34,085	-	1,675
Advisory fees	47,350	28,590	45,101	576
Accrued distribution fees	4,569	8,841	16,984	-
Fund accounting fees	3,098	1,482	2,276	34
Transfer agent fees	15,193	5,421	10,007	1,003
Administration fees	3,946	1,906	3,007	44
Trustee fees	3,283	1,047	2,374	10
Accrued expenses	20,535	19,802	18,383	7,749

Total Liabilities	6,592,198	5,978,153	1,712,151	32,116

Net Assets - all share classes	$93,269,587	$44,419,785	$69,736,586	$1,025,485

Net Assets - Class S	$81,029,392	$23,588,854	$43,479,190	$-

Net Assets - Class C	$3,964,338	$6,931,639	$17,605,497	$-

Net Assets - Class A	$8,275,857	$13,899,292	$8,651,899	$-

34	FINANCIAL STATEMENTS

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON High Yield Bond Fund
Net Assets Consist of
Paid-in capital	$95,286,786	$63,575,646	$79,630,154	$1,078,655
Accumulated undistributed net investment income/(loss)	(26,085)	17,375	(368,572)	(15,012)
Accumulated undistributed net realized gain/(loss)	(1,421,579)	(20,499,361)	(21,268,920)	(23,656)
Unrealized appreciation/(depreciation)	(569,535)	1,326,125	11,743,924	(14,502)

Net Assets	$93,269,587	$44,419,785	$69,736,586	$1,025,485

Shares outstanding (unlimited shares authorized, no par value)	-	-	-	108,172
Class S	8,541,765	1,502,754	2,660,949	-
Class C	416,175	438,967	1,197,061	-
Class A	875,478	890,025	556,731	-
Net asset value (offering and redemption price per share)	$-	$-	$-	$9.48
Class S	$9.49	$15.70	$16.34	$-
Class C	$9.53	$15.79	$14.71	$-
Class A	$9.45	$15.62	$15.54	$-
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.92	$16.57	$16.49	$-

† Includes securities on loan of	$1,900,895	$4,004,564	$1,326,929	$-

(a) Foreign currency, at cost	$-	$2	$-	$-
The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	35

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2015 (UNAUDITED)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$35,346,301	$11,594,307	$33,392,713

Investments, at value†	43,419,877	12,960,251	35,102,434
Deposits for Short Sales	1,124,840	-	-
Cash	-	16	1,225
Cash due from prime broker	-	-	6,896
Receivables:
Fund shares sold	106,222	269	12,119
Investments sold	-	-	75,560
Interest	-	-	125,502
Dividends	6,180	1,641	14,044
Expense reimbursements due from Adviser	6,585	3,218	13,564
Other assets	18,990	8,322	20,920

Total Assets	44,682,694	12,973,717	35,372,264

Liabilities
Options written, at value (premiums received $11,526)	-	-	6,425
Securities sold short, at value (proceeds of $803,622)	794,250	-	-
Payables:
Due to custodian bank	-	1,000	-
Due to prime broker	8,489	-	-
Expense recoupment due to adviser	418	2,362	-
Investments purchased	-	-	1,310,269
Payable for collateral received on securities loaned	2,479,870	-	480,225
Fund shares redeemed	31,127	25,481	57,362
Distributions due to shareholders	-	-	1,713
Advisory fees	29,676	8,134	21,162
Accrued distribution fees	8,596	-	11,153
Fund accounting fees	1,325	409	1,099
Transfer agent fees	19,180	2,267	19,657
Administration fees	1,745	542	1,411
Trustee fees	1,284	416	1,292
Accrued expenses	20,093	12,033	30,746

Total Liabilities	3,396,053	52,644	1,942,514

Net Assets - all share classes	$41,286,641	$12,921,073	$33,429,750

Net Assets - Class S	$23,083,437	$-	$12,706,587

Net Assets - Class C	$7,503,062	$-	$10,761,256

Net Assets - Class A	$10,700,142	$-	$9,961,907

36	FINANCIAL STATEMENTS

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Net Assets Consist of
Paid-in capital	$91,624,928	$12,108,356	$45,240,677
Accumulated undistributed net investment income/(loss)	(374,147)	(47,432)	24,714
Accumulated undistributed net realized gain/(loss)	(58,047,088)	(505,795)	(13,550,463)
Unrealized appreciation/(depreciation)	8,082,948	1,365,944	1,714,822

Net Assets	$41,286,641	$12,921,073	$33,429,750

Shares outstanding (unlimited shares authorized, no par value)	-	891,920	-
Class S	1,097,128	-	860,974
Class C	394,424	-	792,525
Class A	521,464	-	691,494
Net asset value (offering and redemption price per share)	$-	$14.49	$-
Class S	$21.04	$-	$14.76
Class C	$19.02	$-	$13.58
Class A	$20.52	$-	$14.41
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$21.77	$-	$15.29

† Includes securities on loan of	$2,441,525	$-	$467,651

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	37

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2015 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Investment Income
Interest	$1,822,982	$27,878	$4,560
Dividends	635,702	895,144	302,124
Income from securities lending, net	12,001	41,051	6,059
Foreign taxes withheld	–	(11,274)	–

Total Investment Income	2,470,685	952,799	312,743

Expenses
Advisory fees	282,939	158,114	259,623
Distribution fees:
Class C	14,227	31,324	87,000
Class A	7,372	17,992	10,464
Fund accounting fees	9,431	4,216	6,923
Transfer agent fees	39,950	23,913	42,230
Administration fees	23,578	10,541	17,308
Custody fees	4,452	2,014	1,239
Registration fees:	–	–	–
Class S	6,558	2,355	4,710
Class C	5,995	5,639	6,756
Class A	4,036	7,102	5,675
Insurance expense	5,385	1,305	2,168
Trustee fees and expenses	5,671	2,087	4,165
Organizational Expenses	–	–	–
Audit and tax service expense	15,247	16,272	12,817
Interest expense	100	49	2,864
Recoupment of previously reimbursed expenses	–	12,848	767
Prime broker expense	–	–	–
Other expenses	25,116	11,649	19,439

Total expenses before expense reimbursement	450,057	307,420	484,148
Expense reimbursement by Adviser due to expense limitation agreement	(74,684)	(5,073)	(2,531)

Net Expenses	375,373	302,347	481,617

Net Investment Income/(Loss)	2,095,312	650,452	(168,874)

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(1,125,383)	1,641,781	(259,821)
Foreign currency	–	(1,367)	–
Written options	–	–	–
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(250,645)	796,933	8,429,128
Written options	–	–	–
Securities sold short	–	–	–

Net realized and unrealized gain/(loss)	(1,376,028)	2,437,347	8,169,307

Net Increase/(Decrease) in Net Assets Resulting From Operations	$719,284	$3,087,799	$8,000,433

The accompanying notes are an integral part of the financial statements.

38	FINANCIAL STATEMENTS

ICON High Yield Bond Fund	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund

$23,730	$457	$1	$185,064
4,121	136,130	45,359	185,199
–	5,043	–	1,031
–	–	(250)	(355)

27,851	141,630	45,110	370,939

2,944	162,369	46,129	113,573

–	35,912	–	50,463
–	13,618	–	9,733
91	3,821	1,230	3,029
1,779	37,761	7,406	32,338
226	9,551	3,075	7,571
944	919	700	4,410
–	–	7,704	–
–	2,389	–	5,403
–	6,008	–	6,661
–	7,588	–	6,421
–	1,720	80	3,842
29	2,199	754	1,926
22,297	–	–	–
6,669	15,123	11,055	18,274
–	1,515	284	80

–	418	10,472	–
–	4,049	–	40
5,269	13,556	6,871	17,817

40,248	318,516	95,760	281,581

(36,624)	(20,125)	(3,218)	(39,548)

3,624	298,391	92,542	242,033

24,227	(156,761)	(47,432)	128,906

(23,656)	(1,256,686)	(482,919)	130,460
–	–	–	–
–	–	–	1,118

(14,502)	6,239,960	2,028,241	1,337,418
–	–	–	(16,631)
–	2,112	–	–

(38,158)	4,985,386	1,545,322	1,452,365

$(13,931)	$4,828,625	$1,497,890	$1,581,271

FINANCIAL STATEMENTS	39

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Bond Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Operations
Net investment income/(loss)	$2,095,312	$4,205,519
Net realized gain/(loss)	(1,125,383)	2,391,782
Change in net unrealized appreciation/(depreciation)	(250,645)	(923,132)

Net increase/(decrease) in net assets resulting from operations	719,284	5,674,169

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,940,921)	(3,980,600)
Class C	(60,913)	(91,693)
Class A	(119,563)	(207,239)
Net realized gains
Class S	(2,404,305)	(1,221,845)
Class C	(87,562)	(33,641)
Class A	(121,178)	(84,193)

Net decrease from dividends and distributions	(4,734,442)	(5,619,211)

Fund Share Transactions
Shares sold
Class S	14,182,357	25,808,977
Class C	1,322,814	1,037,215
Class A	4,606,305	2,174,465
Reinvested dividends and distributions
Class S	3,912,696	5,037,958
Class C	113,802	110,073
Class A	178,573	193,306
Shares repurchased
Class S	(21,060,000)	(31,574,518)
Class C	(214,788)	(1,273,625)
Class A	(588,921)	(4,849,752)

Net increase/(decrease) from fund share transactions	2,452,838	(3,335,901)

Total net increase/(decrease) in net assets	(1,562,320)	(3,280,943)
Net Assets
Beginning of period	94,831,907	98,112,850

End of period	$93,269,587	$94,831,907

40	FINANCIAL STATEMENTS

ICON Equity Income Fund		ICON Fund		ICON High Yield Bond Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015* (unaudited)

$650,452	$755,368	$(168,874)	$(225,339)	$24,227
1,640,414	1,899,218	(259,821)	9,583,650	(23,656)
796,933	(234,459)	8,429,128	(8,157,199)	(14,502)

3,087,799	2,420,127	8,000,433	1,201,112	(13,931)

				(39,239)
(359,829)	(212,507)	-	-	-
(70,444)	(119,845)	-	-	-
(205,360)	(399,464)	-	-	-
		-	-	-
-	-	-	-	-
-	-	-	-	-
-	-

(635,633)	(731,816)	-	-	(39,239)

				1,083,850
17,109,992	4,320,227	1,491,653	39,338,371	-
1,351,142	1,565,617	238,574	701,776	-
1,319,390	4,270,619	431,109	714,468	-
				35,694
336,259	176,730	-	-	-
47,220	77,814	-	-	-
188,432	329,999	-	-	-
				(140,889)
(3,211,642)	(1,950,944)	(4,714,230)	(5,050,068)	-
(269,779)	(1,969,692)	(1,608,295)	(3,026,141)	-
(2,253,260)	(4,496,032)	(805,316)	(3,010,830)	-

14,617,754	2,324,338	(4,966,505)	29,667,576	978,655

17,069,920	4,012,649	3,033,928	30,868,688	925,485

27,349,865	23,337,216	66,702,658	35,833,970	100,000

$44,419,785	$27,349,865	$69,736,586	$66,702,658	$1,025,485

FINANCIAL STATEMENTS	41

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Bond Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Transactions in Fund Shares
Shares sold
Class S	1,464,422	2,592,865
Class C	136,630	103,517
Class A	484,209	218,528
Reinvested dividends and distributions
Class S	411,595	509,394
Class C	11,940	11,098
Class A	18,858	19,561
Shares repurchased
Class S	(2,193,981)	(3,173,085)
Class C	(22,151)	(127,850)
Class A	(61,409)	(490,776)

Net increase/(decrease)	250,113	(336,748)

Shares outstanding, beginning of period	9,583,305	9,920,053

Shares outstanding, end of period	9,833,418	9,583,305

Accumulated undistributed net investment income/(loss)	$(26,085)	$–

*	The Fund commenced operations on October 1, 2014.

The accompanying notes are an integral part of the financial statements.

42	FINANCIAL STATEMENTS

ICON Equity Income Fund		ICON Fund		ICON High Yield Bond Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015* (unaudited)

				108,969
1,147,163	290,158	97,320	2,703,725	-
86,922	106,051	16,865	52,934	-
85,339	287,965	28,601	51,369	-
				3,757
21,507	11,918	-	-	-
3,002	5,226	-	-	-
12,118	22,426	-	-	-
				(14,554)
(205,380)	(133,350)	(299,736)	(339,356)	-
(17,415)	(135,659)	(116,257)	(226,841)	-
(143,666)	(306,449)	(55,233)	(214,698)	-

989,590	148,286	(328,440)	2,027,133	98,172

1,842,156	1,693,870	4,743,181	2,716,048	10,000

2,831,746	1,842,156	4,414,741	4,743,181	108,172

$17,375	$2,556	$(368,572)	$(199,698)	$24,227

FINANCIAL STATEMENTS	43

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Long/Short Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Operations
Net investment income/(loss)	$(156,761)	$(216,208)
Net realized gain/(loss)	(1,256,686)	2,801,025
Change in net unrealized appreciation/(depreciation)	6,242,072	(1,895,125)

Net increase/(decrease) in net assets resulting from operations	4,828,625	689,692

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–
Class C	–	–
Class A	–	–
Net realized gains

Net decrease from dividends and distributions	–	–

Fund Share Transactions
Shares sold
Class S	8,986,759	20,303,844
Class C	485,125	1,899,217
Class A	535,792	8,514,859
Reinvested dividends and distributions
Class S	–	–
Class C	–	–
Class A	–	–
Shares repurchased
Class S	(4,836,495)	(8,631,931)
Class C	(824,479)	(1,322,859)
Class A	(2,445,465)	(6,591,448)

Net increase/(decrease) from fund share transactions	1,901,237	14,171,682

Total net increase/(decrease) in net assets	6,729,862	14,861,374
Net Assets
Beginning of period	34,556,779	19,695,405

End of period	$41,286,641	$34,556,779

44	FINANCIAL STATEMENTS

ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014

$(47,432)	$(20,738)	$128,906	$1,070,093
(482,919)	185,354	131,578	3,386,300
2,028,241	(737,258)	1,320,787	(694,123)

1,497,890	(572,642)	1,581,271	3,762,270

–	–	(52,867)	(870,218)
–	–	(19,204)	(73,148)
–	–
(187,492)	(20,853)	(40,378)	(106,307)

(187,492)	(20,853)	(112,449)	(1,049,673)

529,056	13,145,752
–	–	3,672,505	26,547,394
–	–	1,636,398	4,329,625
–	–	4,506,290	2,947,462
182,711	20,653
–	–	43,948	828,672
–	–	16,755	65,822
–	–	32,230	84,606
(1,233,787)	(882,170)
–	–	(11,616,810)	(52,784,217)
–	–	(886,698)	(874,718)
–	–	(1,997,927)	(4,139,537)

(522,020)	12,284,235	(4,593,309)	(22,994,891)

788,378	11,690,740	(3,124,487)	(20,282,294)

12,132,695	441,955	36,554,237	56,836,531

$12,921,073	$12,132,695	$33,429,750	$36,554,237

FINANCIAL STATEMENTS	45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Long/Short Fund
	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014
Transactions in Fund Shares
Shares sold	-	-
Class S	451,026	1,088,517
Class C	26,167	111,610
Class A	27,387	467,016
Reinvested dividends and distributions	-	-
Class S	-	-
Class C	-	-
Class A	-	-
Shares repurchased	-	-
Class S	(248,041)	(467,545)
Class C	(45,947)	(77,860)
Class A	(126,433)	(361,119)

Net increase/(decrease)	84,159	760,619

Shares outstanding, beginning of period	1,928,857	1,168,238

Shares outstanding, end of period	2,013,016	1,928,857

Accumulated undistributed net investment income/(loss)	$(374,147)	$(217,386)

The accompanying notes are an integral part of the financial statements.

46	FINANCIAL STATEMENTS

ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014	Period ended March 31, 2015 (unaudited)	Year ended September 30, 2014

38,240	960,435	-	-
-	-	256,812	1,936,186
-	-	123,567	340,349
-	-	320,097	217,425
13,494	1,537	-	-
-	-	3,042	59,893
-	-	1,264	5,143
-	-	2,292	6,237
(90,367)	(65,353)	-	-
-	-	(834,308)	(3,796,455)
-	-	(66,475)	(68,822)
-	-	(143,424)	(307,113)

(38,633)	896,619	(337,133)	(1,607,157)

930,553	33,934	2,682,126	4,289,283

891,920	930,553	2,344,993	2,682,126

$(47,432)	$-	$24,714	$8,257

FINANCIAL STATEMENTS	47

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations				Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)		Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Bond Fund
Class S**
Period ended March 31, 2015†	$9.90	$0.22		$(0.15)	$0.07	$(0.22)	$(0.26)
Year ended September 30, 2014	9.89	0.43	(g)	0.15	0.58	(0.44)	(0.13)
Year ended September 30, 2013	10.51	0.24		(0.32)	(0.08)	(0.24)	(0.30)
Year ended September 30, 2012	10.11	0.38		0.59	0.97	(0.40)	(0.17)
Year ended September 30, 2011	10.79	0.47		(0.46)	0.01	(0.47)	(0.22)
Year ended September 30, 2010	10.26	0.48		0.57	1.05	(0.48)	(0.04)
Class C
Period ended March 31, 2015†	9.94	0.17		(0.14)	0.03	(0.18)	(0.26)
Year ended September 30, 2014	9.93	0.34	(g)	0.15	0.49	(0.35)	(0.13)
Year ended September 30, 2013	10.55	0.15		(0.32)	(0.17)	(0.15)	(0.30)
Year ended September 30, 2012	10.15	0.31		0.57	0.88	(0.31)	(0.17)
Year ended September 30, 2011	10.83	0.39		(0.46)	(0.07)	(0.39)	(0.22)
Year ended September 30, 2010	10.30	0.39		0.57	0.96	(0.39)	(0.04)
Class A***
Period ended March 31, 2015†	9.86	0.19		(0.13)	0.06	(0.21)	(0.26)
Year ended September 30, 2014	9.89	0.43	(g)	0.12	0.55	(0.45)	(0.13)
Year ended September 30, 2013	10.51	0.21		(0.32)	(0.11)	(0.21)	(0.30)
Year ended September 30, 2012	10.11	0.36		0.58	0.94	(0.37)	(0.17)
Year ended September 30, 2011	10.81	0.46		(0.46)	-	(0.48)	(0.22)
ICON Equity Income Fund
Class S**
Period ended March 31, 2015†	14.87	0.26		0.82	1.08	(0.25)	-
Year ended September 30, 2014	13.80	0.52		1.04	1.56	(0.49)	-
Year ended September 30, 2013	12.18	0.47		1.65	2.12	(0.50)	-
Year ended September 30, 2012	10.21	0.43		2.03	2.46	(0.49)	-
Year ended September 30, 2011	10.96	0.50		(0.71)	(0.21)	(0.54)	-
Year ended September 30, 2010	10.26	0.47		0.64	1.11	(0.41)	-
Class C
Period ended March 31, 2015†	14.96	0.18		0.82	1.00	(0.17)	-
Year ended September 30, 2014	13.88	0.36		1.06	1.42	(0.34)	-
Year ended September 30, 2013	12.25	0.35		1.65	2.00	(0.37)	-
Year ended September 30, 2012	10.16	0.29		2.06	2.35	(0.26)	-
Year ended September 30, 2011	10.85	0.37		(0.72)	(0.35)	(0.34)	-
Year ended September 30, 2010	10.16	0.36		0.64	1.00	(0.31)	-
Class A***
Period ended March 31, 2015†	14.79	0.23		0.82	1.05	(0.22)	-
Year ended September 30, 2014	13.73	0.47		1.04	1.51	(0.45)	-
Year ended September 30, 2013	12.12	0.45		1.63	2.08	(0.47)	-
Year ended September 30, 2012	10.15	0.39		2.03	2.42	(0.45)	-
Year ended September 30, 2011	10.90	0.47		(0.71)	(0.24)	(0.51)	-
Year ended September 30, 2010	10.21	0.46		0.63	1.09	(0.40)	-

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Portfolio turnover rate(b)

$(0.48)	$9.49	0.80%	$81,030	0.88%	0.75%	4.38%	4.51%		71.96%
(0.57)	9.90	6.01%	87,675	0.86%	0.75%	4.22%	4.33	%(g)	175.95%
(0.54)	9.89	(0.84)%	88,313	0.89%	0.75%	2.19%	2.33%		96.56%
(0.57)	10.51	9.93%	81,381	0.88%	0.75%	3.46%	3.59%		51.28%
(0.69)	10.11	0.15%	881	1.18%	0.75%	4.08%	4.51%		32.13%
(0.52)	10.79	10.45%	1,049	1.39%	0.75%	3.95%	4.59%		63.47%

(0.44)	9.53	0.38%	3,964	2.19%	1.60%	3.00%	3.59%		71.96%
(0.48)	9.94	5.10%	2,879	2.27%	1.60%	2.75%	3.42	%(g)	175.95%
(0.45)	9.93	(1.66)%	3,008	2.06%	1.60%	1.02%	1.48%		96.56%
(0.48)	10.55	8.98%	3,772	2.28%	1.60%	2.35%	3.03%		51.28%
(0.61)	10.15	(0.68)%	3,879	2.16%	1.60%	3.11%	3.67%		32.13%
(0.43)	10.83	9.52%	4,544	2.46%	1.60%	2.88%	3.74%		63.47%

(0.47)	9.45	0.66%	8,276	1.38%	1.00%	3.62%	4.00%		71.96%
(0.58)	9.86	5.77%	4,278	1.44%	1.00%	3.84%	4.28	%(g)	175.95%
(0.51)	9.89	(1.08)%	6,792	1.34%	1.00%	1.71%	2.06%		96.56%
(0.54)	10.51	9.66%	7,515	1.31%	1.00%	3.13%	3.44%		51.28%
(0.70)	10.11	(0.02)%	249	5.83%	1.01%	(0.38)%	4.44%		32.13%

(0.25)	15.70	7.26%	23,589	1.20%	1.20%	3.40%	3.40%		108.56%
(0.49)	14.87	11.36%	8,022	1.38%	1.20%	3.36%	3.54%		147.56%
(0.50)	13.80	17.76%	5,116	1.53%	1.21%	3.28%	3.60%		162.82%
(0.49)	12.18	24.43%	7,123	1.47%	1.21%	3.31%	3.57%		122.39%
(0.54)	10.21	(2.40)%	142	3.99%	1.20%	1.45%	4.24%		142.75%
(0.41)	10.96	11.04%	88	7.66%	1.20%	(2.01)%	4.45%		123.33%

(0.17)	15.79	6.69%	6,932	2.31%	2.20%	2.20%	2.31%		108.56%
(0.34)	14.96	10.26%	5,481	2.45%	2.20%	2.21%	2.46%		147.56%
(0.37)	13.88	16.58%	5,423	2.42%	2.21%	2.49%	2.70%		162.82%
(0.26)	12.25	23.31%	5,146	2.62%	2.20%	2.09%	2.51%		122.39%
(0.34)	10.16	(3.47)%	3,874	2.53%	2.20%	2.85%	3.18%		142.75%
(0.31)	10.85	9.99%	3,569	2.97%	2.20%	2.68%	3.46%		123.33%

(0.22)	15.62	7.14%	13,899	1.47%	1.45%	2.93%	2.95%		108.56%
(0.45)	14.79	11.07%	13,847	1.59%	1.45%	3.08%	3.22%		147.56%
(0.47)	13.73	17.49%	12,798	1.68%	1.46%	3.24%	3.45%		162.82%
(0.45)	12.12	24.10%	10,758	1.69%	1.45%	3.11%	3.35%		122.39%
(0.51)	10.15	(2.66)%	2,871	1.91%	1.45%	3.55%	4.01%		142.75%
(0.40)	10.90	10.84%	1,521	4.59%	1.45%	1.19%	4.32%		123.33%

FINANCIAL HIGHLIGHTS	49

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Fund
Class S**
Period ended March 31, 2015†	$14.52	$(0.01)	$1.83	$1.82	$–	$–
Year ended September 30, 2014	14.00	– (e)	0.52	0.52	–	–
Year ended September 30, 2013	11.34	0.07	2.66	2.73	(0.07)	–
Year ended September 30, 2012	8.82	0.07	2.45	2.52	–	–
Year ended September 30, 2011	9.04	(0.07)	(0.15)	(0.22)	–	–
Year ended September 30, 2010	9.07	(0.01)	0.11	0.10	(0.13)	–
Class C
Period ended March 31, 2015†	13.15	(0.10)	1.66	1.56	–	–
Year ended September 30, 2014	12.82	(0.14)	0.47	0.33	–	–
Year ended September 30, 2013	10.42	(0.07)	2.47	2.40	–	–
Year ended September 30, 2012	8.17	(0.04)	2.29	2.25	–	–
Year ended September 30, 2011	8.36	(0.05)	(0.14)	(0.19)	–	–
Year ended September 30, 2010	8.37	(0.04)	0.11	0.07	(0.08)	–
Class A***
Period ended March 31, 2015†	13.84	(0.04)	1.74	1.70	–	–
Year ended September 30, 2014	13.39	(0.05)	0.50	0.45	–	–
Year ended September 30, 2013	10.85	0.02	2.56	2.58	(0.04)	–
Year ended September 30, 2012	8.46	0.03	2.36	2.39	–	–
Year ended September 30, 2011	8.67	(0.07)	(0.14)	(0.21)	–	–
Year ended September 30, 2010	8.73	(0.08)	0.10	0.02	(0.08)	–
ICON High Yield Bond Fund
Period ended March 31, 2015†	10.00	0.26	(0.43)	(0.17)	(0.35)	–
ICON Long/Short Fund(d)
Class S**
Period ended March 31, 2015†	18.41	(0.05)	2.68	2.63	–	–
Year ended September 30, 2014	17.48	(0.06)	0.99	0.93	–	–
Year ended September 30, 2013	14.56	0.01	2.91	2.92	–	–
Year ended September 30, 2012	11.61	0.02	2.93	2.95	–	–
Year ended September 30, 2011	11.90	0.02	(0.31)	(0.29)	–	–
Year ended September 30, 2010	11.80	0.03	0.29	0.32	(0.22)	–
Class C
Period ended March 31, 2015†	16.74	(0.14)	2.42	2.28	–	–
Year ended September 30, 2014	16.05	(0.24)	0.93	0.69	–	–
Year ended September 30, 2013	13.52	(0.14)	2.67	2.53	–	–
Year ended September 30, 2012	10.89	(0.11)	2.74	2.63	–	–
Year ended September 30, 2011	11.29	(0.11)	(0.29)	(0.40)	–	–
Year ended September 30, 2010	11.19	(0.08)	0.27	0.19	(0.09)	–
Class A***
Period ended March 31, 2015†	17.99	(0.08)	2.61	2.53	–	–
Year ended September 30, 2014	17.13	(0.12)	0.98	0.86	–	–
Year ended September 30, 2013	14.31	(0.02)	2.84	2.82	–	–
Year ended September 30, 2012	11.44	(0.02)	2.89	2.87	–	–
Year ended September 30, 2011	11.77	(0.02)	(0.31)	(0.33)	–	–
Year ended September 30, 2010	11.67	–	0.28	0.28	(0.18)	–

50	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$–	$16.34	12.53%	$43,479	1.02%	1.02%	(0.12)%	(0.12)%	20.53%
–	14.52	3.71%	41,577	1.10%	1.10%	0.02%	0.02%	64.51%
(0.07)	14.00	24.27%	6,986	1.23%	1.23%	0.59%	0.59%	32.68%
–	11.34	28.57%	22,952	1.18%	1.18%	0.61%	0.61%	23.73%
–	8.82	(2.43)%	133	2.52%	2.52%	(0.72)%	(0.72)%	57.93%
(0.13)	9.04	1.10%	406	1.90%	1.90%	(0.06)%	(0.06)%	123.12%

–	14.71	11.86%	17,606	2.27%	2.26%	(1.37)%	(1.36)%	20.53%
–	13.15	2.57%	17,050	2.26%	2.25%	(1.09)%	(1.08)%	64.51%
–	12.82	23.03%	18,848	2.32%	2.26%	(0.64)%	(0.58)%	32.68%
–	10.42	27.54%	18,378	2.35%	2.28%	(0.48)%	(0.41)%	23.73%
–	8.17	(2.27)%	17,884	2.27%	2.27%	(0.50)%	(0.50)%	57.93%
(0.08)	8.36	0.84%	24,573	2.25%	2.25%	(0.45)%	(0.45)%	123.12%

–	15.54	12.28%	8,652	1.55%	1.51%	(0.64)%	(0.60)%	20.53%
–	13.84	3.36%	8,076	1.56%	1.50%	(0.38)%	(0.32)%	64.51%
(0.04)	13.39	23.90%	10,000	1.58%	1.51%	0.12%	0.19%	32.68%
–	10.85	28.25%	12,401	1.54%	1.54%	0.27%	0.27%	23.73%
–	8.46	(2.42)%	1,245	2.52%	2.52%	(0.75)%	(0.75)%	57.93%
(0.08)	8.67	0.22%	1,362	2.68%	2.68%	(0.88)%	(0.88)%	123.12%

(0.35)	9.48	(1.63)%	1,025	8.89%	0.80%	(2.74)%	5.35%	57.97%

–	21.04	14.29%	23,084	1.31%	1.28%	(0.56)%	(0.53)%	32.24%
–	18.41	5.32%	16,465	1.45%	1.32%	(0.47)%	(0.34)%	64.81%
–	17.48	20.05%	4,774	1.53%	1.32%	(0.14)%	0.07%	32.63%
–	14.56	25.41%	3,471	2.18%	1.35%	(0.70)%	0.13%	54.26%
–	11.61	(2.44)%	42	7.76%	1.65%	(5.96)%	0.15%	67.28%
(0.22)	11.90	2.63%	132	5.80%	2.15%	(3.39)%	0.25%	136.50%

–	19.02	13.62%	7,503	2.49%	2.33%	(1.76)%	(1.60)%	32.24%
–	16.74	4.30%	6,932	2.57%	2.38%	(1.58)%	(1.39)%	64.81%
–	16.05	18.71%	6,108	2.62%	2.37%	(1.21)%	(0.96)%	32.63%
–	13.52	24.15%	6,004	2.95%	2.41%	(1.44)%	(0.90)%	54.26%
–	10.89	(3.54)%	5,546	3.14%	2.70%	(1.38)%	(0.94)%	67.28%
(0.09)	11.29	1.65%	9,547	3.60%	3.19%	(1.14)%	(0.73)%	136.50%

–	20.52	14.06%	10,700	1.79%	1.58%	(1.05)%	(0.84)%	32.24%
–	17.99	5.02%	11,160	1.81%	1.63%	(0.82)%	(0.64)%	64.81%
–	17.13	19.71%	8,813	1.91%	1.61%	(0.45)%	(0.16)%	32.63%
–	14.31	25.09%	15,687	2.09%	1.65%	(0.58)%	(0.14)%	54.26%
–	11.44	(2.80)%	1,213	3.23%	1.91%	(1.46)%	(0.14)%	67.28%
(0.18)	11.77	2.34%	1,855	3.65%	2.45%	(1.21)%	(0.01)%	136.50%

FINANCIAL HIGHLIGHTS	51

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Opportunities Fund
Period ended March 31, 2015†	$13.04	$(0.05)	$1.71	$1.66	$–	$(0.21)
Year ended September 30, 2014	13.02	(0.12)	0.41 (f)	0.29	–	(0.27)
Year ended September 30, 2013	10.00	(0.01)	3.03	3.02	–	–
ICON Risk-Managed Balanced Fund
Class S**
Period ended March 31, 2015†	13.98	0.09	0.76	0.85	(0.07)	–
Year ended September 30, 2014	13.40	0.24	0.56	0.80	(0.22)	–
Year ended September 30, 2013	12.32	0.24	1.04	1.28	(0.20)	–
Year ended September 30, 2012	10.88	0.15	1.44	1.59	(0.15)	–
Year ended September 30, 2011	10.96	0.12	(0.05)	0.07	(0.15)	–
Year ended September 30, 2010	10.61	0.08	0.33	0.41	(0.06)	–
Class C
Period ended March 31, 2015†	12.90	0.02	0.69	0.71	(0.03)	–
Year ended September 30, 2014	12.39	0.09	0.54	0.63	(0.12)	–
Year ended September 30, 2013	11.41	0.09	0.98	1.07	(0.09)	–
Year ended September 30, 2012	10.09	0.02	1.34	1.36	(0.04)	–
Year ended September 30, 2011	10.15	0.01	(0.05)	(0.04)	(0.02)	–
Year ended September 30, 2010	9.88	(0.02)	0.29	0.27	–	–
Class A***
Period ended March 31, 2015†	13.69	0.07	0.73	0.80	(0.08)	–
Year ended September 30, 2014	13.12	0.20	0.57	0.77	(0.20)	–
Year ended September 30, 2013	12.06	0.18	1.05	1.23	(0.17)	–
Year ended September 30, 2012	10.66	0.11	1.41	1.52	(0.12)	–
Year ended September 30, 2011	10.72	0.09	(0.05)	0.04	(0.10)	–
Year ended September 30, 2010	10.39	0.05	0.33	0.38	(0.05)	–

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.25% for Class S, 2.30% for Class C and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(e)	Amount less than $0.005.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(g)	Investment income per share of Class S, Class C and Class A reflects a large, non-recurring dividend which amounted to $0.07, $0.06 and $0.08 per share of each class respectively. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.59% for Class S, 2.84% for Class C and 3.55% for Class A.

52	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.21)	$14.49	12.86%	$12,921	1.55%	1.50%	(0.82)%	(0.77)%	36.16%
(0.27)	13.04	2.19%	12,133	2.44%	1.50%	(1.81)%	(0.87)%	45.99%
–	13.02	30.20%	442	12.47%	1.52%	(11.02)%	(0.07)%	52.22%

(0.07)	14.76	6.06%	12,707	1.56%	1.20%	0.89%	1.25%	60.40%
(0.22)	13.98	6.02%	20,071	1.22%	1.20%	1.72%	1.74%	137.48%
(0.20)	13.40	10.51%	43,350	1.43%	1.21%	1.65%	1.87%	98.30%
(0.15)	12.32	14.65%	6,692	1.80%	1.24%	0.69%	1.25%	71.06%
(0.15)	10.88	0.51%	60	7.22%	1.23%	(4.94)%	1.05%	67.61%
(0.06)	10.96	3.90%	62	10.41%	1.31%	(8.34)%	0.75%	114.34%

(0.03)	13.58	5.47%	10,761	2.36%	2.20%	0.11%	0.27%	60.40%
(0.12)	12.90	5.06%	9,469	2.33%	2.20%	0.61%	0.74%	137.48%
(0.09)	12.39	9.45%	5,667	2.72%	2.22%	0.22%	0.72%	98.30%
(0.04)	11.41	13.47%	2,243	3.25%	2.23%	(0.79)%	0.23%	71.06%
(0.02)	10.09	(0.45)%	2,099	2.95%	2.23%	(0.66)%	0.06%	67.61%
–	10.15	2.73%	2,609	3.36%	2.30%	(1.27)%	(0.21)%	114.34%

(0.08)	14.41	5.88%	9,962	1.69%	1.45%	0.74%	0.98%	60.40%
(0.20)	13.69	5.88%	7,014	1.65%	1.45%	1.29%	1.49%	137.48%
(0.17)	13.12	10.28%	7,819	2.12%	1.47%	0.81%	1.46%	98.30%
(0.12)	12.06	14.28%	4,045	2.16%	1.48%	0.28%	0.96%	71.06%
(0.10)	10.66	0.32%	1,982	2.08%	1.48%	0.20%	0.80%	67.61%
(0.05)	10.72	3.69%	4,020	2.62%	1.59%	(0.57)%	0.46%	114.34%

FINANCIAL HIGHLIGHTS	53

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (UNAUDITED)

1.   Organization

The ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON High Yield Bond Fund (“High Yield Bond Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund and the High Yield Bond Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund and the High Yield Bond Fund are single-class funds. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the High Yield Bond Fund is to seek current income and growth of capital. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income

54	NOTES TO FINANCIAL STATEMENTS

securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. The High Yield Bond Fund primarily invests in high-yield bonds. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as now with rising interest rates. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The Equity Income Fund has significant weights in the Financial sector, and the ICON Fund and Long/Short Fund have significant weights in the Consumer Discretionary sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect this sector.

The High Yield Bond Fund may have a significant amount of risk as two Shareholders who are related parties to the Fund, own 9.30% and 16.05% of the net assets of the Fund, respectively. Such concentration of interest

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

could have a material effect on the Fund in the event either or both Shareholders request to redeem a substantial amount of capital.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers

56	NOTES TO FINANCIAL STATEMENTS

making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2015:

	Level 1	Level 2	Level 3	Total
ICON Bond Fund*
Assets
Corporate Bonds	$-	$63,695,926	$-	$63,695,926
U.S. Treasury Obligations	-	6,012,707	-	6,012,707
Closed-End Mutual Funds	8,382,058	-	-	8,382,058
Collateralized Mortgage Obligations	-	6,574,106	-	6,574,106
Preferred Stocks	4,071,129	-	-	4,071,129
Foreign Corporate Bonds	-	1,609,700	-	1,609,700
Collateral for Securities on Loan	-	2,004,800	-	2,004,800
Short-Term Investments	-	4,562,697	-	4,562,697

Total	$12,453,187	$84,459,936	$-	$96,913,123

ICON Equity Income Fund*
Assets
Common Stocks	$38,166,555	$-	$-	$38,166,555
Corporate Bonds	-	2,390,304	-	2,390,304
Preferred Stocks	1,930,698	-	-	1,930,698
Convertible Preferred Stock	856,100	-	-	856,100
Exchange Traded Fund	443,186	-	-	443,186
Collateral for Securities on Loan	-	4,121,010	-	4,121,010
Short-Term Investments	-	693,244	-	693,244

Total	$41,396,539	$7,204,558	$-	$48,601,097

ICON Fund*
Assets
Common Stocks	$69,872,420	$-	$-	$69,872,420
Collateral for Securities on Loan	-	1,363,939	-	1,363,939

Total	$69,872,420	$1,363,939	$-	$71,236,359

58	NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total
ICON High Yield Bond Fund*
Assets
Corporate Bonds	$-	$756,642	$-	$756,642
Closed-End Mutual Funds	103,391	-	-	103,391
Preferred Stock	49,198	-	-	49,198
Foreign Corporate Bonds	-	60,070	-	60,070

Total	$152,589	$816,712	$-	$969,301

ICON Long/Short Fund*
Assets
Common Stocks	$40,762,468	$-	$-	$40,762,468
Collateral for Securities on Loan	-	2,479,870	-	2,479,870
Short-Term Investments	-	177,539	-	177,539

Total	$40,762,468	$2,657,409	$-	$43,419,877

Liabilities
Securities Sold Short
Common Stock	$(794,250)	$-	$-	$(794,250)

Total	$(794,250)	$-	$-	$(794,250)

ICON Opportunities Fund*
Assets
Common Stocks	$12,960,251	$-	$-	$12,960,251

Total	$12,960,251	$-	$-	$12,960,251

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$20,628,046	$-	$-	$20,628,046
Corporate Bonds	-	7,105,313	-	7,105,313
U.S. Treasury Obligations	-	2,533,407	-	2,533,407
Closed-End Mutual Funds	1,093,697	-	-	1,093,697
Collateralized Mortgage Obligations	-	698,321	-	698,321
Preferred Stocks	408,378	-	-	408,378
Foreign Corporate Bonds	-	163,700	-	163,700
Put Options Purchased	53,575	-	-	53,575
Collateral for Securities on Loan	-	480,225	-	480,225
Short-Term Investments	-	1,937,772	-	1,937,772

Total	$22,183,696	$12,918,738	$-	$35,102,434

Liabilities
Written Call Options	$(6,425)	$-	$-	$(6,425)

Total	$(6,425)	$-	$-	$(6,425)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

No Level 3 securities were held in any of the Funds at March 31, 2015.

For the period ended March 31, 2015, there was no transfer activity between Level 1, Level 2 or Level 3. The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2015 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

60	NOTES TO FINANCIAL STATEMENTS

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2015, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use. The cash collateral held for the prime broker and/or borrowings from the prime broker are included on the Statement of Assets and Liabilities.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended March 31, 2015, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	20	$57,732
Options written during period	125	210,367
Options closed during period	(135)	(256,573)

Options outstanding, end of period	10	$11,526

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2015

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Investments, at value	$53,575
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund			Options written, at value	$6,425

62	NOTES TO FINANCIAL STATEMENTS

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from Investment transactions	$9,101
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from written option transactions	$1,118

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on investments	$(97,342)
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on written options	$(16,631)

For the period ended March 31, 2015, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Risk-Managed Balanced Fund	ICON Risk-Managed Balanced Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding	Number of Written Options Contracts Outstanding
June 30, 2014	250	50
September 30, 2014	30	20
December 31, 2014	30	25
March 31, 2015	60	10

NOTES TO FINANCIAL STATEMENTS	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2015, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

64	NOTES TO FINANCIAL STATEMENTS

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2015, is included in the Statement of Operations.

For the period ended March 31, 2015, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Bond Fund	$1,900,895	$2,004,800
ICON Equity Income Fund	4,004,564	4,121,010
ICON Fund	1,326,929	1,363,939
ICON Long/Short Fund	2,441,525	2,479,870
ICON Risk-Managed Balanced Fund	467,651	480,225

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2015. It may also include collateral received from the pre-funding of security loans.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, High Yield Bond Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds

NOTES TO FINANCIAL STATEMENTS	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

66	NOTES TO FINANCIAL STATEMENTS

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Bond Fund
Class S	$3,770	$6,912	$31,183
Class C	151	386	3,043
Class A	272	833	5,724
ICON Equity Income Fund
Class S	785	1,402	9,108
Class C	229	689	4,569
Class A	517	1,846	10,236
ICON Fund
Class S	1,921	3,257	13,674
Class C	769	2,693	19,898
Class A	371	1,380	8,658
ICON Long/Short Fund
Class S	857	2,323	16,603
Class C	305	1,065	7,095
Class A	462	2,423	14,063
ICON Risk-Managed Balanced Fund
Class S	594	6,980	18,328
Class C	486	1,012	7,232
Class A	370	1,115	6,778

3.   Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities.

NOTES TO FINANCIAL STATEMENTS	67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.65% of average daily net assets of the High Yield Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Bond Fund	-	0.75%	1.60%	1.00%
ICON Equity Income Fund	-	1.20%	2.20%	1.45%
ICON Fund	-	1.25%	2.25%	1.50%
ICON High Yield Bond Fund	0.80%	-	-	-
ICON Long/Short Fund	-	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.50%	-	-	-
ICON Risk-Managed Balanced Fund	-	1.20%	2.20%	1.45%

The Funds’ expense limitations, excluding the Bond Fund Class A, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2021. Limitations for the Bond Fund Class A, all classes of the ICON Fund, the Opportunities Fund and the High Yield Bond Fund will continue in effect until at least January 31, 2016. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2015 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2015	2016	2017	2018
ICON Bond Fund	$95,572	$148,484	$136,560	$74,684
ICON Equity Income Fund	33,175	52,885	42,058	5,073
ICON Fund	3,005	18,393	6,978	2,531
ICON High Yield Bond Fund	-	-	-	36,624
ICON Long/Short Fund	47,798	56,161	50,612	20,125
ICON Opportunities Fund	-	23,491	22,580	3,218
ICON Risk-Managed Balanced Fund	33,177	40,835	33,132	39,548

68	NOTES TO FINANCIAL STATEMENTS

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2015, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

NOTES TO FINANCIAL STATEMENTS	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion is paid by ICON Advisers. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 21, 2015, the maximum borrowing limit was changed from $150 million to $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Risk-Managed Balanced and Long/Short Funds may also have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Federal Funds rate plus 0.50%.

70	NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2015, the average outstanding loan by Fund was as follows:

Fund	Average Borrowing (10/1/14-3/31/15)	Average Interest Rates (10/1/14-3/31/15)
ICON Bond Fund	$14,656	1.37%
ICON Equity Income Fund	7,059	1.37
ICON Fund*	411,970	1.37
ICON High Yield Bond Fund	127	1.37
ICON Long/Short Fund*	112,153	1.07
ICONOpportunities Fund	41,120	1.37
ICON Risk-Managed Balanced Fund*	6,087	0.70

*	Fund had outstanding borrowings under these agreements/arrangements as of March 31, 2015.

5.    Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
ICON Bond Fund	$63,439,650	$52,217,394	$5,966,510	$11,519,141
ICON Equity Income Fund	59,010,861	43,481,083	-	-
ICON Fund	14,349,995	18,920,212	-	-
ICON High Yield Fund	1,502,968	509,066	-	-
ICON Long/Short Fund	12,676,006	11,907,543	-	-
ICON Opportunities Fund	4,497,726	5,062,214	-	-
ICON Risk-Managed Balanced Fund	15,615,079	20,229,933	2,740,993	1,232,246

6.  Federal Income Tax

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing

NOTES TO FINANCIAL STATEMENTS	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

For the year ended September 30, 2014, the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Equity Income Fund	$3,040,715	2017
	19,089,764	2018
ICON Fund	1,175,675	2017
	19,833,424	2018
ICON Long/Short Fund	37,506,125	2017
	19,325,857	2018
ICON Risk-Managed Balanced Fund	13,551,114	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2014, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$1,930,719
ICON Fund	9,331,874
ICON Long/Short Fund	2,797,232
ICON Risk-Managed Balanced Fund	3,516,915

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2014, were as follows:

	Distributions Paid from		Total Distributions Paid
Fund	Ordinary Income	Net Long- Term Gains
ICON Bond Fund	$4,279,532	$1,339,679	$5,619,211
ICON Equity Income Fund	731,816	-	731,816
ICON Opportunity Fund	20,853	-	20,853
ICON Risk-Managed Balanced Fund	1,049,673	-	1,049,673

72	NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Bond Fund	$1,362,114	$972,907	$-	$-	$(337,062)	$1,997,959
ICON Equity Income Fund	-	-	-	(22,130,479)	522,452	(21,608,027)
ICON Fund	-	-	(199,698)	(21,009,099)	3,314,796	(17,894,001)
ICON High Yield Bond Fund	-	-	-	-	-	-
ICON Long/Short Fund	-	-	(217,386)	(56,831,982)	1,882,456	(55,166,912)
ICON Opportunities	104,033	60,583	-	-	(662,297)	(497,681)
ICON Risk-Managed Balanced Fund	8,257	-	-	(13,551,114)	263,108	(13,279,749)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2015, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Bond Fund	$97,482,658	$1,104,787	$(1,674,322)	$(569,535)
ICON Equity Income Fund	47,274,990	2,207,326	(881,219)	1,326,107
ICON Fund	59,492,435	12,981,237	(1,237,313)	11,743,924
ICON High Yield Bond Fund	983,803	6,760	(21,262)	(14,502)
ICON Long/Short Fund	35,346,301	8,617,933	(544,357)	8,073,576
ICON Opportunities Fund	11,594,307	1,614,335	(248,391)	1,365,944
ICON Risk-Managed Balanced Fund	33,392,713	2,742,622	(1,032,901)	1,709,721

7.   Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update No. 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). This

NOTES TO FINANCIAL STATEMENTS	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

update sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management does not expect this guidance to have an impact on the Funds’ financial statements.

8.   Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

74	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2015 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/14 – 3/31/15).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	75

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
Actual Expenses
ICON Bond Fund
Class S	$1,000	$1,008.00	$3.75	0.75%
Class C	1,000	1,003.80	7.99	1.60%
Class A	1,000	1,006.60	5.00	1.00%
ICON Equity Income Fund
Class S	1,000	1,072.60	6.20	1.20%
Class C	1,000	1,066.90	11.34	2.20%
Class A	1,000	1,071.40	7.49	1.45%
ICON Fund
Class S	1,000	1,125.30	5.40	1.02%
Class C	1,000	1,118.60	11.94	2.26%
Class A	1,000	1,122.80	7.99	1.51%
ICON High Yield Bond Fund	1,000	983.70	3.96	0.80%
ICON Long/Short Fund
Class S	1,000	1,142.90	6.84	1.28%
Class C	1,000	1,136.20	12.41	2.33%
Class A	1,000	1,140.60	8.43	1.58%
ICON Opportunities Fund	1,000	1,128.60	7.96	1.50%
ICON Risk-Managed Balanced Fund
Class S	1,000	1,060.60	6.16	1.20%
Class C	1,000	1,054.70	11.27	2.20%
Class A	1,000	1,058.80	7.44	1.45%
Hypothetical (assuming a 5% return before expenses)
ICON Bond Fund
Class S	1,000	1,021.19	3.78
Class C	1,000	1,016.95	8.05
Class A	1,000	1,019.95	5.04
ICON Equity Income Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29

76	EXPENSE EXAMPLE

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
ICON Fund
Class S	$1,000	$1,019.85	$5.14
Class C	1,000	1,013.66	11.35
Class A	1,000	1,017.40	7.59
ICON High Yield Bond Fund	1,000	1020.94	4.03
ICON Long/Short Fund
Class S	1,000	1,018.55	6.44
Class C	1,000	1,013.31	11.70
Class A	1,000	1,017.05	7.95
ICON Opportunities Fund	1,000	1,017.45	7.54
ICON Risk-Managed Balanced Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	77

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

78	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

OTHER INFORMATION	79

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

80	FUNDS PRIVACY INFORMATION

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

FUNDS PRIVACY INFORMATION	81

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2015 SEMIANNUAL REPORT

ICON INTERNATIONAL FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Emerging Markets Fund (formerly known as ICON Asia-Pacific Region Fund)

ICON International Equity Fund

1-800-764-0442 | www.iconfunds.com

SAR-INTL-15

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442     •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2015, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign

2	ABOUT THIS REPORT

stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON EMERGING MARKETS FUND

(FORMERLY KNOWN AS ICON ASIA-PACIFIC REGION FUND)

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.9%)
Airport Services (6.2%)
23,000	Airports of Thailand PCL*	$197,656
422,000	Beijing Capital International Airport Co., Ltd.*	414,281

		611,937
Automobile Manufacturers (2.3%)
77,000	UMW Holdings Bhd*	225,638

Brewers (1.4%)
24,500	AMBEV S.A.**	141,632

Casinos & Gaming (0.9%)
3,000	Kangwon Land, Inc.*	93,557

Catalog Retail (1.6%)
750	CJ O Shopping Co., Ltd.*	154,679

Construction & Engineering (1.1%)
25,000	Voltas Ltd.*	111,707

Diversified Banks (5.9%)
15,200	HDFC Bank, Ltd.*	248,662
38,000	ICICI Bank Ltd.*	191,963
55,000	Malayan Banking Bhd*	138,564

		579,189
Diversified Chemicals (1.0%)
14,000	Tata Chemicals Ltd.*	98,781

Environmental & Facilities Services (1.2%)
72,000	China Everbright International Ltd.*	119,084

Footwear (1.1%)
2,200	CCC S.A.*	106,034

Gas Utilities (1.8%)
56,000	China Resources Gas Group Ltd.*	174,950

Shares or Principal Amount		Value
Health Care Facilities (0.9%)
25,000	Life Healthcare Group Holdings Ltd.*	$87,072

Highways & Railtracks (1.7%)
32,000	CCR S.A.**	163,432

Household Appliances (1.1%)
1,300	Coway Co. Ltd.*	106,996

Household Products (4.4%)
580	LG Household & Health Care, Ltd.**	439,659

Independent Power Producers & Energy Traders (2.8%)
64,000	China Resources Power Holdings Co., Ltd.*	160,339
220,000	Datang International Power Generation Co., Ltd.*	112,796

		273,135
Industrial Conglomerates (1.8%)
3,200	Aditya Birla Nuvo, Ltd.*	85,204
12,000	Beijing Enterprises Holdings, Ltd.*	94,586

		179,790
Internet Software & Services (6.6%)
240	NAVER Corp.*	144,793
26,945	Tencent Holdings, Ltd.*	512,030

		656,823
IT Consulting & Other Services (5.8%)
5,600	Infosys, Ltd.*	196,769
25,200	Tech Mahindra Ltd.**	254,331
12,000	Wipro, Ltd.*	120,308

		571,408
Life & Health Insurance (1.9%)
16,000	Ping An Insurance Group Co.*	192,461

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Marine Ports & Services (2.2%)
21,000	Adani Ports and Special Economic Zone*	$103,334
28,000	China Merchants Holdings International Co. Ltd.*	110,450

		213,784
Motorcycle Manufacturers (0.9%)
2,100	Hero MotoCorp, Ltd.*	88,741

Oil & Gas Storage & Transportation (0.9%)
4,500	Ultrapar Participacoes S.A.**	91,409

Personal Products (1.9%)
16,000	Hengan International Group Co., Ltd.*	192,589

Pharmaceuticals (6.3%)
186,000	CSPC Pharmaceutical Group, Ltd.*	157,144
6,400	Dr. Reddy’s Laboratories, Ltd.*	358,895
100,000	Sino Biopharmaceutical, Ltd.*	101,555

		617,594
Real Estate Operating Companies (1.5%)
116,000	Central Pattana PCL*	152,224

Reinsurance (1.9%)
20,784	Korean Reinsurance Co.*	190,919

Semiconductors (7.0%)
4,500	SK Hynix, Inc.*	183,810
110,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	511,231

		695,041
Soft Drinks (1.7%)
15,000	Arca Continental S.A.B. de C.V.†**	92,241
4,400	Coca-Cola Icecek AS*	74,302

		166,543

Shares or Principal Amount		Value
Steel (1.0%)
32,000	Sesa Sterlite, Ltd.*	$97,673

Technology Hardware, Storage & Peripherals (3.8%)
286	Samsung Electronics Co., Ltd.*	370,871

Tires & Rubber (0.9%)
33,000	Apollo Tyres, Ltd.*	88,674

Tobacco (2.0%)
38,000	ITC, Ltd.*	197,334

Water Utilities (1.0%)
138,000	Beijing Enterprises Water Group Ltd.†*	94,196

Wireless Telecommunication Services (7.4%)
18,000	Bharti Airtel, Ltd.*	113,226
50,000	Intouch Holdings PCL*	118,626
10,000	MTN Group, Ltd.*	168,572
1,350	SK Telecom Co., Ltd.*	332,190

		732,614

Total Common Stocks (Cost $8,236,369)		9,078,170
Preferred Stock (1.4%)
Diversified Banks (1.4%)
12,500	Itau Unibanco Holding S.A.**	138,295

Total Preferred Stocks (Cost $196,055)		138,295
Short-Term Investments (8.6%)
$854,740	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	854,740

Total Short-Term Investments (Cost $854,740)		854,740
Total Investments 101.9% (Cost $9,287,164)		10,071,205
Liabilities Less Other Assets (1.9)%		(188,709)

Net Assets 100.0%		$9,882,496

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2015 was 79.9% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

SCHEDULE OF INVESTMENTS	5

ICON Emerging Markets Fund

Country Composition

March 31, 2015 (unaudited)

India	23.8%
South Korea	20.4%
China	14.4%
Hong Kong	10.3%
Brazil	5.4%
Taiwan	5.2%
Thailand	4.7%
Malaysia	3.7%
South Africa	2.6%
Poland	1.1%
Mexico	0.9%
Turkey	0.8%

93.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Emerging Markets Fund

Sector Composition

March 31, 2015 (unaudited)

Information Technology	23.2%
Industrials	14.2%
Financial	12.7%
Consumer Staples	11.5%
Consumer Discretionary	8.8%
Utilities	7.2%
Health Care	7.1%
Telecommunication	5.7%
Materials	2.0%
Energy	0.9%

93.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Emerging Markets Fund Industry Composition March 31, 2015 (unaudited)

Wireless Telecommunication Services	7.4%
Diversified Banks	7.3%
Semiconductors	7.0%
Internet Software & Services	6.6%
Pharmaceuticals	6.3%
Airport Services	6.2%
IT Consulting & Other Services	5.8%
Household Products	4.4%
Technology Hardware, Storage & Peripherals	3.8%
Independent Power Producers & Energy Traders	2.8%
Automobile Manufacturers	2.3%
Marine Ports & Services	2.2%
Tobacco	2.0%
Life & Health Insurance	1.9%
Personal Products	1.9%
Reinsurance	1.9%
Gas Utilities	1.8%
Industrial Conglomerates	1.8%

Highways & Railtracks	1.7%
Soft Drinks	1.7%
Catalog Retail	1.6%
Real Estate Operating Companies	1.5%
Brewers	1.4%
Environmental & Facilities Services	1.2%
Construction & Engineering	1.1%
Footwear	1.1%
Household Appliances	1.1%
Diversified Chemicals	1.0%
Steel	1.0%
Water Utilities	1.0%
Other Industries (each less than 1%)	4.5%

93.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

6	SCHEDULE OF INVESTMENTS

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (88.9%)
Advertising (0.7%)
16,300	REA Group Ltd.*(a)	$597,083

Agricultural Products (1.3%)
72,779	Kaveri Seed Co. Ltd.*	1,145,097

Air Freight & Logistics (3.1%)
22,600	Deutsche Post AG*	704,101
26,000	Kintetsu World Express, Inc.*	1,168,640
4,364	Norbert Dentressangle S.A.*	738,542

		2,611,283
Airlines (0.6%)
37,150	Deutsche Lufthansa AG*	520,199

Aluminum (3.7%)
830,000	Alumina Ltd.*	1,010,037
1,520,000	National Aluminium Co. Ltd.*	1,133,809
199,000	Norsk Hydro ASA*	1,046,010

		3,189,856
Apparel, Accessories & Luxury Goods (0.7%)
20,400	Gildan Activewear, Inc.**(a)	601,426

Application Software (2.5%)
30,000	COLOPL, Inc.*(a)	646,700
4,500	Com2uSCorp†*	779,135
27,779	RIB Software AG*(a)	388,945
4,700	SAP AG*	339,704

		2,154,484
Auto Parts & Equipment (3.8%)
12,800	Leoni AG*	808,548
33,228	Plastic Omnium S.A.*	875,704
15,050	SHW AG*	718,331

Shares or Principal Amount		Value
199,970	Weifu High-Technology Group Co. Ltd.*	$832,993

		3,235,576
Automobile Manufacturers (1.5%)
10,000	Fuji Heavy Industries Ltd.*	331,962
30,000	Mitsubishi Motors Corp.*	270,503
68,000	Nissan Motor Co., Ltd.*(a)	691,597

		1,294,062
Biotechnology (1.0%)
12,300	Grifols S.A.*	527,039
22,000	Sirtex Medical Ltd.*	347,087

		874,126
Broadcasting (0.5%)
4,500	RTL Group S.A.*	433,383

Building Products (1.8%)
6,800	Rockwool International AS, Class B*	792,791
280,000	Sintex Industries Ltd.*	540,745
45,231	Tyman plc**	210,177

		1,543,713
Commodity Chemicals (0.8%)
36,000	Asahi Kasei Corp.*	343,786
72,000	Tosoh Corp.*	362,663

		706,449
Construction & Farm Machinery & Heavy Trucks (0.9%)
60,000	Tadano, Ltd.*	805,662

Construction Materials (0.5%)
7,700	Grasim Industries Ltd.*	446,297

Data Processing & Outsourced Services (0.8%)
16,500	Wirecard AG*	695,395

SCHEDULE OF INVESTMENTS	7

Shares or Principal Amount		Value
Diversified Banks (1.1%)
185,000	ICICI Bank Ltd.*	$934,559

Diversified Chemicals (2.2%)
6,000	BASF SE*	593,973
142,000	Mitsubishi Gas Chemical Co., Inc.*	698,822
78,000	Tata Chemicals Ltd.*	550,350

		1,843,145
Diversified Real Estate Activities (0.5%)
3,800	Daito Trust Construction Co. Ltd.*	424,329

Diversified Support Services (1.8%)
73,000	Babcock International Group PLC*	1,064,914
7,000	Cewe Stiftung & Co. KGAA*	444,236

		1,509,150
Electric Utilities (0.5%)
60,000	Reliance Infrastructure, Ltd.*	415,365

Electrical Components & Equipment (1.6%)
84,087	Finolex Cables Ltd.*	381,164
12,500	Schneider Electric SE*	972,735

		1,353,899
Electronic Components (3.0%)
26,700	Japan Aviation Electronics Industry Ltd.*	644,746
12,000	Largan Precision Co., Ltd.*	1,031,615
11,000	Omron Corp.*	495,541
110,000	Zhen Ding Technology Holding Ltd.*	358,219

		2,530,121
Electronic Equipment & Instruments (5.3%)
12,500	Hexagon AB, Class B*	443,813
17,000	Hitachi High-Technologies Corp.*	517,350

Shares or Principal Amount		Value
130,000	Hitachi, Ltd.*	$887,881
10,357	Ingenico*	1,135,965
6,040	Isra Vision AG*	413,812
83,595	Jenoptik AG*	1,125,498

		4,524,319
Electronic Manufacturing Services (0.7%)
1,100,000	FIH Mobile Ltd.†**	583,155

Fertilizers & Agricultural Chemicals (0.3%)
220,000	Gujarat State Fertilisers & Chemicals Ltd.*	291,641

Gas Utilities (0.3%)
740,000	Perusahaan Gas Negara Persero Tbk PT*	271,230

Household Appliances (1.5%)
10,000	Coway Co. Ltd.*	823,049
6,200	SEB S.A.*	447,165

		1,270,214
Household Products (0.4%)
14,500	Svenska Cellulosa AB SCA, Class B*	333,193

Industrial Conglomerates (4.0%)
6,600	Daetwyler Holding AG*	921,018
16,500	Indus Holding AG*	820,545
38,300	Koninklijke Philips NV*	1,086,570
5,650	Siemens AG*	611,071

		3,439,204
Industrial Machinery (3.8%)
5,480	Feintool International Holding AG*	529,111
29,000	JTEKT Corp.*(a)	452,152
9,500	Makita Corp.*(a)	492,293
27,100	NGK Insulators Ltd.*	577,407
18,800	Rotork PLC*	689,279
15,100	Stabilus S.A.†*	520,439

		3,260,681

8	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Integrated Telecommunication Services (0.5%)
7,400	Nippon Telegraph & Telephone Corp.*	$456,810

Internet Software & Services (0.8%)
1,200	NAVER Corp.*	723,964

IT Consulting & Other Services (5.6%)
14,500	Alten S.A.*	665,206
24,029	AtoS*	1,654,063
13,300	Cap Gemini S.A.*	1,091,153
18,400	Sopra Steria Group*	1,370,399

		4,780,821
Leisure Products (0.8%)
34,000	Namco Bandai Holdings, Inc.*	661,776

Life Sciences Tools & Services (1.0%)
6,300	Tecan Group AG*	825,986

Motorcycle Manufacturers (0.8%)
15,700	Hero MotoCorp, Ltd.*	663,445

Multi-Sector Holdings (1.3%)
13,500	Groupe Bruxelles Lambert S.A.*	1,119,274

Oil & Gas Equipment & Services (2.0%)
2,242,000	Ezion Holdings, Ltd.*	1,750,141

Oil & Gas Refining & Marketing (1.6%)
50,000	Reliance Industries, Ltd.*	657,870
990,000	Sinopec Kantons Holdings, Ltd.*	713,261

		1,371,131
Oil & Gas Storage & Transportation (0.3%)
103,000	Petronet LNG Ltd.*	283,454

Pharmaceuticals (6.7%)
20,000	Aurobindo Pharma Ltd.*	389,393
940,000	CSPC Pharmaceutical Group, Ltd.*	794,166
320,000	Granules India Ltd.*	434,583
9,800	Novo Nordisk AS*	523,161
37,000	Recordati S.p.A.*	690,974

Shares or Principal Amount		Value
6,100	Roche Holding AG*	$1,676,231
5,830	Sanofi*	575,765
7,900	Shire PLC*	629,812

		5,714,085
Railroads (0.5%)
2,400	Canadian Pacific Railway Ltd.**(a)	439,430

Real Estate Development (0.5%)
100,000	Oberoi Realty Ltd.*	452,899

Research & Consulting Services (1.1%)
6,510	Bertrandt AG*	947,015

Semiconductor Equipment (1.7%)
79,000	ASM Pacific Technology Ltd.*	823,806
43,000	Innox Corp.†*	624,930

		1,448,736
Semiconductors (1.1%)
41,402	Duksan Hi-Metal Co., Ltd.†*	323,282
14,300	SK Hynix, Inc.*	584,107

		907,389
Specialized Finance (0.5%)
95,000	Power Finance Corp. Ltd.*	411,818

Specialty Chemicals (3.6%)
88,000	Alent plc*	487,467
137,640	Borregaard ASA*	1,014,852
28,597	Duk San Neolux Co. Ltd.†**	577,379
9,000	Johnson Matthey plc*	450,929
10,000	Koninklijke DSM*	557,344

		3,087,971
Specialty Stores (0.5%)
44,584	JUMBO S.A.**	464,049

Steel (1.9%)
23,000	JSW Steel, Ltd.*	332,883
130,000	Kobe Steel Ltd.*	239,774
170,000	Nippon Steel & Sumitomo Metal Corp.*	427,449
191,000	Sesa Sterlite, Ltd.*	582,985

		1,583,091

SCHEDULE OF INVESTMENTS	9

Shares or Principal Amount		Value
Technology Hardware, Storage & Peripherals (0.8%)
40,000	Seiko Epson Corp.*	$708,454

Trading Companies & Distributors (1.2%)
45,000	Ashtead Group PLC*	721,700
32,000	ITOCHU Corp.*(a)	346,300

		1,068,000
Wireless Telecommunication Services (2.9%)
155,000	Bharti Airtel, Ltd.*	975,004
150,000	Idea Cellular, Ltd.*	438,894
250,000	Intouch Holdings PCL*	593,131
28,000	MTN Group, Ltd.*	472,000

		2,479,029
Total Common Stocks (Cost $77,481,990)		76,187,064

Shares or Principal Amount		Value
Collateral for Securities on Loan (5.1%)
4,334,337	State Street Navigator Prime Portfolio, 0.16%	$4,334,337

Total Collateral for Securities on Loan (Cost $4,334,337)		4,334,337
Short-Term Investments (11.8%)
$10,145,517	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	10,145,517

Total Short-Term Investments (Cost $10,145,517)		10,145,517
Total Investments 105.8% (Cost $91,961,844)		90,666,918
Liabilities Less Other Assets (5.8)%		(4,962,968)

Net Assets 100.0%		$85,703,950

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2015 was 85.5% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of March 31, 2015.

10	SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

March 31, 2015 (unaudited)

Japan	14.7%
India	13.3%
France	11.1%
Germany	10.7%
South Korea	5.2%
Switzerland	4.7%
United Kingdom	4.2%
Hong Kong	2.7%
Norway	2.4%
Australia	2.3%
Singapore	2.1%
Netherlands	2.0%
China	1.7%
Taiwan	1.6%
Denmark	1.5%
Belgium	1.3%
Canada	1.2%
Luxembourg	1.1%
Sweden	0.9%
Italy	0.8%
Ireland	0.7%
Thailand	0.7%
South Africa	0.6%
Spain	0.6%
Greece	0.5%
Indonesia	0.3%

88.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

March 31, 2015 (unaudited)

Information Technology	22.2%
Industrials	20.4%
Materials	13.0%
Consumer Discretionary	10.8%
Health Care	8.7%
Energy	4.0%
Financial	3.9%
Telecommunication	2.3%
Utilities	1.9%
Consumer Staples	1.7%

88.9%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	11

ICON International Equity Fund

Industry Composition

March 31, 2015 (unaudited)

Pharmaceuticals	6.7%
IT Consulting & Other Services	5.6%
Electronic Equipment & Instruments	5.3%
Industrial Conglomerates	4.0%
Auto Parts & Equipment	3.8%
Industrial Machinery	3.8%
Aluminum	3.7%
Specialty Chemicals	3.6%
Air Freight & Logistics	3.1%
Electronic Components	3.0%
Wireless Telecommunication Services	2.9%
Application Software	2.5%
Diversified Chemicals	2.2%
Oil & Gas Equipment & Services	2.0%
Steel	1.9%
Building Products	1.8%
Diversified Support Services	1.8%
Semiconductor Equipment	1.7%

Electrical Components & Equipment	1.6%
Oil & Gas Refining & Marketing	1.6%
Automobile Manufacturers	1.5%
Household Appliances	1.5%
Agricultural Products	1.3%
Multi-Sector Holdings	1.3%
Trading Companies & Distributors	1.2%
Diversified Banks	1.1%
Research & Consulting Services	1.1%
Semiconductors	1.1%
Biotechnology	1.0%
Life Sciences Tools & Services	1.0%
Other Industries (each less than 1%)	14.2%

88.9%

Percentages are based upon common stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

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STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (UNAUDITED)

	ICON Emerging Markets Fund	ICON International Equity Fund
Assets
Investments, at cost	$9,287,164	$91,961,844

Investments, at value†	10,071,205	90,666,918
Foreign currency, at value(a)	109,433	390,052
Receivables:
Fund shares sold	25,366	15,764
Investments sold	109,049	2,985,768
Dividends	25,460	87,612
Expense reimbursements due from Adviser	33,300	7,831
Foreign tax reclaims	3,181	57,076
Other assets	23,783	30,860

Total Assets	10,400,777	94,241,881

Liabilities
Payables:
Investments purchased	464,077	3,762,677
Payable for collateral received on securities loaned	-	4,334,337
Fund shares redeemed	3,563	272,980
Advisory fees	8,284	73,675
Accrued distribution fees	514	4,445
Fund accounting fees	334	2,221
Transfer agent fees	8,270	14,546
Administration fees	414	3,684
Trustee fees	380	3,182
Capital gains tax	1,958	35,513
Accrued expenses	30,487	30,671

Total Liabilities	518,281	8,537,931

Net Assets - all share classes	$9,882,496	$85,703,950

Net Assets - Class S	$9,073,431	$77,211,970

Net Assets - Class C	$487,299	$4,103,514

Net Assets - Class A	$321,766	$4,388,466

14	FINANCIAL STATEMENTS

	ICON Emerging Markets Fund	ICON International Equity Fund
Net Assets Consist of
Paid-in capital	$17,386,103	$176,029,542
Accumulated undistributed net investment income/(loss)	(50,422)	(196,697)
Accumulated undistributed net realized gain/(loss)	(8,234,457)	(88,786,344)
Unrealized appreciation/(depreciation)	781,272	(1,342,551)

Net Assets	$9,882,496	$85,703,950

Shares outstanding (unlimited shares authorized, no par value)
Class S	646,522	6,368,781
Class C	36,368	372,871
Class A	22,971	365,684
Net asset value (offering and redemption price per share)
Class S	$14.03	$12.12
Class C	$13.40	$11.01
Class A	$14.01	$12.00
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.86	$12.73

† Includes securities on loan of	$-	$4,135,203

(a) Foreign currency, at cost	$109,467	$389,862

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	15

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2015 (UNAUDITED)

	ICON Emerging Markets Fund	ICON International Equity Fund
Investment Income
Interest	$69	$289
Dividends	54,774	442,228
Income from securities lending, net	-	22,041
Foreign taxes withheld	(8,749)	(43,680)

Total Investment Income	46,094	420,878

Expenses
Advisory fees	47,659	430,507
Distribution fees:
Class C	3,252	21,364
Class A	580	4,747
Fund accounting fees	953	8,610
Transfer agent fees	15,103	39,453
Administration fees	2,383	21,525
Custody fees	9,340	16,038
Registration fees:
Class S	7,918	6,579
Class C	5,590	5,526
Class A	5,164	5,281
Insurance expense	1,161	3,547
Trustee fees and expenses	594	5,422
Audit and tax service expense	19,338	19,486
Interest expense	-	349
Other expenses	24,724	44,751

Total expenses before expense reimbursement	143,759	633,185
Expense reimbursement by Adviser due to expense limitation agreement	(66,057)	(15,616)

Net Expenses	77,702	617,569

Net Investment Income/(Loss)	(31,608)	(196,691)

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(747,647)	(4,842,566)
Foreign currency	(10,275)	(246,034)
Net realized capital gains tax	-	(28,304)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	991,857	8,040,814
Net unrealized capital gains tax	(1,531)	(35,514)

Net realized and unrealized gain/(loss)	232,404	2,888,396

Net Increase/(Decrease) in Net Assets Resulting From Operations	$200,796	$2,691,705

The accompanying notes are an integral part of the financial statements.

16	FINANCIAL STATEMENTS

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STATEMENTS OF CHANGES IN NET ASSETS

	ICON Emerging Markets Fund
	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Operations
Net investment income/(loss)	$(31,608)	$(44,580)
Net realized gain/(loss)	(747,647)	2,609,559
Net realized gain/(loss) from foreign currency	(10,275)	(37,546)
Net realized capital gains tax	-	(52,013)
Change in net unrealized appreciation/(depreciation)	990,326	(2,391,992)

Net increase/(decrease) in net assets resulting from operations	200,796	83,428

Dividends and Distributions to Shareholders
Net investment income
Class S	-	(59,304)
Class A	-	(1,490)
Net realized gains
Return of Capital

Net decrease from dividends and distributions	-	(60,794)

Fund Share Transactions
Shares sold
Class S	1,155,510	6,840,980
Class C	119,834	123,445
Class A	329,172	75,466
Reinvested dividends and distributions
Class S	-	56,463
Class A	-	1,270
Shares repurchased
Class S	(1,202,264)	(27,023,177)
Class C	(404,177)	(198,478)
Class A	(325,174)	(562,635)

Net increase/(decrease) from fund share transactions	(327,099)	(20,686,666)

Total net increase/(decrease) in net assets	(126,303)	(20,664,032)
Net Assets
Beginning of period	10,008,799	30,672,831

End of period	$9,882,496	$10,008,799

18	FINANCIAL STATEMENTS

ICON International Equity Fund
Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

$(196,691)	$210,917
(4,842,566)	7,551,567
(246,034)	(271,659)
(28,304)	(35,013)
8,005,300	(11,815,994)

2,691,705	(4,360,182)

(71,695)	-
-	-

(71,695)	-

2,135,675	54,955,281
16,507	194,693
1,089,436	353,579

70,813	-
-	-

(7,789,544)	(12,360,031)
(611,995)	(1,233,291)
(868,517)	(1,312,960)

(5,957,625)	40,597,271

(3,337,615)	36,237,089

89,041,565	52,804,476

$85,703,950	$89,041,565

FINANCIAL STATEMENTS	19

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Emerging Markets Fund
	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Transactions in Fund Shares
Shares sold
Class S	82,969	496,107
Class C	9,302	9,218
Class A	24,257	5,468
Reinvested dividends and distributions
Class S	-	4,198
Class A	-	94
Shares repurchased
Class S	(88,073)	(1,998,939)
Class C	(30,744)	(15,076)
Class A	(23,553)	(41,663)

Net increase/(decrease)	(25,842)	(1,540,593)

Shares outstanding, beginning of period	731,703	2,272,296

Shares outstanding, end of period	705,861	731,703

Accumulated undistributed net investment income/(loss)	$(50,422)	$(18,814)

The accompanying notes are an integral part of the financial statements.

20	FINANCIAL STATEMENTS

ICON International Equity Fund
Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

186,670	4,258,487
1,542	16,869
90,170	28,338

6,089	-
-	-

(661,611)	(986,622)
(57,563)	(107,336)
(75,478)	(106,543)

(510,181)	3,103,193

7,617,517	4,514,324

7,107,336	7,617,517

$(196,697)	$71,689

FINANCIAL STATEMENTS	21

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Emerging Markets Fund
Class S
Period ended March 31, 2015†	$13.72	$(0.04)	$0.35	$0.31	$-	$-
Year ended September 30, 2014	13.51	(0.03)	0.27	0.24	(0.03)	-
Year ended September 30, 2013	12.21	0.06	1.33	1.39	(0.09)	-
Year ended September 30, 2012	10.12	0.11	2.02	2.13	(0.04)	-
Year ended September 30, 2011	12.35	0.07	(2.30)	(2.23)	-	-
Year ended September 30, 2010	10.64	0.01	1.89	1.90	(0.19)	-
Class C
Period ended March 31, 2015†	13.18	(0.10)	0.32	0.22	-	-
Year ended September 30, 2014	13.06	(0.11)	0.23	0.12	-	-
Year ended September 30, 2013	11.84	(0.05)	1.28	1.23	(0.01)	-
Year ended September 30, 2012	9.88	0.01	1.95	1.96	-	-
Year ended September 30, 2011	12.17	(0.02)	(2.27)	(2.29)	-	-
Year ended September 30, 2010	10.54	(0.05)	1.82	1.77	(0.14)	-
Class A
Period ended March 31, 2015†	13.71	(0.05)	0.35	0.30	-	-
Year ended September 30, 2014	13.51	(0.04)	0.27	0.23	(0.03)	-
Year ended September 30, 2013	12.17	0.04	1.33	1.37	(0.03)	-
Year ended September 30, 2012	10.10	0.09	2.00	2.09	(0.02)	-
Year ended September 30, 2011	12.35	0.04	(2.29)	(2.25)	-	-
Year ended September 30, 2010	10.63	0.02	1.86	1.88	(0.16)	-

22	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$-	$14.03	2.26%	$9,073	2.76%	1.55%		(1.79)%	(0.58)%	21.02%
(0.03)	13.72	1.78%	8,942	2.11%	1.88	%(e)	(0.42)%	(0.19)%	92.17%
(0.09)	13.51	11.44%	29,053	1.64%	1.64%		0.46%	0.46%	59.98%
(0.04)	12.21	21.16%	37,969	1.50%	1.50%		0.96%	0.96%	71.84%
-	10.12	(18.06)%	55,637	1.59%	1.59%		0.55%	0.55%	71.03%
(0.19)	12.35	18.02%	70,854	1.63%	1.63%		0.13%	0.13%	100.41%

-	13.40	1.67%	487	5.01%	2.55	%(c)	(4.06)%	(1.60)%	21.02%
-	13.18	0.92%	762	4.65%	2.78	%(c)	(2.70)%	(0.83)%	92.17%
(0.01)	13.06	10.44%	832	3.76%	2.56	%(c)	(1.63)%	(0.43)%	59.98%
-	11.84	19.84%	869	3.91%	2.55	%(c)	(1.28)%	0.08%	71.84%
-	9.88	(18.82)%	792	4.40%	2.55	%(c)	(2.02)%	(0.17)%	71.03%
(0.14)	12.17	17.02%	441	9.04%	2.57	%(c)	(6.91)%	(0.44)%	100.41%

-	14.01	2.19%	322	4.88%	1.80	%(c)	(3.86)%	(0.78)%	21.02%
(0.03)	13.71	1.68%	305	4.32%	1.95	%(c)	(2.65)%	(0.28)%	92.17%
(0.03)	13.51	11.29%	789	2.97%	1.81	%(c)	(0.82)%	0.34%	59.98%
(0.02)	12.17	20.73%	690	2.88%	1.80	%(c)	(0.31)%	0.77%	71.84%
-	10.10	(18.22)%	768	3.05%	1.81	%(c)	(0.97)%	0.27%	71.03%
(0.16)	12.35	17.91%	1,149	5.17%	1.82	%(c)	(3.13)%	0.22%	100.41%

FINANCIAL HIGHLIGHTS	23

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON International Equity Fund
Class S**
Period ended March 31, 2015†	$11.75	$(0.02)	$0.40	$0.38	$(0.01)	$-
Year ended September 30, 2014	11.81	0.06	(0.12)	(0.06)	-	-
Year ended September 30, 2013	11.05	0.07	0.74	0.81	- (d)	(0.05)
Year ended September 30, 2012	9.22	0.16	1.78	1.94	(0.11)	-
Year ended September 30, 2011	12.11	0.14	(2.95)	(2.81)	(0.08)	-
Year ended September 30, 2010	11.13	0.13	1.06	1.19	(0.21)	-
Class C
Period ended March 31, 2015†	10.72	(0.08)	0.37	0.29	-	-
Year ended September 30, 2014	10.89	(0.08)	(0.09)	(0.17)	-	-
Year ended September 30, 2013	10.26	(0.04)	0.67	0.63	-	-
Year ended September 30, 2012	8.56	(0.02)	1.72	1.70	-	-
Year ended September 30, 2011	11.30	- (d)	(2.74)	(2.74)	-	-
Year ended September 30, 2010	10.40	(0.01)	1.01	1.00	(0.10)	-
Class A***
Period ended March 31, 2015†	11.65	(0.04)	0.39	0.35	-	-
Year ended September 30, 2014	11.75	- (d)	(0.10)	(0.10)	-	-
Year ended September 30, 2013	10.99	0.04	0.73	0.77	- (d)	(0.01)
Year ended September 30, 2012	9.16	0.11	1.77	1.88	(0.05)	-
Year ended September 30, 2011	12.04	0.10	(2.94)	(2.84)	(0.04)	-
Year ended September 30, 2010	11.07	0.08	1.06	1.14	(0.17)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.
(e)	Effective May, 5, 2014, Class S’s operating expenses, not including interest expense, were contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

24	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.01)	$12.12	3.24%	$77,212	1.36%	1.36%	(0.38)%	(0.38)%	80.80%
-	11.75	(0.51)%	80,356	1.41%	1.41%	0.44%	0.44%	192.93%
(0.05)	11.81	7.33%	42,105	1.45%	1.45%	0.65%	0.65%	137.83%
(0.11)	11.05	21.19%	56,152	1.39%	1.39%	1.47%	1.47%	121.82%
(0.08)	9.22	(23.38)%	6,826	1.45%	1.45%	1.12%	1.12%	91.46%
(0.21)	12.11	10.87%	12,806	1.43%	1.36%	1.06%	1.12%	111.29%

-	11.01	2.71%	4,104	2.89%	2.55%	(1.93)%	(1.59)%	80.80%
-	10.72	(1.56)%	4,597	2.82%	2.56%	(0.99)%	(0.73)%	192.93%
-	10.89	6.14%	5,657	2.77%	2.56%	(0.63)%	(0.42)%	137.83%
-	10.26	19.86%	6,773	2.72%	2.55%	(0.41)%	(0.24)%	121.82%
-	8.56	(24.25)%	8,050	2.64%	2.55%	(0.11)%	(0.02)%	91.46%
(0.10)	11.30	9.65%	13,990	2.69%	2.55%	(0.21)%	(0.07)%	111.29%

-	12.00	3.00%	4,388	2.24%	1.80%	(1.21)%	(0.77)%	80.80%
-	11.65	(0.85)%	4,089	2.12%	1.81%	(0.27)%	0.04%	192.93%
(0.01)	11.75	7.03%	5,043	2.19%	1.81%	(0.06)%	0.32%	137.83%
(0.05)	10.99	20.61%	6,309	2.01%	1.80%	0.85%	1.06%	121.82%
(0.04)	9.16	(23.65)%	2,640	2.03%	1.80%	0.56%	0.79%	91.46%
(0.17)	12.04	10.38%	5,358	2.16%	1.80%	0.33%	0.68%	111.29%

FINANCIAL HIGHLIGHTS	25

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (UNAUDITED)

1.  Organization

The ICON Emerging Markets Fund (“Emerging Markets Fund” formerly the ICON Asia-Pacific Region Fund) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently sixteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Emerging Markets Fund primarily invests in securities of issuers whose principal activities are in emerging market, or are economically tied to an emerging market country. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and

26	NOTES TO FINANCIAL STATEMENTS

securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market

NOTES TO FINANCIAL STATEMENTS	27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

28	NOTES TO FINANCIAL STATEMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2015:

	Level 1	Level 2	Level 3	Total

ICON Emerging Markets Fund*
Assets
Common Stocks
India	$254,330	$2,101,271	$-	$2,355,601
South Korea	439,659	1,577,816	-	2,017,475
China	-	1,424,158	-	1,424,158
Hong Kong	-	1,012,304	-	1,012,304
Taiwan	-	511,232	-	511,232
Other Countries	488,714	1,268,686	-	1,757,400
Preferred Stock	138,295	-	-	138,295
Short-Term Investments	-	854,740	-	854,740

Total	$1,320,998	$8,750,207	$-	$10,071,205

NOTES TO FINANCIAL STATEMENTS	29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Level 3	Total

ICON International Equity Fund*
Assets
Common Stocks
Japan	$-	$12,652,598	$-	$12,652,598
India	-	11,462,255	-	11,462,255
France	-	9,526,698	-	9,526,698
Germany	-	9,131,373	-	9,131,373
South Korea	577,379	3,858,467	-	4,435,846
Other Countries	2,298,237	26,680,057	-	28,978,294
Collateral for Securities on Loan	-	4,334,337	-	4,334,337
Short-Term Investments	-	10,145,517	-	10,145,517

Total	$2,875,616	$87,791,302	$-	$90,666,918

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

There were no significant Level 3 securities held in any of the Funds at March 31, 2015.

For the ICON Emerging Markets Fund, common stocks valued at $439,659 were transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at March 31, 2015, these securities were valued using quoted market prices in active markets without using fair value adjustment factors.

For the ICON International Equity Fund, common stocks valued at $738,542 were transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at March 31, 2015, these securities were valued using quoted market prices in active markets with fair value adjustment factors.

The end of year timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

30	NOTES TO FINANCIAL STATEMENTS

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended March 31, 2015 for the Emerging Markets Fund and the International Equity Fund, is as follows:

Common Stocks Hong Kong
ICON Emerging Markets Fund
Beginning balance 9/30/14	$0 *
Purchases	-
Sales	(28,220)
Accrued discounts/(premiums)	-
Total realized gains/(losses)	(673,960)
Total change in unrealized appreciation/(depreciation)	702,180
Transfers in to Level 3	-
Transfers out of Level 3	-

Ending balance 3/31/15	$-

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/15	$-

ICON International Equity Fund
Beginning balance 9/30/14	$0 *
Purchases	-
Sales	(73,892)
Accrued discounts/(premiums)	-
Total realized gains/(losses)	(1,651,917)
Total change in unrealized appreciation/(depreciation)	1,725,809
Transfers in to Level 3	-
Transfers out of Level 3	-

Ending balance 3/31/15	$-

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/15	$-

*	Chaoda Modern Agriculture Holdings, Ltd. was illiquid and valued with a zero market value for the year ended September 30, 2014.

Net realized gain/(loss) and net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of

NOTES TO FINANCIAL STATEMENTS	31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the

32	NOTES TO FINANCIAL STATEMENTS

Statement of Operations. At March 31, 2015, the Emerging Markets Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the year ended March 31, 2015, is included in the Statement of Operations.

For the period ended March 31, 2015, the following Fund had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON International Equity Fund	$4,146,756	$4,334,337

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

NOTES TO FINANCIAL STATEMENTS	33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

34	NOTES TO FINANCIAL STATEMENTS

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing And Postage Expense	Transfer Agent Expense
ICON Emerging Markets Fund
Class S	$394	$8,503	$13,852
Class C	30	167	694
Class A	22	291	557
ICON International Equity Fund
Class S	3,618	8,880	26,004
Class C	198	1,622	6,534
Class A	177	1,899	6,915

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS	35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Emerging Markets Fund	1.55%	2.55%	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021 for Class A, Class C and International Equity Fund Class S. Effective May 5, 2014, ICON Advisors contractually agreed to limit the total expenses of the Emerging Markets Fund Class S shares to an annual rate of 1.55% in effect until at least January 31, 2016. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2015, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2015	2016	2017	2018
ICON Emerging Markets Fund	$14,406	$18,421	$62,550	$66,057
ICON International Equity Fund	16,973	33,867	29,665	15,616

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

36	NOTES TO FINANCIAL STATEMENTS

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2015, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds, if any, is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion is paid by

NOTES TO FINANCIAL STATEMENTS	37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

ICON Advisers. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4. Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 21, 2015, the maximum borrowing limit was changed from $150 million to $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The average interest rate charged for the period ended March 31, 2015 was 1.37%.

For the period ended March 31, 2015, the average outstanding loan by Fund was as follows:

Fund	Average Borrowing (10/1/14-3/31/15)
ICON International Equity Fund*	$55,242

*	There were no outstanding loans at March 31, 2015.

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Emerging Markets Fund	$2,710,972	$1,742,342
ICON International Equity Fund	65,077,380	81,444,463

6.  Federal Income Tax

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences

38	NOTES TO FINANCIAL STATEMENTS

do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

For the year ended September 30, 2014, the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Emerging Markets Fund	$7,143,674	2017
ICON International Equity Fund	53,195,839	2017
	27,012,993	2018
	3,460,576	Unlimited

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2014, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Emerging Markets Fund	$2,958,821
ICON International Equity Fund	7,395,495

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2014, were as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Return of Capital	Total Distributions Paid
ICON Emerging Markets Fund	$60,794	$-	$60,794

NOTES TO FINANCIAL STATEMENTS	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Emerging Markets Fund	$-	$(351,675)	$(7,143,674)	$(209,054)	$(7,704,403)
ICON International Equity Fund	71,689	-	(83,669,408)	(9,347,883)	(92,945,602)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2015, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Emerging Markets Fund	$9,287,164	$1,324,948	$(540,907)	$784,041
ICON International Equity Fund	91,961,844	3,647,519	(4,942,445)	(1,294,926)

7.  Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). This update sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management does not expect this guidance to have an impact on the Funds’ financial statements.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

40	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2015 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/14 - 3/31/15).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	41

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14-3/31/15*	Annualized Expense Ratio 10/1/14-3/31/15*
Actual Expenses
ICON Emerging Markets Fund
Class S	$1,000	$1,022.60	$7.82	1.55%
Class C	1,000	1,016.70	12.82	2.55%
Class A	1,000	1,021.90	9.07	1.80%
ICON International Equity Fund
Class S	1,000	1,032.40	6.89	1.36%
Class C	1,000	1,027.10	12.89	2.55%
Class A	1,000	1,030.00	9.11	1.80%

Hypothetical (assuming a 5% return before expenses)
ICON Emerging Markets Fund
Class S	1,000	1,017.20	7.80
Class C	1,000	1,012.22	12.79
Class A	1,000	1,015.96	9.05
ICON International Equity Fund
Class S	1,000	1,018.15	6.84
Class C	1,000	1,012.22	12.79
Class A	1,000	1,015.96	9.05

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

42	EXPENSE EXAMPLE

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

OTHER INFORMATION	43

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

44	OTHER INFORMATION

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

FUNDS PRIVACY INFORMATION	45

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

46	FUNDS PRIVACY INFORMATION

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2015 SEMIANNUAL REPORT

ICON SECTOR FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Materials Fund

ICON Utilities Fund

1-800-764-0442 | www.iconfunds.com

SAR-SECT-15

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442     •     www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2015, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

2	ABOUT THIS REPORT

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (93.2%)
Apparel, Accessories & Luxury Goods (8.8%)
7,400	Carter’s, Inc.	$684,278
40,400	Gildan Activewear, Inc.	1,192,608
29,400	Michael Kors Holdings Ltd.†	1,933,050
5,500	PVH Corp.	586,080
13,000	V.F. Corp.	979,030

		5,375,046
Auto Parts & Equipment (12.5%)
37,800	BorgWarner, Inc.	2,286,144
18,000	Delphi Automotive plc	1,435,320
36,700	Dorman Products, Inc.† (a)	1,825,825
16,400	Gentherm, Inc.†	828,364
6,000	Lear Corp.	664,920
11,400	Magna International, Inc.	611,724

		7,652,297
Automobile Manufacturers (1.1%)
33,700	Nissan Motor Co. Ltd., ADR	685,121

Automotive Retail (0.9%)
3,800	Advance Auto Parts, Inc.	568,822

Cable & Satellite (6.0%)
64,600	Comcast Corp., Class A	3,647,962

Catalog Retail (3.1%)
64,800	Liberty Interactive Corp.†	1,891,512

Computer & Electronics Retail (1.0%)
16,300	GameStop Corp., Class A(a)	618,748

Consumer Electronics (3.1%)
12,000	Garmin, Ltd.(a)	570,240

Shares or Principal Amount		Value

30,700	GoPro, Inc., Class A†(a)	$1,332,687

		1,902,927
Distributors (3.4%)
80,900	LKQ Corp.†	2,067,804

Footwear (6.6%)
24,800	Nike, Inc., Class B	2,488,184
21,700	Skechers U.S.A., Inc., Class A†	1,560,447

		4,048,631
Home Improvement Retail (2.2%)
11,700	Home Depot, Inc.	1,329,237

Homebuilding (0.7%)
25,600	LGI Homes, Inc.†(a)	426,496

Homefurnishing Retail (3.4%)
21,000	Restoration Hardware Holdings, Inc.†(a)	2,082,990

Hotels, Resorts & Cruise Lines (6.8%)
27,700	Carnival Corp.	1,325,168
22,000	Hilton Worldwide Holdings, Inc.†	651,640
23,900	Wyndham Worldwide Corp.	2,162,233

		4,139,041
Household Appliances (2.0%)
6,000	Whirlpool Corp.	1,212,360

Housewares & Specialties (3.4%)
39,900	Jarden Corp.†	2,110,710

Internet Retail (2.8%)
1,500	Priceline Group, Inc.†	1,746,225

Leisure Products (2.4%)
10,300	Polaris Industries, Inc.	1,453,330

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Movies & Entertainment (9.5%)
10,800	Time Warner, Inc.	$911,952
47,100	Walt Disney Co.	4,940,319

		5,852,271
Restaurants (9.5%)
12,500	Brinker International, Inc.	769,500
4,500	Chipotle Mexican Grill, Inc.†	2,927,430
22,500	Starbucks Corp.	2,130,750

		5,827,680
Specialty Stores (4.0%)
9,400	Signet Jewelers Ltd.	1,304,626
12,900	Tiffany & Co.	1,135,329

		2,439,955

Total Common Stocks (Cost $51,911,286)		57,079,165

Shares or Principal Amount		Value

Collateral for Securities on Loan (10.8%)
6,619,025	State Street Navigator Prime Portfolio, 0.16%	$6,619,025

Total Collateral for Securities on Loan (Cost $6,619,025)		6,619,025
Short-Term Investments (6.9%)
$4,235,913	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	4,235,913

Total Short-Term Investments (Cost $4,235,913)		4,235,913
Total Investments 110.9% (Cost $62,766,224)		67,934,103
Liabilities Less Other Assets (10.9)%		(6,682,193)

Net Assets 100.0%		$61,251,910

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	5

ICON Consumer Discretionary Fund

Sector Composition

March 31, 2015 (unaudited)

Consumer Discretionary	93.2%

93.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

March 31, 2015 (unaudited)

Auto Parts & Equipment	12.5%
Movies & Entertainment	9.5%
Restaurants	9.5%
Apparel, Accessories & Luxury Goods	8.8%
Hotels, Resorts & Cruise Lines	6.8%
Footwear	6.6%
Cable & Satellite	6.0%
Specialty Stores	4.0%
Distributors	3.4%
Homefurnishing Retail	3.4%
Housewares & Specialties	3.4%

Catalog Retail	3.1%
Consumer Electronics	3.1%
Internet Retail	2.8%
Leisure Products	2.4%
Home Improvement Retail	2.2%
Household Appliances	2.0%
Automobile Manufacturers	1.1%
Computer & Electronics Retail	1.0%
Other Industries (each less than 1%)	1.6%

93.2%

Percentages are based upon common stocks as a percentage of net assets.

6	SCHEDULE OF INVESTMENTS

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.1%)
Agricultural Products (7.4%)
7,300	Bunge, Ltd.	$601,228
6,100	Ingredion, Inc.	474,702

		1,075,930
Brewers (3.1%)
1,700	Boston Beer Co., Inc., Class A†	454,580

Distillers & Vintners (2.0%)
3,200	Brown-Forman Corp., Class B	289,120

Drug Retail (11.7%)
10,500	CVS Health Corp.	1,083,705
7,100	Walgreens Boots Alliance, Inc.	601,228

		1,684,933
Food Distributors (8.0%)
11,700	Andersons, Inc.	484,029
8,700	United Natural Foods, Inc.†	670,248

		1,154,277
Household Products (13.3%)
10,900	Church & Dwight Co., Inc.	931,078
6,400	Colgate-Palmolive Co.	443,776
6,600	Procter & Gamble Co.	540,804

		1,915,658
Hypermarkets & Super Centers (4.5%)
4,300	Costco Wholesale Corp.	651,429

Packaged Foods & Meats (24.7%)
12,300	ConAgra Foods, Inc.	449,319
15,100	Flowers Foods, Inc.	343,374

Shares or Principal Amount		Value

6,800	Hershey Co.	$686,188
6,500	Hormel Foods Corp.	369,525
4,300	J.M. Smucker Co.	497,639
6,000	McCormick & Co., Inc.	462,660
19,800	Tyson Foods, Inc., Class A	758,340

		3,567,045
Soft Drinks (15.6%)
9,800	Coca-Cola Co.	397,390
15,200	Coca-Cola Enterprises, Inc.	671,840
7,900	Dr. Pepper Snapple Group, Inc.	619,992
5,900	PepsiCo, Inc.	564,158

		2,253,380
Tobacco (4.8%)
10,100	Reynolds American, Inc.	695,991

Total Common Stocks (Cost $12,131,570)		13,742,343
Short-Term Investments (4.8%)
$696,376	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	696,376

Total Short-Term Investments (Cost $696,376)		696,376
Total Investments 99.9% (Cost $12,827,946)		14,438,719
Other Assets Less Liabilities 0.1%		20,785

Net Assets 100.0%		$14,459,504

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS	7

ICON Consumer Staples Fund

Sector Composition

March 31, 2015 (unaudited)

Consumer Staples	95.1%

95.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

March 31, 2015 (unaudited)

Packaged Foods & Meats	24.7%
Soft Drinks	15.6%
Household Products	13.3%
Drug Retail	11.7%
Food Distributors	8.0%
Agricultural Products	7.4%
Tobacco	4.8%

Hypermarkets & Super Centers	4.5%
Brewers	3.1%
Distillers & Vintners	2.0%

95.1%

Percentages are based upon common stocks as a percentage of net assets.

8	SCHEDULE OF INVESTMENTS

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.1%)
Gas Utilities (1.0%)
75,400	Southwest Gas Corp.	$4,386,018

Integrated Oil & Gas (6.8%)
350,200	Exxon Mobil Corp.	29,767,000

Multi-Utilities (3.5%)
260,900	Ameren Corp.	11,009,980
86,500	Black Hills Corp.	4,363,060

		15,373,040
Oil & Gas Drilling (4.0%)
200,200	Helmerich & Payne, Inc.	13,627,614
395,000	Seadrill Ltd.(a)	3,693,250

		17,320,864
Oil & Gas Equipment & Services (28.1%)
345,100	Bristow Group, Inc.	18,790,695
244,600	Cameron International Corp.†	11,036,352
156,800	Dril-Quip, Inc.†	10,723,552
221,200	FMC Technologies, Inc.†	8,186,612
241,600	Halliburton Co.	10,601,408
186,000	National Oilwell Varco, Inc.	9,298,140
934,062	Newpark Resources, Inc.†	8,509,305
328,800	Oceaneering International, Inc.	17,732,184
284,200	Schlumberger, Ltd.	23,713,648
371,300	Weatherford International plc†	4,566,990

		123,158,886

Shares or Principal Amount		Value

Oil & Gas Exploration & Production (30.2%)
152,400	ConocoPhillips	$9,488,424
294,100	Continental Resources, Inc.†	12,843,347
845,900	Encana Corp.	9,431,785
285,100	EOG Resources, Inc.	26,140,819
270,800	EQT Corp.	22,441,196
200,200	Range Resources Corp.	10,418,408
292,237	SM Energy Co.	15,102,808
537,800	Southwestern Energy Co.†	12,471,582
469,100	Ultra Petroleum Corp.† (a)	7,332,033
210,734	Whiting Petroleum Corp.†	6,511,681

		132,182,083
Oil & Gas Refining & Marketing (15.8%)
441,300	Green Plains, Inc.	12,599,115
138,800	Marathon Petroleum Corp.	14,211,732
283,950	Phillips 66	22,318,470
103,300	Tesoro Corp.	9,430,257
167,700	Valero Energy Corp.	10,669,074

		69,228,648
Oil & Gas Storage & Transportation (6.7%)
190,000	Magellan Midstream Partners L.P.	14,574,900
214,100	Plains All American Pipeline L.P.	10,441,657
223,100	Ultrapar Participacoes S.A., ADR	4,506,620

		29,523,177

Total Common Stocks (Cost $471,992,541)		420,939,716

SCHEDULE OF INVESTMENTS	9

Shares or Principal Amount		Value

Collateral for Securities on Loan (2.6%)
11,338,325	State Street Navigator Prime Portfolio, 0.16%	$11,338,325

Total Collateral for Securities on Loan (Cost $11,338,325)		11,338,325

Shares or Principal Amount		Value

Short-Term Investments (2.2%)
$9,600,545	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	$9,600,545

Total Short-Term Investments (Cost $9,600,545)		9,600,545
Total Investments 100.9% (Cost $492,931,411)		441,878,586
Liabilities Less Other Assets (0.9)%		(3,772,298)

Net Assets 100.0%		$438,106,288

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

ADR	American Depositary Receipt

10	SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

March 31, 2015 (unaudited)

Energy	91.6%
Utilities	4.5%

96.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

March 31, 2015 (unaudited)

Oil & Gas Exploration & Production	30.2%
Oil & Gas Equipment & Services	28.1%
Oil & Gas Refining & Marketing	15.8%
Integrated Oil & Gas	6.8%
Oil & Gas Storage & Transportation	6.7%

Oil & Gas Drilling	4.0%
Multi-Utilities	3.5%
Gas Utilities	1.0%

96.1%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	11

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.7%)
Asset Management & Custody Banks (15.5%)
3,700	Affiliated Managers Group, Inc.†	$794,686
11,700	GAMCO Investors, Inc., Class A	918,567
20,200	Invesco, Ltd.	801,738
28,200	Main Street Capital Corp.(a)	871,380
27,600	SEI Investments Co.	1,216,884
9,400	T Rowe Price Group, Inc.	761,212
16,500	Waddell & Reed Financial, Inc., Class A	817,410

		6,181,877
Consumer Finance (13.9%)
20,300	American Express Co.	1,585,836
24,200	Discover Financial Services	1,363,670
36,500	Encore Capital Group, Inc.†(a)	1,518,035
19,600	PRA Group, Inc.†(a)	1,064,672

		5,532,213
Diversified Banks (27.6%)
124,100	Bank of America Corp.	1,909,899
36,700	Citigroup, Inc.	1,890,784
10,100	Credicorp, Ltd.	1,420,363
33,100	JPMorgan Chase & Co.	2,005,198
38,800	U.S. Bancorp	1,694,396
37,900	Wells Fargo & Co.	2,061,760

		10,982,400
Health Care REITs (1.5%)
14,000	HCP, Inc., REIT	604,940

Shares or Principal Amount		Value

Insurance Brokers (5.5%)
11,400	Aon PLC	$1,095,768
10,800	Arthur J Gallagher & Co.	504,900
17,700	Brown & Brown, Inc.	586,047

		2,186,715
Multi-line Insurance (9.7%)
17,500	American Financial Group, Inc.	1,122,625
23,400	American International Group, Inc.	1,282,086
24,500	Horace Mann Educators Corp.	837,900
15,800	Kemper Corp.	615,568

		3,858,179
Property & Casualty Insurance (3.5%)
37,700	XL Group PLC	1,387,360

Real Estate Services (8.4%)
36,300	CBRE Group, Inc., Class A†	1,405,173
7,700	FirstService Corp.	498,344
8,300	Jones Lang LaSalle, Inc.	1,414,320

		3,317,837
Regional Banks (11.3%)
24,400	BancorpSouth, Inc.	566,568
5,700	Cullen/Frost Bankers, Inc.	393,756
46,500	Fifth Third Bancorp	876,525
28,600	Glacier Bancorp, Inc.	719,290
11,100	Signature Bank†	1,438,338
3,800	SVB Financial Group†	482,752

		4,477,229

12	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Specialized Finance (1.8%)
7,000	Moody’s Corp.	$726,600

Total Common Stocks (Cost $37,635,236)		39,255,350
Collateral for Securities on Loan (5.7%)
2,283,449	State Street Navigator Prime Portfolio, 0.16%	2,283,449

Total Collateral for Securities on Loan (Cost $2,283,449)		2,283,449
Total Investments 104.4% (Cost $39,918,685)		41,538,799
Liabilities Less Other Assets (4.4)%		(1,746,471)

Net Assets 100.0%		$39,792,328

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	13

ICON Financial Fund

Sector Composition

March 31, 2015 (unaudited)

Financial	98.7%

98.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

March 31, 2015 (unaudited)

Diversified Banks	27.6%
Asset Management & Custody Banks	15.5%
Consumer Finance	13.9%
Regional Banks	11.3%
Multi-line Insurance	9.7%
Real Estate Services	8.4%

Insurance Brokers	5.5%
Property & Casualty Insurance	3.5%
Specialized Finance	1.8%
Health Care REITs	1.5%

98.7%

Percentages are based upon common stocks as a percentage of net assets.

14	SCHEDULE OF INVESTMENTS

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (86.5%)
Biotechnology (27.5%)
31,800	Alexion Pharmaceuticals, Inc.†	$5,510,940
56,000	Amgen, Inc.	8,951,600
25,300	Biogen, Inc.†	10,682,672
88,300	Celgene Corp.†	10,179,224
98,782	Gilead Sciences, Inc.†	9,693,478
146,000	MiMedx Group, Inc.†(a)	1,518,400

		46,536,314
Health Care Services (3.5%)
58,553	BioTelemetry, Inc.†	518,194
41,000	Express Scripts Holding Co.†	3,557,570
25,000	Omnicare, Inc.	1,926,500

		6,002,264
Health Care Distributors (10.0%)
63,800	Cardinal Health, Inc.	5,759,226
49,200	McKesson Corp.	11,129,040

		16,888,266
Health Care Equipment (5.7%)
12,500	Exactech, Inc.†	320,375
17,500	St Jude Medical, Inc.	1,144,500
51,000	STERIS Corp.	3,583,770
32,000	Stryker Corp.	2,952,000
14,000	Teleflex, Inc.	1,691,620

		9,692,265
Health Care Facilities (4.1%)
92,300	HCA Holdings, Inc.†	6,943,729

Health Care Supplies (0.4%)
19,000	Anika Therapeutics, Inc.†	782,230

Shares or Principal Amount		Value

Health Care Technology (1.0%)
23,400	Cerner Corp.†	$1,714,284

Managed Health Care (0.9%)
10,000	Anthem, Inc.	1,544,100

Pharmaceuticals (33.4%)
163,000	AbbVie, Inc.	9,542,020
27,631	Actavis PLC†	8,223,538
7,092	ANI Pharmaceuticals, Inc.†(a)	443,605
45,400	Jazz Pharmaceuticals PLC†	7,844,666
81,700	Johnson & Johnson	8,219,020
80,000	Merck & Co., Inc.	4,598,400
81,000	Mylan N.V.†	4,807,350
10,400	Pacira Pharmaceuticals, Inc.†	924,040
244,686	Pernix Therapeutics Holdings, Inc.†	2,615,693
28,200	Perrigo Co. PLC	4,668,510
44,000	Sanofi, ADR	2,175,360
12,300	Valeant Pharmaceuticals International, Inc.†	2,443,026

		56,505,228

Total Common Stocks (Cost $132,582,134)		146,608,680
Collateral for Securities on Loan (0.5%)
768,369	State Street Navigator Prime Portfolio, 0.16%	768,369

Total Collateral for Securities on Loan (Cost $768,369)		768,369

SCHEDULE OF INVESTMENTS	15

Shares or Principal Amount		Value

Short-Term Investments (13.6%)
$8,000,000	State Street Global Advisors Treasury Fund	$8,000,000
15,065,617	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	15,065,617

Total Short-Term Investments (Cost $23,065,617)		23,065,617
Total Investments 100.6% (Cost $156,416,120)		170,442,666
Liabilities Less Other Assets (0.6)%		(1,077,545)

Net Assets 100.0%		$169,365,121

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

ADR	American Depositary Receipt

16	SCHEDULE OF INVESTMENTS

ICON Healthcare Fund Sector Composition March 31, 2015 (unaudited)

Health Care	86.5%

86.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund Industry Composition March 31, 2015 (unaudited)

Pharmaceuticals	33.4%
Biotechnology	27.5%
Health Care Distributors	10.0%
Health Care Equipment	5.7%
Health Care Facilities	4.1%
Health Care Services	3.5%

Health Care Technology	1.0%
Other Industries (each less than 1%)	1.3%

86.5%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	17

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.0%)
Aerospace & Defense (24.2%)
5,000	Boeing Co.	$750,400
16,700	Curtiss-Wright Corp.	1,234,798
9,000	General Dynamics Corp.	1,221,570
5,000	Honeywell International, Inc.	521,550
5,700	Orbital ATK, Inc.	436,791
5,000	Precision Castparts Corp.	1,050,000
11,900	Raytheon Co.	1,300,075
26,100	United Technologies Corp.	3,058,920

		9,574,104
Airlines (13.0%)
30,000	Alaska Air Group, Inc.	1,985,400
50,500	Delta Air Lines, Inc.	2,270,480
45,400	JetBlue Airways Corp.†	873,950

		5,129,830
Construction & Engineering (5.7%)
15,000	Fluor Corp.	857,400
12,500	Jacobs Engineering Group, Inc.†	564,500
35,000	Tutor Perini Corp.†	817,250

		2,239,150
Construction & Farm Machinery & Heavy Trucks (3.3%)
10,000	Caterpillar, Inc.	800,300
5,300	Wabtec Corp.	503,553

		1,303,853
Electrical Components & Equipment (3.9%)
16,600	AMETEK, Inc.	872,164
10,000	Eaton Corp. PLC	679,400

		1,551,564

Shares or Principal Amount		Value

Industrial Conglomerates (8.3%)
11,000	Danaher Corp.	$933,900
94,500	General Electric Co.	2,344,545

		3,278,445
Industrial Machinery (10.7%)
21,700	Crane Co.	1,354,297
15,000	Flowserve Corp.	847,350
4,500	Middleby Corp.†	461,925
5,000	Pall Corp.	501,950
7,200	Snap-on, Inc.	1,058,832

		4,224,354
Railroads (14.5%)
15,000	Genesee & Wyoming, Inc., Class A†	1,446,600
14,400	Norfolk Southern Corp.	1,482,048
26,000	Union Pacific Corp.	2,816,060

		5,744,708
Research & Consulting Services (1.1%)
5,600	Corporate Executive Board Co.	447,216

Security & Alarm Services (3.8%)
35,000	Tyco International PLC	1,507,100

Trading Companies & Distributors (4.7%)
17,800	Fastenal Co.(a)	737,543
4,700	WW Grainger, Inc.	1,108,307

		1,845,850
Trucking (5.8%)
5,500	JB Hunt Transport Services, Inc.	469,673
11,100	Landstar System, Inc.	735,930
11,400	Ryder System, Inc.	1,081,746

		2,287,349

Total Common Stocks (Cost $29,306,968)		39,133,523

18	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Collateral for Securities on Loan (1.9%)
760,950	State Street Navigator Prime Portfolio, 0.16%	$760,950

Total Collateral for Securities on Loan (Cost $760,950)		760,950
Total Investments 100.9% (Cost $30,067,918)		39,894,473
Liabilities Less Other Assets (0.9)%		(357,193)

Net Assets 100.0%		$39,537,280

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

SCHEDULE OF INVESTMENTS	19

ICON Industrials Fund

Sector Composition

March 31, 2015 (unaudited)

Industrials	99.0%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund Industry Composition March 31, 2015 (unaudited)

Aerospace & Defense	24.2%
Railroads	14.5%
Airlines	13.0%
Industrial Machinery	10.7%
Industrial Conglomerates	8.3%
Trucking	5.8%
Construction & Engineering	5.7%
Trading Companies & Distributors	4.7%

Electrical Components & Equipment	3.9%
Security & Alarm Services	3.8%
Construction & Farm Machinery & Heavy Trucks	3.3%
Research & Consulting Services	1.1%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

20	SCHEDULE OF INVESTMENTS

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.0%)
Application Software (5.4%)
76,400	Mentor Graphics Corp.	$1,835,892
22,600	salesforce.com, Inc.†	1,509,906

		3,345,798
Data Processing & Outsourced Services (20.3%)
10,000	Alliance Data Systems Corp.†	2,962,500
19,000	DST Systems, Inc.	2,103,490
19,200	Mastercard, Inc., Class A	1,658,688
57,000	Total System Services, Inc.	2,174,550
54,980	Visa, Inc., Class A	3,596,242

		12,495,470
Electronic Components (0.7%)
5,300	Rogers Corp.†	435,713

Electronic Equipment & Instruments (2.3%)
18,300	FEI Co.	1,397,022

Electronic Manufacturing Services (6.2%)
54,600	Jabil Circuit, Inc.	1,276,548
54,900	Methode Electronics, Inc.	2,582,496

		3,859,044
Home Entertainment Software (3.8%)
53,200	Activision Blizzard, Inc.	1,208,970
19,300	Electronic Arts, Inc.†	1,135,130

		2,344,100
Internet Software & Services (18.3%)
18,300	eBay, Inc.†	1,055,544
38,800	Facebook, Inc., Class A†	3,189,942
4,325	Google, Inc., Class A†	2,399,077

Shares or Principal Amount		Value

5,425	Google, Inc., Class C†	$2,972,900
25,200	j2 Global, Inc.	1,655,136

		11,272,599
IT Consulting & Other Services (3.3%)
21,500	Accenture PLC, Class A	2,014,335

Semiconductor Equipment (5.5%)
103,200	Applied Materials, Inc.	2,328,192
57,400	Teradyne, Inc.	1,081,990

		3,410,182
Semiconductors (13.0%)
80,600	Micron Technology, Inc.†	2,186,678
36,900	Skyworks Solutions, Inc.	3,626,901
27,500	Synaptics, Inc.†	2,235,887

		8,049,466
Systems Software (5.0%)
29,500	Microsoft Corp.	1,199,323
43,300	Oracle Corp.	1,868,395

		3,067,718
Technology Distributors (4.1%)
35,277	ScanSource, Inc.†	1,434,010
14,300	SYNNEX Corp.	1,104,675

		2,538,685
Technology Hardware, Storage & Peripherals (7.1%)
31,000	Apple, Inc.	3,857,330
9,400	Stratasys Ltd.† (a)	496,132

		4,353,462

Total Common Stocks (Cost $42,532,180)		58,583,594

SCHEDULE OF INVESTMENTS	21

Shares or Principal Amount		Value
Collateral for Securities on Loan (0.6%)
368,577	State Street Navigator Prime Portfolio, 0.16%	$368,577

Total Collateral for Securities on Loan (Cost $368,577)		368,577
Short-Term Investments (5.2%)
$3,186,874	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	3,186,874

Total Short-Term Investments (Cost $3,186,874)		3,186,874
Total Investments 100.8% (Cost $46,087,631)		62,139,045
Liabilities Less Other Assets (0.8)%		(505,224)

Net Assets 100.0%		$61,633,821

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2015.

22	SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

March 31, 2015 (unaudited)

Information Technology	95.0%

95.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

March 31, 2015 (unaudited)

Data Processing & Outsourced Services	20.3%
Internet Software & Services	18.3%
Semiconductors	13.0%
Technology Hardware, Storage & Peripherals	7.1%
Electronic Manufacturing Services	6.2%
Semiconductor Equipment	5.5%
Application Software	5.4%
Systems Software	5.0%

Technology Distributors	4.1%
Home Entertainment Software	3.8%
IT Consulting & Other Services	3.3%
Electronic Equipment & Instruments	2.3%
Electronic Components	0.7%

95.0%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	23

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.4%)
Aluminum (2.9%)
200,000	Alcoa, Inc.	$2,584,000

Commodity Chemicals (15.7%)
50,000	Cabot Corp.	2,250,000
140,000	Calgon Carbon Corp.	2,949,800
57,000	LyondellBasell Industries, Class A	5,004,600
65,000	Methanex Corp.	3,482,050
5,000	Westlake Chemical Corp.	359,700

		14,046,150
Construction Materials (10.2%)
85,000	Eagle Materials, Inc.	7,102,600
15,000	Martin Marietta Materials, Inc.	2,097,000

		9,199,600
Diversified Chemicals (17.6%)
90,000	Dow Chemical Co.	4,318,200
26,800	E.I. du Pont de Nemours & Co.	1,915,396
25,000	Eastman Chemical Co.	1,731,500
40,000	FMC Corp.	2,290,000
80,000	Huntsman Corp.	1,773,600
90,000	LSB Industries, Inc.†	3,719,700

		15,748,396
Diversified Metals & Mining (3.2%)
150,000	Freeport-McMoRan, Inc.	2,842,500

Fertilizers & Agricultural Chemicals (9.2%)
73,300	Monsanto Co.	8,249,182

Packaged Foods & Meats (3.2%)
209,300	Landec Corp.†	2,919,735

Shares or Principal Amount		Value

Paper Packaging (6.0%)
20,000	Avery Dennison Corp.	$1,058,200
165,000	Graphic Packaging Holding Co.	2,399,100
25,000	Packaging Corp. of America	1,954,750

		5,412,050
Paper Products (6.5%)
40,000	Clearwater Paper Corp.†	2,612,000
40,000	International Paper Co.	2,219,600
35,000	PH Glatfelter Co.	963,550

		5,795,150
Precious Metals & Minerals (1.9%)
135,000	Stillwater Mining Co.†	1,744,200

Railroads (1.2%)
10,000	Union Pacific Corp.	1,083,100

Specialty Chemicals (15.9%)
23,000	Ashland, Inc.	2,928,130
35,000	Celanese Corp.	1,955,100
33,000	Ecolab, Inc.	3,774,540
20,000	HB Fuller Co.	857,400
55,000	Innospec, Inc.	2,551,450
60,000	PolyOne Corp.	2,241,000

		14,307,620
Steel (3.9%)
20,000	Nucor Corp.	950,600
25,000	Reliance Steel & Aluminum Co.	1,527,000
50,000	Steel Dynamics, Inc.	1,005,000

		3,482,600

Total Common Stocks (Cost $77,247,128)		87,414,283

24	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (1.3%)
$1,136,186	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	$1,136,186

Total Short-Term Investments (Cost $1,136,186)		1,136,186
Total Investments 98.7% (Cost $78,383,314)		88,550,469
Other Assets Less Liabilities 1.3%		1,136,766

Net Assets 100.0%		$89,687,235

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS	25

ICON Materials Fund

Sector Composition

March 31, 2015 (unaudited)

Materials	96.2%
Industrials	1.2%

97.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

March 31, 2015 (unaudited)

Diversified Chemicals	17.6%
Specialty Chemicals	15.9%
Commodity Chemicals	15.7%
Construction Materials	10.2%
Fertilizers & Agricultural Chemicals	9.2%
Paper Products	6.5%
Paper Packaging	6.0%
Steel	3.9%

Diversified Metals & Mining	3.2%
Packaged Foods & Meats	3.2%
Aluminum	2.9%
Precious Metals & Minerals	1.9%
Railroads	1.2%

97.4%

Percentages are based upon common stocks as a percentage of net assets.

26	SCHEDULE OF INVESTMENTS

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.3%)
Electric Utilities (44.4%)
22,800	ALLETE, Inc.	$1,202,928
10,400	American Electric Power Co., Inc.	585,000
6,200	Edison International	387,314
15,800	Eversource Energy	798,216
11,900	Exelon Corp.	399,959
44,400	Great Plains Energy, Inc.	1,184,592
4,700	NextEra Energy, Inc.	489,035
29,500	OGE Energy Corp.	932,495
12,000	Otter Tail Corp.	386,040
26,000	Portland General Electric Co.	964,340
37,900	Westar Energy, Inc.	1,469,004

		8,798,923
Gas Utilities (7.9%)
15,400	National Fuel Gas Co.	929,082
3,600	South Jersey Industries, Inc.	195,408
7,700	Southwest Gas Corp.	447,909

		1,572,399
Integrated Telecommunication Services (8.6%)
14,000	BCE, Inc.	593,040
19,000	Verizon Communications, Inc.	923,970
25,500	Windstream Holdings, Inc.(a)	188,700

		1,705,710
Multi-Utilities (26.7%)
16,600	Ameren Corp.	700,520
19,900	Black Hills Corp.	1,003,756
28,476	CMS Energy Corp.	994,097
14,400	DTE Energy Co.	1,161,936

Shares or Principal Amount		Value

29,600	MDU Resources Group, Inc.	$631,664
18,900	Public Service Enterprise Group, Inc.	792,288

		5,284,261
Oil & Gas Exploration & Production (1.9%)
34,200	Encana Corp.	381,330

Oil & Gas Storage & Transportation (3.6%)
4,200	Magellan Midstream Partners L.P.	322,182
8,100	Plains All American Pipeline L.P.	395,037

		717,219
Water Utilities (4.2%)
31,500	Aqua America, Inc.	830,025

Total Common Stocks (Cost $19,201,877)		19,289,867
Collateral for Securities on Loan (0.7%)
143,995	State Street Navigator Prime Portfolio, 0.16%	143,995

Total Collateral for Securities on Loan (Cost $143,995)		143,995
Short-Term Investments (1.2%)
$232,291	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/15	232,291

Total Short-Term Investments (Cost $232,291)		232,291
Total Investments 99.2% (Cost $19,578,163)		19,666,153
Other Assets Less Liabilities 0.8%		159,165

Net Assets 100.0%		$19,825,318

The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of March 31, 2015.

SCHEDULE OF INVESTMENTS	27

ICON Utilities Fund

Sector Composition

March 31, 2015 (unaudited)

Utilities	83.2%
Telecommunication	8.6%
Energy	5.5%

97.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

March 31, 2015 (unaudited)

Electric Utilities	44.4%
Multi-Utilities	26.7%
Integrated Telecommunication Services	8.6%
Gas Utilities	7.9%
Water Utilities	4.2%

Oil & Gas Storage & Transportation	3.6%
Oil & Gas Exploration & Production	1.9%

97.3%

Percentages are based upon common stocks as a percentage of net assets.

28	SCHEDULE OF INVESTMENTS

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STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$62,766,224	$12,827,946	$492,931,411

Investments, at value†	67,934,103	14,438,719	441,878,586
Receivables:
Fund shares sold	115,862	17,304	756,066
Investments sold	-	-	7,817,717
Dividends	30,756	19,001	183,803
Expense reimbursements due from Adviser	696	17,757	-
Foreign tax reclaims	1,152	-	14,318
Other assets	30,800	17,416	246,135

Total Assets	68,113,369	14,510,197	450,896,625

Liabilities
Payables:
Payable for collateral received on securities loaned	6,619,025	-	11,338,325
Fund shares redeemed	147,751	-	691,808
Advisory fees	52,295	12,449	370,787
Accrued distribution fees	1,411	1,948	15,213
Fund accounting fees	1,975	495	14,446
Transfer agent fees	16,570	15,411	289,597
Administration fees	2,615	622	18,540
Trustee fees	2,197	794	23,331
Accrued expenses	17,620	18,974	28,290

Total Liabilities	6,861,459	50,693	12,790,337

Net Assets - all share classes	$61,251,910	$14,459,504	$438,106,288

Net Assets - Class S	$56,224,891	$10,016,166	$404,722,705

Net Assets - Class C	$553,480	$1,489,522	$13,157,554

Net Assets - Class A	$4,473,539	$2,953,816	$20,226,029

30	FINANCIAL STATEMENTS

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Net Assets Consist of
Paid-in capital	$56,661,023	$10,404,017	$553,929,844
Accumulated undistributed net investment income/(loss)	(107,962)	25,978	1,146,629
Accumulated undistributed net realized gain/(loss)	(469,030)	2,418,736	(65,917,360)
Unrealized appreciation/(depreciation)	5,167,879	1,610,773	(51,052,825)

Net Assets	$61,251,910	$14,459,504	$438,106,288

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,751,322	1,068,931	28,966,950
Class C	39,145	164,753	972,080
Class A	305,970	315,627	1,453,529
Net asset value (offering and redemption price per share)
Class S	$14.99	$9.37	$13.97
Class C	$14.14	$9.04	$13.54
Class A	$14.62	$9.36	$13.92
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$15.51	$9.93	$14.77

† Includes securities on loan of	$6,470,637	$-	$11,025,283

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	31

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2015 (UNAUDITED)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$39,918,685	$156,416,120	$30,067,918

Investments, at value†	41,538,799	170,442,666	39,894,473
Cash	21,879	30,787	-
Receivables:
Fund shares sold	11,303	483,616	2,076
Investments sold	1,223,034	-	1,140,554
Dividends	28,631	83,811	39,214
Expense reimbursements due from Adviser	1,217	-	888
Foreign tax reclaims	189	9,494	-
Other assets	22,447	29,616	17,337

Total Assets	42,847,499	171,079,990	41,094,542

Liabilities
Payables:
Due to custodian bank	-	-	13,021
Expense recoupment due to adviser	6,604	182	-
Investments purchased	612,387	586,598	606,084
Payable for collateral received on securities loaned	2,283,449	768,369	760,950
Fund shares redeemed	93,314	146,131	112,424
Advisory fees	34,278	140,972	34,701
Accrued distribution fees	222	4,794	363
Fund accounting fees	1,370	5,024	1,345
Transfer agent fees	6,346	30,921	8,996
Administration fees	1,713	7,049	1,735
Trustee fees	1,187	4,918	1,325
Accrued expenses	14,301	19,911	16,318

Total Liabilities	3,055,171	1,714,869	1,557,262

Net Assets - all share classes	$39,792,328	$169,365,121	$39,537,280

Net Assets - Class S	$39,038,292	$152,355,850	$38,829,131

Net Assets - Class C	$102,219	$1,981,499	$298,289

Net Assets - Class A	$651,817	$15,027,772	$409,860

32	FINANCIAL STATEMENTS

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Net Assets Consist of
Paid-in capital	$125,448,515	$141,526,287	$55,724,021
Accumulated undistributed net investment income/(loss)	110,339	(290,281)	57,955
Accumulated undistributed net realized gain/(loss)	(87,386,640)	14,102,569	(26,071,251)
Unrealized appreciation/(depreciation)	1,620,114	14,026,546	9,826,555

Net Assets	$39,792,328	$169,365,121	$39,537,280

Shares outstanding (unlimited shares authorized, no par value)
Class S	4,658,372	7,577,746	3,161,509
Class C	12,372	105,639	25,048
Class A	77,287	766,333	33,664
Net asset value (offering and redemption price per share)
Class S	$8.38	$20.11	$12.28
Class C	$8.26	$18.76	$11.91
Class A	$8.43	$19.61	$12.18
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$8.94	$20.81	$12.92

† Includes securities on loan of	$2,221,824	$739,256	$737,543

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	33

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2015 (UNAUDITED)

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Assets
Investments, at cost	$46,087,631	$78,383,314	$19,578,163

Investments, at value†	62,139,045	88,550,469	19,666,153
Cash	-	13,812	-
Receivables:
Fund shares sold	29,613	427,214	58,797
Investments sold	-	1,422,644	1,270,821
Dividends	17,937	147,732	104,192
Expense reimbursements due from Adviser	405	519	9,665
Foreign tax reclaims	-	-	4,916
Other assets	13,337	27,126	18,229

Total Assets	62,200,337	90,589,516	21,132,773

Liabilities
Payables:
Investments purchased	-	583,857	1,075,221
Payable for collateral received on securities loaned	368,577	-	143,995
Fund shares redeemed	97,465	178,612	11,892
Distributions due to shareholders	-	-	19,523
Advisory fees	51,257	76,210	16,869
Accrued distribution fees	805	1,792	2,315
Fund accounting fees	1,913	2,947	678
Transfer agent fees	24,312	32,854	16,076
Administration fees	2,563	3,810	843
Trustee fees	1,866	3,530	815
Accrued expenses	17,758	18,669	19,228

Total Liabilities	566,516	902,281	1,307,455

Net Assets - all share classes	$61,633,821	$89,687,235	$19,825,318

Net Assets - Class S	$58,545,728	$83,473,114	$14,729,799

Net Assets - Class C	$573,176	$765,953	$1,936,146

Net Assets - Class A	$2,514,917	$5,448,168	$3,159,373

34	FINANCIAL STATEMENTS

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Net Assets Consist of
Paid-in capital	$50,214,457	$82,031,822	$19,695,595
Accumulated undistributed net investment income/(loss)	(450,713)	203,069	36,909
Accumulated undistributed net realized gain/(loss)	(4,181,337)	(2,714,811)	4,806
Unrealized appreciation/(depreciation)	16,051,414	10,167,155	88,008

Net Assets	$61,633,821	$89,687,235	$19,825,318

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,797,509	5,504,153	1,747,984
Class C	39,065	51,758	232,654
Class A	166,140	362,107	380,074
Net asset value (offering and redemption price per share)
Class S	$15.42	$15.17	$8.43
Class C	$14.67	$14.80	$8.32
Class A	$15.14	$15.05	$8.31
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$16.06	$15.97	$8.82

† Includes securities on loan of	$355,315	$-	$137,492

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	35

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2015 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$187	$51	$570
Dividends	294,019	177,274	3,930,672
Income from securities lending, net	26,273	1,224	845,238
Foreign taxes withheld	(2,353)	-	(17,346)

Total Investment Income	318,126	178,549	4,759,134

Expenses
Advisory fees	299,796	91,706	2,469,853
Distribution fees:
Class C	2,513	8,178	67,297
Class A	4,443	3,646	26,918
Fund accounting fees	5,996	1,834	49,563
Transfer agent fees	47,981	28,648	563,309
Administration fees	14,990	4,585	123,906
Custody fees	2,112	1,317	10,541
Registration fees:
Class S	9,096	6,607	25,436
Class C	2,477	1,491	4,537
Class A	2,188	2,387	2,157
Insurance expense	2,253	2,098	40,602
Trustee fees and expenses	3,719	1,346	37,253
Audit and tax service expense	12,793	12,775	14,977
Interest expense	330	1,390	2,277
Recoupment of previously reimbursed expenses	-	-	-
Other expenses	17,388	11,997	140,027

Total expenses before expense reimbursement	428,075	180,005	3,578,653
Expense reimbursement by Adviser due to expense limitation agreement	(1,987)	(29,232)	-

Net Expenses	426,088	150,773	3,578,653

Net Investment Income/(Loss)	(107,962)	27,776	1,180,481

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	168,455	2,418,737	(50,232,003)
Foreign currency	-	-	-
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	5,946,981	(230,982)	(78,679,229)

Net realized and unrealized gain/(loss)	6,115,436	2,187,755	(128,911,232)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,007,474	$2,215,531	$(127,730,751)

The accompanying notes are an integral part of the financial statements.

36	FINANCIAL STATEMENTS

ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund

$59,467	$160,462	$70	$22,527	$107	$703
344,573	575,053	333,838	198,195	852,431	478,316
14,441	794	1,013	3,965	1,423	3,452
(513)	(6,326)	-	-	(4,875)	(8,290)

417,968	729,983	334,921	224,687	849,086	474,181

194,245	758,654	195,671	270,030	456,800	104,335

394	6,273	1,523	2,323	3,492	10,643
768	16,609	448	838	6,791	3,657
3,885	15,173	3,913	5,401	9,136	2,087
27,857	103,808	26,511	47,018	80,958	28,188
9,712	37,932	9,783	13,502	22,840	5,217
1,452	2,892	898	1,267	1,895	1,562

8,622	14,465	7,761	8,373	10,569	6,413
821	2,398	1,293	1,462	2,387	2,637
1,286	2,554	1,372	953	1,943	1,594
881	6,186	2,027	3,689	4,752	1,895
2,163	8,890	2,270	3,123	5,927	1,313
12,713	13,022	12,774	12,865	12,936	12,764
276	71	-	519	718	521
19,115	182	-	-	-	-
11,741	32,241	13,185	17,163	26,839	10,954

295,931	1,021,350	279,429	388,526	647,983	193,780
(3,125)	(1,086)	(2,463)	(1,871)	(1,967)	(22,456)

292,806	1,020,264	276,966	386,655	646,016	171,324

125,162	(290,281)	57,955	(161,968)	203,070	302,857

1,332,249	16,748,948	262,205	2,782,182	6,879,848	1,144,846
-	-	-	-	-	(590)

1,085,826	5,125,851	1,568,723	3,682,322	(7,119,819)	165,067

2,418,075	21,874,799	1,830,928	6,464,504	(239,971)	1,309,323

$2,543,237	$21,584,518	$1,888,883	$6,302,536	$(36,901)	$1,612,180

FINANCIAL STATEMENTS	37

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Operations
Net investment income/(loss)	$(107,962)	$(219,047)	$27,776	$323,098
Net realized gain/(loss)	168,455	8,557,188	2,418,737	4,345,596
Change in net unrealized appreciation/(depreciation)	5,946,981	(6,120,506)	(230,982)	(319,405)

Net increase/(decrease) in net assets resulting from operations	6,007,474	2,217,635	2,215,531	4,349,289

Dividends and Distributions to Shareholders
Net investment income
Class S	-	-	(151,410)	(90,346)
Class C	-	-	(27,681)	-
Class A	-	-	(51,174)	(4,612)
Net realized gains
Class S	(7,437,716)	-	(2,549,485)	(3,012,548)
Class C	(61,165)	-	(526,066)	(170,527)
Class A	(598,384)	-	(758,214)	(227,301)

Net decrease from dividends and distributions	(8,097,265)	-	(4,064,030)	(3,505,334)

Fund Share Transactions
Shares sold
Class S	18,728,287	41,907,118	6,036,484	10,374,445
Class C	232,670	145,190	892,724	509,133
Class A	2,461,579	940,301	550,876	453,023
Reinvested dividends and distributions
Class S	7,360,142	-	2,524,671	3,053,902
Class C	52,431	-	201,009	44,192
Class A	539,623	-	685,199	194,753
Shares repurchased
Class S	(23,549,499)	(28,297,795)	(23,360,254)	(22,245,087)
Class C	(254,801)	(106,466)	(669,578)	(839,836)
Class A	(735,393)	(3,354,387)	(491,070)	(745,674)

Net increase/(decrease) from fund share transactions	4,835,039	11,233,961	(13,629,939)	(9,201,149)

Total net increase/(decrease) in net assets	2,745,248	13,451,596	(15,478,438)	(8,357,194)
Net Assets
Beginning of period	58,506,662	45,055,066	29,937,942	38,295,136

End of period	$61,251,910	$58,506,662	$14,459,504	$29,937,942

38	FINANCIAL STATEMENTS

ICON Energy Fund		ICON Financial Fund		ICON Healthcare Fund
Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

$1,180,481	$3,085,543	$125,162	$(12,681)	$(290,281)	$(620,050)
(50,232,003)	92,771,342	1,332,249	1,405,808	16,748,948	35,568,937

(78,679,229)	(79,071,399)	1,085,826	(493,598)	5,125,851	(5,261,635)

(127,730,751)	16,785,486	2,543,237	899,529	21,584,518	29,687,252

(2,185,262)	(1,893,617)	-	(278,278)	-	(127,305)
-	-	-	-	-	-
(46,508)	(21,999)	-	-	-	(3,215)

(91,546,420)	(19,835,437)	-	-	(29,325,741)	(28,562,135)
(2,566,539)	(474,214)	-	-	(255,243)	(77,969)
(4,344,666)	(826,812)	-	-	(3,330,588)	(1,764,297)

(100,689,395)	(23,052,079)	-	(278,278)	(32,911,572)	(30,534,921)

78,180,328	167,382,750	11,117,833	25,626,071	62,692,257	103,467,905
4,659,101	5,878,324	28,559	76,434	1,284,112	472,054
6,708,653	10,311,595	212,464	232,046	6,741,980	17,798,680

89,035,364	20,337,410	-	264,618	27,557,079	26,680,676
2,100,297	353,636	-	-	226,826	56,771
3,519,414	691,659	-	-	3,195,114	1,607,097

(165,025,866)	(226,299,050)	(6,861,485)	(5,998,164)	(76,400,308)	(74,118,289)
(4,946,805)	(3,329,355)	(2,004)	(314,733)	(152,981)	(88,793)
(7,110,326)	(10,095,019)	(144,005)	(695,372)	(4,306,431)	(11,351,623)

7,120,160	(34,768,050)	4,351,362	19,190,900	20,837,648	64,524,478

(221,299,986)	(41,034,643)	6,894,599	19,812,151	9,510,594	63,676,809

659,406,274	700,440,917	32,897,729	13,085,578	159,854,527	96,177,718

$438,106,288	$659,406,274	$39,792,328	$32,897,729	$169,365,121	$159,854,527

FINANCIAL STATEMENTS	39

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Transactions in Fund Shares
Shares sold
Class S	1,218,309	2,651,639	560,812	915,468
Class C	16,719	9,556	84,588	45,827
Class A	153,942	61,458	53,166	39,755
Reinvested dividends and distributions
Class S	502,056	-	272,055	282,148
Class C	3,777	-	22,384	4,161
Class A	37,710	-	73,916	17,945
Shares repurchased
Class S	(1,536,181)	(1,835,870)	(1,991,131)	(1,993,855)
Class C	(17,576)	(7,003)	(72,281)	(77,614)
Class A	(49,125)	(227,736)	(48,097)	(65,428)

Net increase/(decrease)	329,631	652,044	(1,044,588)	(831,593)

Shares outstanding, beginning of period	3,766,806	3,114,762	2,593,899	3,425,492

Shares outstanding, end of period	4,096,437	3,766,806	1,549,311	2,593,899

Accumulated undistributed net investment income/(loss)	$(107,962)	$-	$25,978	$228,467

The accompanying notes are an integral part of the financial statements.

40	FINANCIAL STATEMENTS

ICON Energy Fund		ICON Financial Fund		ICON Healthcare Fund
Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

5,162,573	7,232,880	1,371,102	3,271,278	3,009,141	4,720,711
322,222	259,250	3,526	9,829	67,558	22,892
429,757	444,640	26,217	29,716	325,303	782,634

6,310,086	893,167	-	34,681	1,445,049	1,412,423
153,195	15,794	-	-	12,714	3,126
250,314	30,456	-	-	171,688	86,357

(10,103,961)	(9,726,177)	(834,820)	(771,690)	(3,490,641)	(3,675,631)
(293,017)	(146,695)	(259)	(41,878)	(8,158)	(4,505)
(429,286)	(435,607)	(17,538)	(88,044)	(224,954)	(545,685)

1,801,883	(1,432,292)	548,228	2,443,892	1,307,700	2,802,322

29,590,676	31,022,968	4,199,803	1,755,911	7,142,018	4,339,696

31,392,559	29,590,676	4,748,031	4,199,803	8,449,718	7,142,018

$1,146,629	$2,197,918	$110,339	$(14,823)	$(290,281)	$-

FINANCIAL STATEMENTS	41

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Industrials Fund		ICON Information Technology Fund
	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Operations
Net investment income/(loss)	$57,955	$22,895	$(161,968)	$(375,221)
Net realized gain/(loss)	262,205	4,402,315	2,782,182	17,646,371
Change in net unrealized appreciation/(depreciation)	1,568,723	(368,853)	3,682,322	(6,490,713)

Net increase/(decrease) in net assets resulting from operations	1,888,883	4,056,357	6,302,536	10,780,437

Dividends and Distributions to Shareholders
Net investment income
Class S	(16,629)	(197,919)	-	-
Class C	-	(974)	-	-
Class A	-	-	-	-
Net realized gains

Net decrease from dividends and distributions	(16,629)	(198,893)	-	-

Fund Share Transactions
Shares sold
Class S	6,309,810	11,135,221	17,118,840	8,709,140
Class C	78,951	221,178	135,504	92,744
Class A	151,126	212,076	2,043,320	248,732
Reinvested dividends and distributions
Class S	16,450	194,267	-	-
Class C	-	803	-	-
Class A	-	-	-	-
Shares repurchased
Class S	(5,224,626)	(13,559,727)	(15,100,969)	(42,697,099)
Class C	(66,915)	(43,871)	(21,465)	(63,858)
Class A	(55,415)	(4,380,352)	(63,092)	(2,347,174)

Net increase/(decrease) from fund share transactions	1,209,381	(6,220,405)	4,112,138	(36,057,515)

Total net increase/(decrease) in net assets	3,081,635	(2,362,941)	10,414,674	(25,277,078)
Net Assets
Beginning of period	36,455,645	38,818,586	51,219,147	76,496,225

End of period	$39,537,280	$36,455,645	$61,633,821	$51,219,147

42	FINANCIAL STATEMENTS

ICON Materials Fund		ICON Utilities Fund
Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

$203,070	$208,264	$302,857	$932,643
6,879,848	5,734,068	1,144,256	3,460,870
(7,119,819)	3,387,627	165,067	(41,712)

(36,901)	9,329,959	1,612,180	4,351,801

(208,262)	(335,560)	(236,282)	(783,820)
-	-	(17,648)	(49,984)
-	(12,325)	(48,484)	(65,419)

(208,262)	(347,885)	(302,414)	(899,223)

13,469,916	43,480,999	4,898,351	3,908,224
188,224	465,892	54,195	105,014
954,962	6,611,987	1,074,097	1,191,616

200,552	301,996	220,191	748,212
-	-	3,169	11,949
-	11,008	40,924	52,883

(23,761,205)	(24,468,828)	(9,304,171)	(18,863,423)
(97,300)	(48,417)	(538,386)	(957,637)
(3,536,867)	(705,580)	(616,107)	(1,319,199)

(12,581,718)	25,649,057	(4,167,737)	(15,122,361)

(12,826,881)	34,631,131	(2,857,971)	(11,669,783)

102,514,116	67,882,985	22,683,289	34,353,072

$89,687,235	$102,514,116	$19,825,318	$22,683,289

FINANCIAL STATEMENTS	43

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Industrials Fund		ICON Information Technology Fund
	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Transactions in Fund Shares
Shares sold
Class S	514,796	968,544	1,179,182	675,116
Class C	6,585	19,526	9,677	7,757
Class A	12,519	17,942	136,767	19,562
Reinvested dividends and distributions
Class S	1,358	17,330	-	-
Class C	-	73	-	-
Class A	-	-	-	-
Shares repurchased
Class S	(430,239)	(1,168,317)	(1,098,703)	(3,413,938)
Class C	(5,674)	(3,813)	(1,581)	(5,246)
Class A	(4,586)	(405,848)	(4,751)	(191,533)

Net increase/(decrease)	94,759	(554,563)	220,591	(2,908,282)

Shares outstanding, beginning of period	3,125,462	3,680,025	3,782,123	6,690,405

Shares outstanding, end of period	3,220,221	3,125,462	4,002,714	3,782,123

Accumulated undistributed net investment income/(loss)	$57,955	$16,629	$(450,713)	$(288,745)

The accompanying notes are an integral part of the financial statements.

44	FINANCIAL STATEMENTS

ICON Materials Fund		ICON Utilities Fund
Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Period Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

907,459	2,950,323	560,549	507,380
12,958	32,505	6,273	13,552
64,982	455,567	126,453	152,325

13,699	21,282	25,489	94,392
-	-	374	1,526
-	780	4,803	6,726

(1,620,986)	(1,667,011)	(1,105,154)	(2,368,098)
(6,861)	(3,294)	(62,291)	(124,852)
(253,036)	(47,170)	(73,464)	(173,414)

(881,785)	1,742,982	(516,968)	(1,890,463)

6,799,803	5,056,821	2,877,680	4,768,143

5,918,018	6,799,803	2,360,712	2,877,680

$203,069	$208,261	$36,909	$36,466

FINANCIAL STATEMENTS	45

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Consumer Discretionary Fund
Class S
Period ended March 31, 2015†	$15.55	$(0.02)	$1.70	$1.68	$-	$(2.24)
Year ended September 30, 2014	14.50	(0.07)	1.12	1.05	-	-
Year ended September 30, 2013	11.82	(0.03)	2.73	2.70	(0.02)	-
Year ended September 30, 2012	8.79	0.03	3.00	3.03	-	-
Year ended September 30, 2011	7.92	(0.02)	0.89	0.87	-	-
Year ended September 30, 2010	6.83	(0.05)	1.42	1.37	(0.28)	-
Class C
Period ended March 31, 2015†	14.88	(0.12)	1.62	1.50	-	(2.24)
Year ended September 30, 2014	14.05	(0.26)	1.09	0.83	-	-
Year ended September 30, 2013	11.57	(0.24)	2.72	2.48	-	-
Year ended September 30, 2012	8.72	(0.12)	2.97	2.85	-	-
Year ended September 30, 2011	7.92	(0.12)	0.92	0.80	-	-
Class A
Period ended March 31, 2015†	15.24	(0.05)	1.67	1.62	-	(2.24)
Year ended September 30, 2014	14.25	(0.12)	1.11	0.99	-	-
Year ended September 30, 2013	11.65	(0.09)	2.69	2.60	-	-
Year ended September 30, 2012	8.75	(0.02)	2.92	2.90	-	-
Year ended September 30, 2011	7.92	(0.06)	0.89	0.83	-	-
ICON Consumer Staples Fund
Class S
Period ended March 31, 2015†	11.55	0.02	1.14	1.16	(0.19)	(3.15)
Year ended September 30, 2014	11.18	0.11	1.31	1.42	(0.03)	(1.02)
Year ended September 30, 2013	10.20	0.21	0.98	1.19	(0.21)	-
Year ended September 30, 2012	8.61	0.14	1.69	1.83	(0.24)	-
Year ended September 30, 2011	8.08	0.10	0.52	0.62	(0.09)	-
Year ended September 30, 2010	7.32	0.08	0.76	0.84	(0.08)	-
Class C
Period ended March 31, 2015†	11.28	(0.02)	1.10	1.08	(0.17)	(3.15)
Year ended September 30, 2014	11.02	(0.01)	1.29	1.28	-	(1.02)
Year ended September 30, 2013	10.06	0.08	0.99	1.07	(0.11)	-
Year ended September 30, 2012	8.53	0.05	1.66	1.71	(0.18)	-
Year ended September 30, 2011	8.08	0.04	0.50	0.54	(0.09)	-
Class A
Period ended March 31, 2015†	11.58	0.02	1.12	1.14	(0.21)	(3.15)
Year ended September 30, 2014	11.23	0.07	1.32	1.39	(0.02)	(1.02)
Year ended September 30, 2013	10.24	0.14	1.03	1.17	(0.18)	-
Year ended September 30, 2012	8.68	0.11	1.68	1.79	(0.23)	-
Year ended September 30, 2011	8.08	0.11	0.58	0.69	(0.09)	-

46	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(2.24)	$14.99	11.14%	$56,225	1.39%	1.39	%(c)	(0.33)%	(0.33)%	93.48%
-	15.55	7.24%	55,476	1.46%	1.46	%(c)	(0.47)%	(0.47)%	202.10%
(0.02)	14.50	22.91%	39,883	1.38%	1.38	%(c)	(0.21)%	(0.21)%	87.00%
-	11.82	34.47%	58,314	1.40%	1.40	%(c)	0.26%	0.26%	91.24%
-	8.79	10.98%	34,123	1.54%	1.54	%(c)	(0.23)%	(0.23)%	107.57%
(0.28)	7.92	20.61%	17,750	2.02%	2.02%		(0.62)%	(0.62)%	194.84%

(2.24)	14.14	10.38%	553	3.53%	2.74	%(c)	(2.50)%	(1.71)%	93.48%
-	14.88	5.91%	539	3.78%	2.74	%(c)	(2.80)%	(1.76)%	202.10%
-	14.05	21.43%	473	3.68%	2.75	%(c)	(2.74)%	(1.81)%	87.00%
-	11.57	32.68%	69	6.01%	2.75	%(c)	(4.42)%	(1.16)%	91.24%
-	8.72	10.10%	32	13.14%	2.75	%(c)	(11.73)%	(1.34)%	107.57%

(2.24)	14.62	10.96%	4,474	1.71%	1.71	%(c)	(0.70)%	(0.70)%	93.48%
-	15.24	6.95%	2,492	1.76%	1.76	%(c)	(0.80)%	(0.80)%	202.10%
-	14.25	22.42%	4,699	1.78%	1.78	%(c)	(0.66)%	(0.66)%	87.00%
-	11.65	33.03%	1,542	1.78%	1.78	%(c)	(0.20)%	(0.20)%	91.24%
-	8.75	10.48%	11	18.49%	1.98	%(c)	(17.17)%	(0.66)%	107.57%

(3.34)	9.37	10.28%	10,016	1.85%	1.51	%(c)	0.05%	0.39%	4.24%
(1.05)	11.55	13.32%	25,731	1.45%	1.45	%(c)	0.94%	0.94%	52.38%
(0.21)	11.18	11.75%	33,813	1.51%	1.51	%(c)	1.92%	1.92%	90.51%
(0.24)	10.20	21.50%	37,567	1.55%	1.51	%(c)	1.40%	1.44%	81.81%
(0.09)	8.61	7.64%	20,614	1.57%	1.50	%(c)	1.03%	1.10%	109.56%
(0.08)	8.08	11.56%	30,640	1.54%	1.54%		0.98%	0.98%	86.31%

(3.32)	9.04	9.71%	1,490	2.73%	2.52	%(c)	(0.65)%	(0.44)%	4.24%
(1.02)	11.28	12.17%	1,467	2.76%	2.50	%(c)	(0.38)%	(0.12)%	52.38%
(0.11)	11.02	10.69%	1,738	2.61%	2.50	%(c)	0.61%	0.72%	90.51%
(0.18)	10.06	20.26%	934	3.33%	2.51	%(c)	(0.35)%	0.47%	81.81%
(0.09)	8.53	6.65%	55	7.00%	2.50	%(c)	(4.09)%	0.41%	109.56%

(3.36)	9.36	10.13%	2,954	2.07%	1.77	%(c)	0.04%	0.34%	4.24%
(1.04)	11.58	12.99%	2,740	2.04%	1.75	%(c)	0.35%	0.64%	52.38%
(0.18)	11.23	11.52%	2,744	1.84%	1.75	%(c)	1.20%	1.29%	90.51%
(0.23)	10.24	20.94%	1,499	2.05%	1.77	%(c)	0.82%	1.10%	81.81%
(0.09)	8.68	8.52%	24	7.60%	1.75	%(c)	(4.60)%	1.25%	109.56%

FINANCIAL HIGHLIGHTS	47

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Energy Fund
Class S
Period ended March 31, 2015†	$22.30	$0.04	$(4.55)	$(4.51)	$(0.09)	$(3.73)
Year ended September 30, 2014	22.59	0.11	0.33	0.44	(0.06)	(0.67)
Year ended September 30, 2013	19.18	0.18	3.51	3.69	(0.28)	-
Year ended September 30, 2012	16.64	0.16	2.93	3.09	(0.15)	(0.40)
Year ended September 30, 2011	16.69	0.16	-	0.16	(0.21)	-
Year ended September 30, 2010	16.92	0.21	(0.23)	(0.02)	(0.21)	-
Class C
Period ended March 31, 2015†	21.74	(0.04)	(4.43)	(4.47)	-	(3.73)
Year ended September 30, 2014	22.21	(0.15)	0.35	0.20	-	(0.67)
Year ended September 30, 2013	18.87	(0.05)	3.48	3.43	(0.09)	-
Year ended September 30, 2012	16.47	(0.04)	2.88	2.84	(0.04)	(0.40)
Year ended September 30, 2011	16.69	(0.10)	0.09	(0.01)	(0.21)	-
Class A
Period ended March 31, 2015†	22.20	0.02	(4.53)	(4.51)	(0.04)	(3.73)
Year ended September 30, 2014	22.50	0.04	0.35	0.39	(0.02)	(0.67)
Year ended September 30, 2013	19.12	0.11	3.51	3.62	(0.24)	-
Year ended September 30, 2012	16.59	0.11	2.91	3.02	(0.09)	(0.40)
Year ended September 30, 2011	16.69	0.08	0.03	0.11	(0.21)	-
ICON Financial Fund
Class S
Period ended March 31, 2015†	7.83	0.03	0.52	0.55	-	-
Year ended September 30, 2014	7.47	- (d)	0.54	0.54	(0.18)	-
Year ended September 30, 2013	6.04	0.04	1.44	1.48	(0.05)	-
Year ended September 30, 2012	4.69	0.04	1.34	1.38	(0.03)	-
Year ended September 30, 2011	5.55	0.03	(0.87)	(0.84)	(0.02)	-
Year ended September 30, 2010	5.97	0.02	(0.32)	(0.30)	(0.12)	-
Class C
Period ended March 31, 2015†	7.76	(0.01)	0.51	0.50	-	-
Year ended September 30, 2014	7.20	(0.07)	0.63	0.56	-	-
Year ended September 30, 2013	5.91	(0.03)	1.39	1.36	(0.07)	-
Year ended September 30, 2012	4.64	(0.02)	1.31	1.29	(0.02)	-
Year ended September 30, 2011	5.55	(0.02)	(0.87)	(0.89)	(0.02)	-
Class A
Period ended March 31, 2015†	7.89	0.02	0.52	0.54	-	-
Year ended September 30, 2014	7.37	(0.02)	0.54	0.52	-	-
Year ended September 30, 2013	5.99	0.06	1.38	1.44	(0.06)	-
Year ended September 30, 2012	4.68	0.01	1.33	1.34	(0.03)	-
Year ended September 30, 2011	5.55	0.01	(0.86)	(0.85)	(0.02)	-

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(3.82)	$13.97	(20.41)%	$404,723	1.41%	1.41	%(c)	0.51%	0.51%	90.65%
(0.73)	22.30	1.92%	615,541	1.28%	1.28	%(c)	0.46%	0.46%	96.79%
(0.28)	22.59	19.55%	659,581	1.29%	1.29	%(c)	0.85%	0.85%	88.16%
(0.55)	19.18	18.87%	567,054	1.23%	1.23	%(c)	0.87%	0.87%	74.41%
(0.21)	16.64	0.80%	556,393	1.20%	1.20	%(c)	0.77%	0.77%	88.31%
(0.21)	16.69	(0.17)%	510,181	1.24%	1.24%		1.26%	1.26%	169.86%

(3.73)	13.54	(20.79)%	13,157	2.42%	2.42	%(c)	(0.48)%	(0.48)%	90.65%
(0.67)	21.74	0.83%	17,170	2.38%	2.38	%(c)	(0.65)%	(0.65)%	96.79%
(0.09)	22.21	18.30%	14,691	2.35%	2.35	%(c)	(0.25)%	(0.25)%	88.16%
(0.44)	18.87	17.50%	8,257	2.36%	2.36	%(c)	(0.20)%	(0.20)%	74.41%
(0.21)	16.47	(0.23)%	4,718	2.47%	2.47	%(c)	(0.47)%	(0.47)%	88.31%

(3.77)	13.92	(20.56)%	20,226	1.65%	1.65	%(c)	0.28%	0.28%	90.65%
(0.69)	22.20	1.67%	26,695	1.55%	1.55	%(c)	0.19%	0.19%	96.79%
(0.24)	22.50	19.21%	26,170	1.61%	1.61	%(c)	0.51%	0.51%	88.16%
(0.49)	19.12	18.47%	15,836	1.55%	1.55	%(c)	0.61%	0.61%	74.41%
(0.21)	16.59	0.49%	6,005	1.70%	1.70	%(c)	0.38%	0.38%	88.31%

-	8.38	7.02%	39,038	1.50%	1.50	%(c)	0.65%	0.65%	33.35%
(0.18)	7.83	7.27%	32,286	1.64%	1.50	%(c)	(0.20)%	(0.06)%	78.93%
(0.05)	7.47	24.68%	11,853	1.47%	1.47	%(c)	0.65%	0.65%	95.21%
(0.03)	6.04	29.54%	27,696	1.39%	1.39	%(c)	0.70%	0.70%	95.47%
(0.02)	4.69	(15.18)%	32,432	1.40%	1.40	%(c)	0.44%	0.44%	100.23%
(0.12)	5.55	(5.11)%	58,750	1.43%	1.43%		0.36%	0.36%	143.36%

-	8.26	6.44%	102	4.83%	2.50	%(c)	(2.65)%	(0.32)%	33.35%
-	7.76	7.93%	71	7.35%	2.50	%(c)	(5.74)%	(0.89)%	78.93%
(0.07)	7.20	23.18%	296	3.19%	2.51	%(c)	(1.07)%	(0.40)%	95.21%
(0.02)	5.91	27.79%	3	23.96%	2.51	%(c)	(21.84)%	(0.39)%	95.47%
(0.02)	4.64	(16.08)%	9	35.28%	2.50	%(c)	(33.22)%	(0.44)%	100.23%

-	8.43	6.84%	652	2.47%	1.75	%(c)	(0.33)%	0.39%	33.35%
-	7.89	7.20%	541	2.35%	1.75	%(c)	(0.86)%	(0.26)%	78.93%
(0.06)	7.37	24.20%	936	1.88%	1.76	%(c)	0.82%	0.94%	95.21%
(0.03)	5.99	28.83%	9,278	1.80%	1.77	%(c)	0.09%	0.12%	95.47%
(0.02)	4.68	(15.36)%	24	7.37%	1.75	%(c)	(5.50)%	0.12%	100.23%

FINANCIAL HIGHLIGHTS	49

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Healthcare Fund
Class S
Period ended March 31, 2015†	$22.42	$(0.04)	$3.25	$3.21	$-	$(5.52)
Year ended September 30, 2014	22.17	(0.11)	6.18	6.07	(0.03)	(5.79)
Year ended September 30, 2013	17.56	0.03	4.75	4.78	(0.17)	-
Year ended September 30, 2012	13.56	0.17	3.97	4.14	(0.14)	-
Year ended September 30, 2011	12.78	0.12	0.73	0.85	(0.07)	-
Year ended September 30, 2010	12.29	0.04	0.63	0.67	(0.18)	-
Class C
Period ended March 31, 2015†	21.36	(0.14)	3.06	2.92	-	(5.52)
Year ended September 30, 2014	21.55	(0.34)	5.94	5.60	-	(5.79)
Year ended September 30, 2013	17.21	(0.21)	4.67	4.46	(0.12)	-
Year ended September 30, 2012	13.43	(0.01)	3.91	3.90	(0.12)	-
Year ended September 30, 2011	12.78	(0.01)	0.73	0.72	(0.07)	-
Class A
Period ended March 31, 2015†	22.01	(0.05)	3.17	3.12	-	(5.52)
Year ended September 30, 2014	21.92	(0.14)	6.03	5.89	(0.01)	(5.79)
Year ended September 30, 2013	17.42	(0.03)	4.69	4.66	(0.16)	-
Year ended September 30, 2012	13.53	0.11	3.94	4.05	(0.16)	-
Year ended September 30, 2011	12.78	0.12	0.70	0.82	(0.07)	-
ICON Industrials Fund
Class S
Period ended March 31, 2015†	11.67	0.02	0.60	0.62	(0.01)	-
Year ended September 30, 2014	10.56	0.01	1.16	1.17	(0.06)	-
Year ended September 30, 2013	8.26	0.06	2.35	2.41	(0.11)	-
Year ended September 30, 2012	6.80	0.07	1.48	1.55	(0.09)	-
Year ended September 30, 2011	7.47	0.07	(0.67)	(0.60)	(0.07)	-
Year ended September 30, 2010	6.38	0.05	1.17	1.22	(0.13)	-
Class C
Period ended March 31, 2015†	11.38	(0.05)	0.58	0.53	-	-
Year ended September 30, 2014	10.41	(0.12)	1.15	1.03	(0.06)	-
Year ended September 30, 2013	8.12	(0.06)	2.35	2.29	-	-
Year ended September 30, 2012	6.72	(0.01)	1.46	1.45	(0.05)	-
Year ended September 30, 2011	7.47	(0.02)	(0.66)	(0.68)	(0.07)	-
Class A
Period ended March 31, 2015†	11.58	- (d)	0.60	0.60	-	-
Year ended September 30, 2014	10.45	(0.03)	1.16	1.13	-	-
Year ended September 30, 2013	8.10	- (d)	2.36	2.36	(0.01)	-
Year ended September 30, 2012	6.76	0.08	1.35	1.43	(0.09)	-
Year ended September 30, 2011	7.47	0.05	(0.69)	(0.64)	(0.07)	-

50	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(5.52)	$20.11	15.66%	$152,356	1.32%	1.32	%(c)	(0.36)%	(0.36)%	90.28%
(5.82)	22.42	32.27%	148,261	1.36%	1.36	%(c)	(0.53)%	(0.53)%	187.85%
(0.17)	22.17	27.48%	92,171	1.39%	1.39	%(c)	0.13%	0.13%	111.86%
(0.14)	17.56	30.76%	100,938	1.34%	1.34	%(c)	1.08%	1.08%	47.59%
(0.07)	13.56	6.66%	75,116	1.36%	1.36	%(c)	0.85%	0.85%	83.63%
(0.18)	12.78	5.39%	72,554	1.36%	1.36%		0.31%	0.31%	102.42%

(5.52)	18.76	15.00%	1,981	2.67%	2.50	%(c)	(1.61)%	(1.44)%	90.28%
(5.79)	21.36	30.73%	716	4.31%	2.50	%(c)	(3.49)%	(1.68)%	187.85%
(0.12)	21.55	26.11%	259	4.42%	2.50	%(c)	(2.98)%	(1.06)%	111.86%
(0.12)	17.21	29.24%	103	11.81%	2.51	%(c)	(9.38)%	(0.08)%	47.59%
(0.07)	13.43	5.64%	22	31.38%	2.50	%(c)	(28.98)%	(0.10)%	83.63%

(5.52)	19.61	15.52%	15,028	1.49%	1.49	%(c)	(0.53)%	(0.53)%	90.28%
(5.80)	22.01	31.72%	10,878	1.62%	1.62	%(c)	(0.66)%	(0.66)%	187.85%
(0.16)	21.92	26.95%	3,748	1.69%	1.69	%(c)	(0.15)%	(0.15)%	111.86%
(0.16)	17.42	30.19%	390	2.89%	1.76	%(c)	(0.46)%	0.67%	47.59%
(0.07)	13.53	6.42%	126	7.15%	1.75	%(c)	(4.58)%	0.82%	83.63%

(0.01)	12.28	5.27%	38,829	1.40%	1.40	%(c)	0.31%	0.31%	8.66%
(0.06)	11.67	11.14%	35,883	1.41%	1.41	%(c)	0.07%	0.07%	30.09%
(0.11)	10.56	29.52%	34,409	1.46%	1.46	%(c)	0.60%	0.60%	45.66%
(0.09)	8.26	22.99%	39,621	1.40%	1.40	%(c)	0.91%	0.91%	33.73%
(0.07)	6.80	(8.21)%	50,653	1.36%	1.36	%(c)	0.80%	0.80%	55.87%
(0.13)	7.47	19.40%	71,607	1.40%	1.40%		0.73%	0.73%	54.34%

-	11.91	4.66%	298	3.25%	2.50	%(c)	(1.56)%	(0.81)%	8.66%
(0.06)	11.38	9.95%	275	5.01%	2.50	%(c)	(3.53)%	(1.03)%	30.09%
-	10.41	28.20%	87	9.86%	2.50	%(c)	(8.02)%	(0.66)%	45.66%
(0.05)	8.12	21.58%	12	13.40%	2.51	%(c)	(11.07)%	(0.18)%	33.73%
(0.07)	6.72	(9.29)%	15	13.56%	2.50	%(c)	(11.29)%	(0.23)%	55.87%

-	12.18	5.18%	410	2.49%	1.75	%(c)	(0.75)%	(0.01)%	8.66%
-	11.58	10.81%	298	2.02%	1.75	%(c)	(0.56)%	(0.29)%	30.09%
(0.01)	10.45	29.20%	4,322	2.09%	1.75	%(c)	(0.32)%	0.02%	45.66%
(0.09)	8.10	21.21%	163	2.50%	1.75	%(c)	0.18%	0.93%	33.73%
(0.07)	6.76	(8.75)%	122	3.46%	1.75	%(c)	(1.12)%	0.59%	55.87%

FINANCIAL HIGHLIGHTS	51

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Information Technology Fund
Class S
Period ended March 31, 2015†	$13.55	$(0.04)	$1.91	$1.87	$-	$-
Year ended September 30, 2014	11.44	(0.07)	2.18	2.11	-	-
Year ended September 30, 2013	10.72	(0.02)	0.74	0.72	-	-
Year ended September 30, 2012	8.22	(0.02)	2.52	2.50	-	-
Year ended September 30, 2011	8.05	(0.04)	0.21	0.17	-	-
Year ended September 30, 2010	7.79	(0.05)	0.35	0.30	(0.04)	-
Class C
Period ended March 31, 2015†	12.96	(0.11)	1.82	1.71	-	-
Year ended September 30, 2014	11.07	(0.21)	2.10	1.89	-	-
Year ended September 30, 2013	10.49	(0.14)	0.72	0.58	-	-
Year ended September 30, 2012	8.13	(0.13)	2.49	2.36	-	-
Year ended September 30, 2011	8.05	(0.13)	0.21	0.08	-	-
Class A
Period ended March 31, 2015†	13.32	(0.07)	1.89	1.82	-	-
Year ended September 30, 2014	11.30	(0.11)	2.13	2.02	-	-
Year ended September 30, 2013	10.65	(0.05)	0.70	0.65	-	-
Year ended September 30, 2012	8.20	(0.06)	2.51	2.45	-	-
Year ended September 30, 2011	8.05	(0.05)	0.20	0.15	-	-
ICON Materials Fund
Class S
Period ended March 31, 2015†	15.09	0.03	0.09	0.12	(0.04)	-
Year ended September 30, 2014	13.43	0.04	1.68	1.72	(0.06)	-
Year ended September 30, 2013	11.12	0.09	2.40	2.49	(0.18)	-
Year ended September 30, 2012	9.00	0.11	2.11	2.22	(0.10)	-
Year ended September 30, 2011	10.06	0.08	(1.08)	(1.00)	(0.06)	-
Year ended September 30, 2010	8.93	0.05	1.18	1.23	(0.10)	-
Class C
Period ended March 31, 2015†	14.77	(0.05)	0.08	0.03	-	-
Year ended September 30, 2014	13.24	(0.12)	1.65	1.53	-	-
Year ended September 30, 2013	10.94	(0.04)	2.38	2.34	(0.04)	-
Year ended September 30, 2012	8.92	- (d)	2.08	2.08	(0.06)	-
Year ended September 30, 2011	10.06	(0.03)	(1.05)	(1.08)	(0.06)	-
Class A
Period ended March 31, 2015†	14.96	0.01	0.08	0.09	-	-
Year ended September 30, 2014	13.36	(0.01)	1.67	1.66	(0.06)	-
Year ended September 30, 2013	11.07	0.05	2.38	2.43	(0.14)	-
Year ended September 30, 2012	8.97	0.08	2.10	2.18	(0.08)	-
Year ended September 30, 2011	10.06	0.05	(1.08)	(1.03)	(0.06)	-

52	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$-	$15.42	13.80%	$58,546	1.42%	1.42	%(c)	(0.59)%	(0.59)%	23.82%
-	13.55	18.44%	50,363	1.40%	1.40	%(c)	(0.56)%	(0.56)%	47.88%
-	11.44	6.72%	73,851	1.38%	1.38	%(c)	(0.22)%	(0.22)%	51.71%
-	10.72	30.41%	83,330	1.34%	1.34	%(c)	(0.20)%	(0.20)%	35.22%
-	8.22	2.11%	61,081	1.34%	1.34	%(c)	(0.40)%	(0.40)%	44.84%
(0.04)	8.05	3.91%	77,269	1.37%	1.37%		(0.58)%	(0.58)%	68.32%

-	14.67	13.19%	573	3.00%	2.50	%(c)	(2.17)%	(1.67)%	23.82%
-	12.96	17.07%	401	4.20%	2.50	%(c)	(3.40)%	(1.70)%	47.88%
-	11.07	5.53%	315	3.31%	2.50	%(c)	(2.16)%	(1.36)%	51.71%
-	10.49	29.03%	294	4.46%	2.50	%(c)	(3.22)%	(1.26)%	35.22%
-	8.13	0.99%	1	115.00%	2.51	%(c)	(113.96)%	(1.47)%	44.84%

-	15.14	13.66%	2,515	1.96%	1.75	%(c)	(1.18)%	(0.97)%	23.82%
-	13.32	17.88%	455	1.94%	1.75	%(c)	(1.10)%	(0.91)%	47.88%
-	11.30	6.10%	2,330	2.23%	1.75	%(c)	(0.94)%	(0.45)%	51.71%
-	10.65	29.88%	1,400	2.87%	1.75	%(c)	(1.71)%	(0.59)%	35.22%
-	8.20	1.86%	1	215.56%	1.75	%(c)	(214.36)%	(0.55)%	44.84%

(0.04)	15.17	0.77%	83,473	1.39%	1.39	%(c)	0.47%	0.47%	19.84%
(0.06)	15.09	12.85%	93,610	1.36%	1.36	%(c)	0.26%	0.26%	33.16%
(0.18)	13.43	22.73%	65,782	1.45%	1.45	%(c)	0.72%	0.72%	55.66%
(0.10)	11.12	24.85%	41,627	1.39%	1.39	%(c)	1.00%	1.00%	40.89%
(0.06)	9.00	(10.07)%	59,068	1.33%	1.33	%(c)	0.73%	0.73%	62.97%
(0.10)	10.06	13.92%	87,856	1.38%	1.38%		0.54%	0.54%	70.80%

-	14.80	0.20%	766	3.06%	2.50	%(c)	(1.19)%	(0.63)%	19.84%
-	14.77	11.56%	675	4.17%	2.50	%(c)	(2.51)%	(0.84)%	33.16%
(0.04)	13.24	21.43%	218	4.12%	2.50	%(c)	(1.95)%	(0.33)%	55.66%
(0.06)	10.94	23.36%	195	4.29%	2.51	%(c)	(1.82)%	(0.04)%	40.89%
(0.06)	8.92	(10.87)%	120	4.11%	2.50	%(c)	(1.91)%	(0.30)%	62.97%

-	15.05	0.60%	5,448	1.72%	1.72	%(c)	0.18%	0.18%	19.84%
(0.06)	14.96	12.47%	8,229	1.72%	1.72	%(c)	(0.07)%	(0.07)%	33.16%
(0.14)	13.36	22.24%	1,883	2.02%	1.75	%(c)	0.17%	0.44%	55.66%
(0.08)	11.07	24.44%	539	2.12%	1.76	%(c)	0.34%	0.70%	40.89%
(0.06)	8.97	(10.37)%	487	2.26%	1.74	%(c)	(0.07)%	0.45%	62.97%

FINANCIAL HIGHLIGHTS	53

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Utilities Fund
Class S
Period ended March 31, 2015†	$7.90	$0.13	$0.53	$0.66	$(0.13)	$-
Year ended September 30, 2014	7.22	0.22	0.69	0.91	(0.23)	-
Year ended September 30, 2013	6.81	0.20	0.43	0.63	(0.22)	-
Year ended September 30, 2012	6.29	0.20	0.55	0.75	(0.23)	-
Year ended September 30, 2011	6.15	0.24	0.31	0.55	(0.41)	-
Year ended September 30, 2010	5.66	0.19	0.44	0.63	(0.14)	-
Class C
Period ended March 31, 2015†	7.79	0.08	0.52	0.60	(0.07)	-
Year ended September 30, 2014	7.12	0.15	0.68	0.83	(0.16)	-
Year ended September 30, 2013	6.72	0.13	0.42	0.55	(0.15)	-
Year ended September 30, 2012	6.21	0.14	0.57	0.71	(0.20)	-
Year ended September 30, 2011	6.15	0.25	0.22	0.47	(0.41)	-
Class A
Period ended March 31, 2015†	7.81	0.12	0.52	0.64	(0.14)	-
Year ended September 30, 2014	7.14	0.21	0.68	0.89	(0.22)	-
Year ended September 30, 2013	6.73	0.18	0.42	0.60	(0.19)	-
Year ended September 30, 2012	6.24	0.20	0.53	0.73	(0.24)	-
Year ended September 30, 2011	6.15	0.34	0.17	0.51	(0.42)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.

54	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.13)	$8.43	8.38%	$14,730	1.75%	1.50	%(c)	2.77%	3.02%	121.65%
(0.23)	7.90	12.69%	17,920	1.52%	1.50	%(c)	2.84%	2.86%	106.99%
(0.22)	7.22	9.25%	29,117	1.62%	1.51	%(c)	2.71%	2.81%	121.14%
(0.23)	6.81	12.01%	23,524	1.53%	1.51	%(c)	3.00%	3.02%	50.92%
(0.41)	6.29	9.16%	21,313	1.61%	1.51	%(c)	3.75%	3.85%	114.73%
(0.14)	6.15	11.16%	32,036	1.67%	1.67%		3.28%	3.28%	84.45%

(0.07)	8.32	7.74%	1,936	2.66%	2.51	%(c)	1.82%	1.97%	121.65%
(0.16)	7.79	11.59%	2,246	2.55%	2.50	%(c)	1.87%	1.92%	106.99%
(0.15)	7.12	8.16%	2,834	2.47%	2.47	%(c)	1.89%	1.89%	121.14%
(0.20)	6.72	11.53%	3,256	2.47%	2.47	%(c)	2.17%	2.17%	50.92%
(0.41)	6.21	7.77%	24	122.08%	2.50	%(c)	(115.58)%	4.00%	114.73%

(0.14)	8.31	8.10%	3,159	1.80%	1.75	%(c)	2.86%	2.91%	121.65%
(0.22)	7.81	12.44%	2,517	1.81%	1.75	%(c)	2.69%	2.75%	106.99%
(0.19)	7.14	8.96%	2,402	1.74%	1.74	%(c)	2.55%	2.55%	121.14%
(0.24)	6.73	11.81%	7,113	1.70%	1.70	%(c)	3.03%	3.03%	50.92%
(0.42)	6.24	8.56%	449	185.34%	1.75	%(c)	(178.27)%	5.32%	114.73%

FINANCIAL HIGHLIGHTS	55

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (UNAUDITED)

1.  Organization

The ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Materials Fund, and ICON Utilities Fund are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently nine other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and

56	NOTES TO FINANCIAL STATEMENTS

mid-cap investing, including limited product lines, less liquidity and small market share.

The ICON Energy Fund has a significant weighting in the Oil & Gas Equipment & Services industry and the Oil & Gas Exploration & Production industry, the ICON Financial Fund has a significant weighting in the Diversified Banks industry, the ICON Healthcare Fund has a significant weighting in the Biotechnology industry and the Pharmaceuticals industry, and the ICON Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices

58	NOTES TO FINANCIAL STATEMENTS

using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2015:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$57,079,165	$-	$-	$57,079,165
Collateral for Securities on Loan	-	6,619,025	-	6,619,025
Short-Term Investments	-	4,235,913	-	4,235,913

Total	$57,079,165	$10,854,938	$-	$67,934,103

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Level 3	Total
ICON Consumer Staples Fund*
Assets
Common Stocks	$13,742,343	$-	$-	$13,742,343
Short-Term Investments	-	696,376	-	696,376

Total	$13,742,343	$696,376	$-	$14,438,719

ICON Energy Fund*
Assets
Common Stocks	$420,939,716	$-	$-	$420,939,716
Collateral for Securities on Loan	-	11,338,325	-	11,338,325
Short-Term Investments	-	9,600,545	-	9,600,545

Total	$420,939,716	$20,938,870	$-	$441,878,586

ICON Financial Fund*
Assets
Common Stocks	$39,255,350	$-	$-	$39,255,350
Collateral for Securities on Loan	-	2,283,449	-	2,283,449

Total	$39,255,350	$2,283,449	$-	$41,538,799

ICON Healthcare Fund*
Assets
Common Stocks	$146,608,680	$-	$-	$146,608,680
Collateral for Securities on Loan	-	768,369	-	768,369
Short-Term Investments	-	23,065,617	-	23,065,617

Total	$146,608,680	$23,833,986	$-	$170,442,666

ICON Industrials Fund*
Assets
Common Stocks	$39,133,523	$-	$-	$39,133,523
Collateral for Securities on Loan	-	760,950	-	760,950

Total	$39,133,523	$760,950	$-	$39,894,473

ICON Information Technology Fund*
Assets
Common Stocks	$58,583,594	$-	$-	$58,583,594
Collateral for Securities on Loan	-	368,577	-	368,577
Short-Term Investments	-	3,186,874	-	3,186,874

Total	$58,583,594	$3,555,451	$-	$62,139,045

60	NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total
ICON Materials Fund*
Assets
Common Stocks	$87,414,283	$-	$-	$87,414,283
Short-Term Investments	-	1,136,186	-	1,136,186

Total	$87,414,283	$1,136,186	$-	$88,550,469

ICON Utilities Fund*
Assets
Common Stocks	$19,289,867	$-	$-	$19,289,867
Collateral for Securities on Loan	-	143,995	-	143,995
Short-Term Investments	-	232,291	-	232,291

Total	$19,289,867	$376,286	$-	$19,666,153

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

No Level 3 securities were held in any of the Funds at March 31, 2015.

For the period ended March 31, 2015, there was no transfer activity between Level 1, Level 2 or Level 3. The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2015, is included in the Statement of Operations.

62	NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2015, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$6,470,637	$6,619,025
ICON Consumer Staples Fund	-	-
ICON Energy Fund	11,025,283	11,338,325
ICON Financial Fund	2,221,824	2,283,449
ICON Healthcare Fund	739,256	768,369
ICON Industrials Fund	737,543	760,950
ICON Information Technology Fund	355,315	368,577
ICON Materials Fund	-	-
ICON Utilities Fund	137,492	143,995

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2015. It may also include collateral received from the pre-funding of security loans.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

64	NOTES TO FINANCIAL STATEMENTS

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing And Postage Expense	Transfer Agent Expense
ICON Consumer Discretionary Fund
Class S	$2,553	$6,025	$44,700
Class C	23	63	866
Class A	163	313	2,415
ICON Consumer Staples Fund
Class S	729	5,717	23,822
Class C	98	181	1,268
Class A	175	504	3,558
ICON Energy Fund
Class S	25,640	44,973	528,262
Class C	752	1,114	12,480
Class A	1,206	2,094	22,567
ICON Financial Fund
Class S	1,558	4,197	25,985
Class C	3	12	201
Class A	25	179	1,671
ICON Healthcare Fund
Class S	5,907	8,585	99,952
Class C	57	42	626
Class A	579	386	3,230
ICON Industrials Fund
Class S	1,649	5,303	25,820
Class C	13	20	280
Class A	16	70	411
ICON Information Technology Fund
Class S	2,267	7,036	46,094
Class C	20	33	391
Class A	31	99	533
ICON Materials Fund
Class S	4,082	9,809	74,545
Class C	34	74	678
Class A	259	637	5,735
ICON Utilities Fund
Class S	741	5,060	25,186
Class C	100	177	1,072
Class A	138	228	1,930

NOTES TO FINANCIAL STATEMENTS	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	2.74%	1.99%
ICON Consumer Staples Fund	1.50%	2.50%	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	2.50%	1.75%
ICON Healthcare Fund	1.50%	2.50%	1.75%
ICON Industrials Fund	1.50%	2.50%	1.75%
ICON Information Technology Fund	1.50%	2.50%	1.75%
ICON Materials Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.50%	2.50%	1.75%

The Funds’ expense limitations will continue in effect until at least January 31, 2016. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

66	NOTES TO FINANCIAL STATEMENTS

As of March 31, 2015 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2015	2016	2017	2018
ICON Consumer Discretionary Fund	$1,278	$1,881	$5,663	$1,987
ICON Consumer Staples Fund	5,004	3,344	11,844	29,232
ICON Financial Fund	1,276	7,072	18,339	3,125
ICON Healthcare Fund	2,226	3,191	7,400	1,086
ICON Industrials Fund	2,086	4,711	7,089	2,463
ICON Information Technology Fund	2,780	5,822	7,936	1,871
ICON Materials Fund	2,084	3,018	8,051	1,967
ICON Utilities Fund	4,909	25,930	9,172	22,456

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2015, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any

NOTES TO FINANCIAL STATEMENTS	67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans, if any, by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion is paid by ICON Advisers. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2015, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

68	NOTES TO FINANCIAL STATEMENTS

4.  Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 21, 2015, the maximum borrowing limit was changed from $150 million to $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The average interest rate charged for the period ended March 31, 2015 was 1.37%.

For the period ended March 31, 2015, the average outstanding loan by Fund was as follows:

Fund	Average Borrowing (10/1/14-3/31/15)
ICON Consumer Discretionary Fund	$47,720
ICON Consumer Staples Fund	203,107
ICON Energy Fund	327,911
ICON Financial Fund	39,496
ICON Healthcare Fund	10,078
ICON Industrials Fund*	72
ICON Information Technology Fund	75,666
ICON Materials Fund	104,633
ICON Utilities Fund	77,021

*	Fund had outstanding borrowings under these agreements/arrangements as of March 31, 2015.

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
ICON Consumer Discretionary Fund	$52,518,853	$58,686,592
ICON Consumer Staples Fund	767,769	17,633,175
ICON Energy Fund	445,843,768	520,644,359
ICON Financial Fund	18,096,952	12,533,640
ICON Healthcare Fund	116,500,201	116,867,822
ICON Industrials Fund	4,687,148	3,276,490
ICON Information Technology Fund	13,995,095	12,321,583
ICON Materials Fund	17,783,729	27,977,164
ICON Utilities Fund	25,210,119	29,368,783

NOTES TO FINANCIAL STATEMENTS	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  Federal Income Tax

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

For the year ended September 30, 2014, the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Financial Fund	$45,004,011	2017
	43,715,782	2018
ICON Industrials Fund	26,339,719	2018
ICON Information Technology Fund	390,260	2017
	6,573,259	2018
ICON Materials Fund	2,148,321	2017
	7,349,690	2018
ICON Utilities Fund	1,129,706	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2014 the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Consumer Discretionary Fund	$724,922
ICON Financial Fund	1,407,388
ICON Industrials Fund	4,402,317
ICON Information Technology Fund	17,531,866
ICON Materials Fund	5,734,068
ICON Utilities Fund	3,470,969

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

70	NOTES TO FINANCIAL STATEMENTS

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2014, were as follows:

	Distributions Paid from
Fund	Ordinary Income	Net Long- Term Gains	Total Distributions Paid
ICON Consumer Staples Fund	$188,400	$3,316,934	$3,505,334
ICON Energy Fund	7,889,789	15,162,290	23,052,079
ICON Financial Fund	278,278	-	278,278
ICON Healthcare Fund	9,719,828	20,815,093	30,534,921
ICON Industrials Fund	198,893	-	198,893
ICON Materials Fund	347,885	-	347,885
ICON Utilities Fund	899,223	-	899,223

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Consumer Discretionary Fund	$2,900,385	$4,565,209	$-	$-	$(784,916)	$6,680,678
ICON Consumer Staples Fund	1,018,444	3,043,787	-	-	1,841,755	5,903,986
ICON Energy Fund	5,849,832	79,120,354	-	-	27,626,404	112,596,590
ICON Financial Fund	-	-	(14,823)	(88,719,793)	535,192	(88,199,424)
ICON Healthcare Fund	16,828,952	13,436,241	-	-	8,900,695	39,165,888
ICON Industrials Fund	16,629	-	-	(26,339,719)	8,264,095	(18,058,995)
ICON Information Technology Fund	-	-	(288,745)	(6,963,519)	12,369,092	5,116,828
ICON Materials Fund	208,261	-	-	(9,498,011)	17,190,326	7,900,576
ICON Utilities Fund	36,466	-	-	(1,129,706)	(86,803)	(1,180,043)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

NOTES TO FINANCIAL STATEMENTS	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of March 31, 2015, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Consumer Discretionary Fund	$62,766,224	$6,072,290	$(904,411)	$5,167,879
ICON Consumer Staples Fund	12,827,946	1,909,046	(298,273)	1,610,773
ICON Energy Fund	492,931,411	13,342,322	(64,395,147)	(51,052,825)
ICON Financial Fund	39,918,685	2,482,265	(862,151)	1,620,114
ICON Healthcare Fund	156,416,120	14,571,717	(545,171)	14,026,546
ICON Industrials Fund	30,067,918	10,377,709	(551,154)	9,826,555
ICON Information Technology Fund	46,087,631	16,646,794	(595,380)	16,051,414
ICON Materials Fund	78,383,314	13,860,351	(3,693,196)	10,167,155
ICON Utilities Fund	19,578,163	616,091	(528,101)	87,990

7.  Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). This update sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management does not expect this guidance to have an impact on the Funds’ financial statements.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

72	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2015 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/14 - 3/31/15).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	73

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
Actual Expenses
ICON Consumer Discretionary Fund
Class S	$1,000	$1,111.40	$7.32	1.39%
Class C	1,000	1,103.80	14.37	2.74%
Class A	1,000	1,109.60	8.99	1.71%
ICON Consumer Staples Fund
Class S	1,000	1,102.80	7.92	1.51%
Class C	1,000	1,097.10	13.18	2.52%
Class A	1,000	1,101.30	9.27	1.77%
ICON Energy Fund
Class S	1,000	795.90	6.31	1.41%
Class C	1,000	792.10	10.81	2.42%
Class A	1,000	794.40	7.38	1.65%
ICON Financial Fund
Class S	1,000	1,070.20	7.74	1.50%
Class C	1,000	1,064.40	12.87	2.50%
Class A	1,000	1,068.40	9.02	1.75%
ICON Healthcare Fund
Class S	1,000	1,156.60	7.10	1.32%
Class C	1,000	1,150.00	13.40	2.50%
Class A	1,000	1,155.20	8.01	1.49%
ICON Industrials Fund
Class S	1,000	1,052.70	7.16	1.40%
Class C	1,000	1,046.60	12.76	2.50%
Class A	1,000	1,051.80	8.95	1.75%
ICON Information Technology Fund
Class S	1,000	1,138.00	7.57	1.42%
Class C	1,000	1,131.90	13.29	2.50%
Class A	1,000	1,136.60	9.32	1.75%
ICON Materials Fund
Class S	1,000	1,007.70	6.96	1.39%
Class C	1,000	1,002.00	12.48	2.50%
Class A	1,000	1,006.00	8.60	1.72%

74	EXPENSE EXAMPLE

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
ICON Utilities Fund
Class S	$1,000	$1,083.80	$7.79	1.50%
Class C	1,000	1,077.40	13.00	2.51%
Class A	1,000	1,081.00	9.08	1.75%
Hypothetical (assuming a 5% return before expenses)
ICON Consumer Discretionary Fund
Class S	1,000	1,018.00	6.99
Class C	1,000	1,011.27	13.74
Class A	1,000	1,016.40	8.60
ICON Consumer Staples Fund
Class S	1,000	1,017.40	7.59
Class C	1,000	1,012.37	12.64
Class A	1,000	1,016.11	8.90
ICON Energy Fund
Class S	1,000	1,017.90	7.09
Class C	1,000	1,012.86	12.14
Class A	1,000	1,016.70	8.30
ICON Financial Fund
Class S	1,000	1,017.45	7.54
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Healthcare Fund
Class S	1,000	1,018.35	6.64
Class C	1,000	1,012.47	12.54
Class A	1,000	1,017.50	7.49
ICON Industrials Fund
Class S	1,000	1,017.95	7.04
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Information Technology Fund
Class S	1,000	1,017.85	7.14
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80

EXPENSE EXAMPLE	75

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expense Paid During Period 10/1/14 - 3/31/15*	Annualized Expense Ratio 10/1/14 - 3/31/15*
ICON Materials Fund
Class S	$1,000	$1,018.00	$6.99
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.36	8.65
ICON Utilities Fund
Class S	1,000	1,017.45	7.54
Class C	1,000	1,012.42	12.59
Class A	1,000	1,016.21	8.80

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

76	EXPENSE EXAMPLE

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

OTHER INFORMATION	77

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

78	OTHER INFORMATION

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

FUNDS PRIVACY INFORMATION	79

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

80	FUNDS PRIVACY INFORMATION

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date    May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 29, 2015

By (Signature and Title)*	/s/ Carrie M. Schoffman
Carrie M. Schoffman, Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    May 29, 2015

*	Print the name and title of each signing officer under his or her signature.